Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (69.2%)
U.S. Government Securities (68.7%)
United States Treasury Note/Bond	4.625%	10/15/2026	94,588	95,460
United States Treasury Note/Bond	4.125%	10/31/2026	408,362	410,133
United States Treasury Note/Bond	2.000%	11/15/2026	235,178	230,732
United States Treasury Note/Bond	4.625%	11/15/2026	306,815	309,787
United States Treasury Note/Bond	6.500%	11/15/2026	27,000	27,826
United States Treasury Note/Bond	1.250%	11/30/2026	337,545	328,091
United States Treasury Note/Bond	1.625%	11/30/2026	118,099	115,317
United States Treasury Note/Bond	4.250%	11/30/2026	481,329	484,206
United States Treasury Note/Bond	4.375%	12/15/2026	314,624	317,057
United States Treasury Note/Bond	1.250%	12/31/2026	254,240	246,662
United States Treasury Note/Bond	1.750%	12/31/2026	140,145	136,828
United States Treasury Note/Bond	4.250%	12/31/2026	432,886	435,676
United States Treasury Note/Bond	4.000%	1/15/2027	325,000	326,206
United States Treasury Note/Bond	1.500%	1/31/2027	462,810	449,722
United States Treasury Note/Bond	4.125%	1/31/2027	453,089	455,514
United States Treasury Note/Bond	2.250%	2/15/2027	260,300	255,328
United States Treasury Note/Bond	4.125%	2/15/2027	338,816	340,775
United States Treasury Note/Bond	6.625%	2/15/2027	2,000	2,079
United States Treasury Note/Bond	1.125%	2/28/2027	92,740	89,498
United States Treasury Note/Bond	1.875%	2/28/2027	316,124	308,307
United States Treasury Note/Bond	4.125%	2/28/2027	424,597	427,151
United States Treasury Note/Bond	4.250%	3/15/2027	412,158	415,491
United States Treasury Note/Bond	0.625%	3/31/2027	162,020	154,913
United States Treasury Note/Bond	2.500%	3/31/2027	297,820	292,794
United States Treasury Note/Bond	3.875%	3/31/2027	381,627	382,775
United States Treasury Note/Bond	4.500%	4/15/2027	423,583	428,812
United States Treasury Note/Bond	0.500%	4/30/2027	204,650	194,841
United States Treasury Note/Bond	2.750%	4/30/2027	284,904	280,953
United States Treasury Note/Bond	3.750%	4/30/2027	443,186	443,827
United States Treasury Note/Bond	2.375%	5/15/2027	325,340	318,782
United States Treasury Note/Bond	4.500%	5/15/2027	347,659	352,195
United States Treasury Note/Bond	0.500%	5/31/2027	179,920	170,840
United States Treasury Note/Bond	2.625%	5/31/2027	264,828	260,431
United States Treasury Note/Bond	3.875%	5/31/2027	346,520	347,725
United States Treasury Note/Bond	4.625%	6/15/2027	303,094	307,913
United States Treasury Note/Bond	0.500%	6/30/2027	210,040	198,955
United States Treasury Note/Bond	3.250%	6/30/2027	260,110	258,413
United States Treasury Note/Bond	3.750%	6/30/2027	441,564	442,375
United States Treasury Note/Bond	4.375%	7/15/2027	296,630	300,361
United States Treasury Note/Bond	0.375%	7/31/2027	257,615	242,863
United States Treasury Note/Bond	2.750%	7/31/2027	277,732	273,382
United States Treasury Note/Bond	3.875%	7/31/2027	421,439	423,184
United States Treasury Note/Bond	2.250%	8/15/2027	281,721	274,722
United States Treasury Note/Bond	3.750%	8/15/2027	316,914	317,558
United States Treasury Note/Bond	6.375%	8/15/2027	9,718	10,175
United States Treasury Note/Bond	0.500%	8/31/2027	229,050	215,898
United States Treasury Note/Bond	3.125%	8/31/2027	261,805	259,371
United States Treasury Note/Bond	3.625%	8/31/2027	401,424	401,424
United States Treasury Note/Bond	3.375%	9/15/2027	339,784	338,231
United States Treasury Note/Bond	0.375%	9/30/2027	283,050	265,503
United States Treasury Note/Bond	3.500%	9/30/2027	509,425	508,370
United States Treasury Note/Bond	4.125%	9/30/2027	256,485	258,940
United States Treasury Note/Bond	3.875%	10/15/2027	246,251	247,463
United States Treasury Note/Bond	0.500%	10/31/2027	269,200	252,512
United States Treasury Note/Bond	4.125%	10/31/2027	213,754	215,908
United States Treasury Note/Bond	2.250%	11/15/2027	274,960	267,302
United States Treasury Note/Bond	4.125%	11/15/2027	332,622	336,026
United States Treasury Note/Bond	6.125%	11/15/2027	9,140	9,580
United States Treasury Note/Bond	0.625%	11/30/2027	304,980	286,181
United States Treasury Note/Bond	3.875%	11/30/2027	260,565	261,939
United States Treasury Note/Bond	4.000%	12/15/2027	261,507	263,662
United States Treasury Note/Bond	0.625%	12/31/2027	334,425	313,014

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.875%	12/31/2027	259,817	261,238
United States Treasury Note/Bond	4.250%	1/15/2028	301,995	306,112
United States Treasury Note/Bond	0.750%	1/31/2028	359,730	336,811
United States Treasury Note/Bond	3.500%	1/31/2028	270,312	269,583
United States Treasury Note/Bond	2.750%	2/15/2028	362,420	355,214
United States Treasury Note/Bond	4.250%	2/15/2028	298,207	302,435
United States Treasury Note/Bond	1.125%	2/29/2028	355,884	335,560
United States Treasury Note/Bond	4.000%	2/29/2028	269,456	271,824
United States Treasury Note/Bond	3.875%	3/15/2028	309,218	311,163
United States Treasury Note/Bond	1.250%	3/31/2028	338,525	319,496
United States Treasury Note/Bond	3.625%	3/31/2028	212,436	212,494
United States Treasury Note/Bond	3.750%	4/15/2028	109,128	109,461
United States Treasury Note/Bond	1.250%	4/30/2028	361,310	340,351
United States Treasury Note/Bond	3.500%	4/30/2028	248,642	247,923
United States Treasury Note/Bond	2.875%	5/15/2028	375,150	368,101
United States Treasury Note/Bond	3.750%	5/15/2028	189,147	189,760
United States Treasury Note/Bond	1.250%	5/31/2028	397,250	373,399
United States Treasury Note/Bond	3.625%	5/31/2028	237,998	238,017
United States Treasury Note/Bond	3.875%	6/15/2028	271,644	273,427
United States Treasury Note/Bond	1.250%	6/30/2028	314,045	294,650
United States Treasury Note/Bond	4.000%	6/30/2028	263,271	265,842
United States Treasury Note/Bond	3.875%	7/15/2028	85,049	85,604
United States Treasury Note/Bond	1.000%	7/31/2028	365,220	339,526
United States Treasury Note/Bond	4.125%	7/31/2028	252,702	256,038
United States Treasury Note/Bond	2.875%	8/15/2028	379,771	372,072
United States Treasury Note/Bond	3.625%	8/15/2028	131,239	131,244
United States Treasury Note/Bond	5.500%	8/15/2028	9,000	9,445
United States Treasury Note/Bond	1.125%	8/31/2028	368,117	342,780
United States Treasury Note/Bond	4.375%	8/31/2028	278,708	284,391
United States Treasury Note/Bond	3.375%	9/15/2028	219,255	217,765
United States Treasury Note/Bond	1.250%	9/30/2028	356,934	332,925
United States Treasury Note/Bond	4.625%	9/30/2028	269,181	276,731
United States Treasury Note/Bond	1.375%	10/31/2028	329,825	308,180
United States Treasury Note/Bond	4.875%	10/31/2028	302,598	313,378
United States Treasury Note/Bond	3.125%	11/15/2028	358,885	353,390
United States Treasury Note/Bond	5.250%	11/15/2028	62,880	65,670
United States Treasury Note/Bond	1.500%	11/30/2028	318,005	297,732
United States Treasury Note/Bond	4.375%	11/30/2028	321,678	328,639
United States Treasury Note/Bond	1.375%	12/31/2028	338,375	315,006
United States Treasury Note/Bond	3.750%	12/31/2028	351,003	352,127
United States Treasury Note/Bond	1.750%	1/31/2029	333,955	314,153
United States Treasury Note/Bond	4.000%	1/31/2029	372,425	376,469
United States Treasury Note/Bond	2.625%	2/15/2029	417,120	403,564
United States Treasury Note/Bond	5.250%	2/15/2029	7,760	8,150
United States Treasury Note/Bond	1.875%	2/28/2029	374,280	353,022
United States Treasury Note/Bond	4.250%	2/28/2029	380,012	387,226
United States Treasury Note/Bond	2.375%	3/31/2029	307,780	294,868
United States Treasury Note/Bond	4.125%	3/31/2029	413,334	419,631
United States Treasury Note/Bond	2.875%	4/30/2029	288,790	281,119
United States Treasury Note/Bond	4.625%	4/30/2029	451,503	465,895
United States Treasury Note/Bond	2.375%	5/15/2029	292,975	280,180
United States Treasury Note/Bond	2.750%	5/31/2029	302,075	292,564
United States Treasury Note/Bond	4.500%	5/31/2029	468,464	481,603
United States Treasury Note/Bond	3.250%	6/30/2029	290,115	285,763
United States Treasury Note/Bond	4.250%	6/30/2029	511,109	521,291
United States Treasury Note/Bond	2.625%	7/31/2029	265,685	255,701
United States Treasury Note/Bond	4.000%	7/31/2029	516,696	522,388
United States Treasury Note/Bond	1.625%	8/15/2029	192,050	178,171
United States Treasury Note/Bond	3.125%	8/31/2029	201,200	197,050
United States Treasury Note/Bond	3.625%	8/31/2029	440,405	439,338
United States Treasury Note/Bond	3.500%	9/30/2029	440,192	437,131
United States Treasury Note/Bond	3.875%	9/30/2029	204,160	205,564
United States Treasury Note/Bond	4.000%	10/31/2029	210,630	213,000
United States Treasury Note/Bond	4.125%	10/31/2029	386,327	392,484
United States Treasury Note/Bond	1.750%	11/15/2029	186,110	172,617
United States Treasury Note/Bond	3.875%	11/30/2029	180,310	181,465
United States Treasury Note/Bond	4.125%	11/30/2029	397,545	403,943
United States Treasury Note/Bond	3.875%	12/31/2029	207,385	208,697
United States Treasury Note/Bond	4.375%	12/31/2029	427,827	438,924
United States Treasury Note/Bond	3.500%	1/31/2030	237,655	235,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.250%	1/31/2030	399,571	408,062
	United States Treasury Note/Bond	1.500%	2/15/2030	287,805	262,420
	United States Treasury Note/Bond	4.000%	2/28/2030	594,745	601,668
	United States Treasury Note/Bond	3.625%	3/31/2030	190,800	190,010
	United States Treasury Note/Bond	4.000%	3/31/2030	441,457	446,527
	United States Treasury Note/Bond	3.500%	4/30/2030	200,670	198,726
	United States Treasury Note/Bond	3.875%	4/30/2030	278,108	279,890
	United States Treasury Note/Bond	0.625%	5/15/2030	443,385	385,364
	United States Treasury Note/Bond	3.750%	5/31/2030	295,965	296,150
	United States Treasury Note/Bond	4.000%	5/31/2030	390,987	395,599
	United States Treasury Note/Bond	3.750%	6/30/2030	200,000	200,078
	United States Treasury Note/Bond	3.875%	6/30/2030	328,075	330,099
	United States Treasury Note/Bond	3.875%	7/31/2030	520,418	523,549
	United States Treasury Note/Bond	4.000%	7/31/2030	196,000	198,205
	United States Treasury Note/Bond	0.625%	8/15/2030	550,000	474,139
	United States Treasury Note/Bond	3.625%	8/31/2030	490,661	488,150
	United States Treasury Note/Bond	4.125%	8/31/2030	200,000	203,336
	United States Treasury Note/Bond	3.625%	9/30/2030	908,046	903,364
					44,986,420
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks	4.750%	9/1/2026	100	101
	Federal Farm Credit Banks	4.500%	3/26/2027	17,000	17,200
	Federal Farm Credit Banks	4.750%	5/6/2027	5,189	5,274
	Federal Farm Credit Banks	4.500%	5/20/2027	3,643	3,690
	Federal Farm Credit Banks	4.625%	11/15/2027	4,630	4,721
	Federal Farm Credit Banks	4.250%	2/24/2028	1,650	1,672
	Federal Farm Credit Banks	4.500%	6/7/2028	2,250	2,298
	Federal Farm Credit Banks	4.500%	9/22/2028	13,711	14,033
	Federal Farm Credit Banks	4.250%	12/15/2028	2,823	2,872
	Federal Farm Credit Banks	4.125%	3/20/2029	100	101
	Federal Farm Credit Banks	4.375%	4/10/2029	100	102
	Federal Farm Credit Banks	4.750%	4/30/2029	3,414	3,532
	Federal Farm Credit Banks	3.500%	9/10/2029	2,210	2,192
	Federal Farm Credit Banks	4.000%	4/1/2030	1,650	1,665
[1]	Federal Home Loan Banks	1.100%	8/20/2026	100	98
	Federal Home Loan Banks	4.000%	10/9/2026	14,900	14,946
	Federal Home Loan Banks	4.625%	11/17/2026	28,510	28,801
	Federal Home Loan Banks	1.250%	12/21/2026	29,545	28,698
	Federal Home Loan Banks	4.125%	1/15/2027	8,450	8,500
[1]	Federal Home Loan Banks	0.900%	2/26/2027	100	96
	Federal Home Loan Banks	4.000%	3/10/2027	10,725	10,773
	Federal Home Loan Banks	3.000%	3/12/2027	240	238
	Federal Home Loan Banks	4.500%	3/12/2027	5,000	5,057
	Federal Home Loan Banks	4.750%	4/9/2027	12,550	12,747
	Federal Home Loan Banks	3.875%	6/4/2027	14,660	14,711
	Federal Home Loan Banks	3.500%	9/9/2027	5,200	5,188
	Federal Home Loan Banks	4.250%	12/10/2027	2,915	2,952
	Federal Home Loan Banks	4.500%	3/10/2028	10,100	10,296
	Federal Home Loan Banks	3.250%	6/9/2028	240	237
	Federal Home Loan Banks	4.000%	6/30/2028	38,330	38,667
	Federal Home Loan Banks	4.375%	9/8/2028	14,950	15,245
	Federal Home Loan Banks	3.250%	11/16/2028	435	431
	Federal Home Loan Banks	4.750%	12/8/2028	1,105	1,141
[1,2]	Federal Home Loan Mortgage Corp.	0.800%	10/28/2026	100	97
[1]	Private Export Funding Corp.	3.900%	10/15/2027	2,850	2,845
[1]	Private Export Funding Corp.	4.300%	12/15/2028	2,650	2,672
[1]	Private Export Funding Corp.	3.650%	3/15/2030	2,250	2,210
[1]	Tennessee Valley Authority	2.875%	2/1/2027	12,725	12,577
	Tennessee Valley Authority	3.875%	3/15/2028	13,415	13,457
	Tennessee Valley Authority	3.875%	8/1/2030	4,737	4,738
					296,871
Total U.S. Government and Agency Obligations (Cost $44,970,513)					45,283,291
Corporate Bonds (24.8%)
Communications (1.1%)
	Alphabet Inc.	0.800%	8/15/2027	6,893	6,540
	Alphabet Inc.	4.000%	5/15/2030	7,361	7,392
	America Movil SAB de CV	3.625%	4/22/2029	5,600	5,473
	America Movil SAB de CV	2.875%	5/7/2030	4,900	4,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AppLovin Corp.	5.125%	12/1/2029	8,285	8,474
	AT&T Inc.	3.800%	2/15/2027	5,948	5,922
	AT&T Inc.	4.250%	3/1/2027	10,197	10,216
	AT&T Inc.	2.300%	6/1/2027	19,952	19,371
	AT&T Inc.	1.650%	2/1/2028	15,191	14,377
[1]	AT&T Inc.	4.100%	2/15/2028	11,594	11,585
	AT&T Inc.	4.350%	3/1/2029	13,337	13,393
[1]	AT&T Inc.	4.300%	2/15/2030	11,824	11,848
	AT&T Inc.	4.700%	8/15/2030	11,475	11,669
	Baidu Inc.	1.625%	2/23/2027	2,785	2,694
	Baidu Inc.	3.625%	7/6/2027	5,740	5,699
	Baidu Inc.	4.375%	3/29/2028	3,973	3,998
	Baidu Inc.	3.425%	4/7/2030	2,300	2,225
	Booking Holdings Inc.	3.550%	3/15/2028	5,044	4,989
	Charter Communications Operating LLC	3.750%	2/15/2028	13,960	13,747
	Charter Communications Operating LLC	2.250%	1/15/2029	8,809	8,194
	Charter Communications Operating LLC	5.050%	3/30/2029	9,648	9,773
	Charter Communications Operating LLC	6.100%	6/1/2029	12,404	13,017
	Comcast Corp.	2.350%	1/15/2027	14,699	14,409
	Comcast Corp.	3.300%	2/1/2027	4,042	4,008
	Comcast Corp.	3.300%	4/1/2027	6,372	6,309
	Comcast Corp.	3.150%	2/15/2028	13,974	13,720
	Comcast Corp.	3.550%	5/1/2028	7,757	7,678
	Comcast Corp.	4.150%	10/15/2028	26,756	26,869
	Comcast Corp.	4.550%	1/15/2029	3,007	3,051
	Comcast Corp.	5.100%	6/1/2029	5,412	5,594
	Comcast Corp.	2.650%	2/1/2030	9,530	8,938
	Comcast Corp.	3.400%	4/1/2030	7,192	6,957
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	14,300	16,857
	Expedia Group Inc.	4.625%	8/1/2027	6,541	6,590
	Expedia Group Inc.	3.250%	2/15/2030	11,434	10,921
	FactSet Research Systems Inc.	2.900%	3/1/2027	5,146	5,057
	Fox Corp.	4.709%	1/25/2029	15,196	15,393
	Fox Corp.	3.500%	4/8/2030	1,933	1,871
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	2,599	2,616
	Interpublic Group of Cos. Inc.	4.750%	3/30/2030	3,181	3,194
	Meta Platforms Inc.	3.500%	8/15/2027	20,912	20,823
	Meta Platforms Inc.	4.600%	5/15/2028	11,718	11,955
	Meta Platforms Inc.	4.300%	8/15/2029	7,047	7,139
	Netflix Inc.	4.875%	4/15/2028	17,347	17,727
	Netflix Inc.	5.875%	11/15/2028	19,107	20,145
	Netflix Inc.	6.375%	5/15/2029	4,774	5,143
	Paramount Global	2.900%	1/15/2027	2,748	2,692
	Paramount Global	3.375%	2/15/2028	1,605	1,564
	Paramount Global	3.700%	6/1/2028	4,795	4,690
	Paramount Global	4.200%	6/1/2029	7,245	7,123
	Paramount Global	7.875%	7/30/2030	7,215	8,056
	Rogers Communications Inc.	2.900%	11/15/2026	4,504	4,435
	Rogers Communications Inc.	3.200%	3/15/2027	4,482	4,418
	Rogers Communications Inc.	5.000%	2/15/2029	10,560	10,762
	Sprint Capital Corp.	6.875%	11/15/2028	28,133	30,257
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	4,195	4,163
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	3,235	3,294
	Telefonica Emisiones SA	4.103%	3/8/2027	8,054	8,040
	Telefonica Europe BV	8.250%	9/15/2030	2,574	2,976
	TELUS Corp.	2.800%	2/16/2027	5,570	5,463
	T-Mobile USA Inc.	3.750%	4/15/2027	25,625	25,474
	T-Mobile USA Inc.	4.750%	2/1/2028	9,706	9,723
	T-Mobile USA Inc.	2.050%	2/15/2028	7,504	7,152
	T-Mobile USA Inc.	4.950%	3/15/2028	4,591	4,678
	T-Mobile USA Inc.	4.800%	7/15/2028	6,220	6,332
	T-Mobile USA Inc.	4.850%	1/15/2029	3,902	3,979
	T-Mobile USA Inc.	2.625%	2/15/2029	2,550	2,421
	T-Mobile USA Inc.	2.400%	3/15/2029	4,034	3,796
	T-Mobile USA Inc.	3.375%	4/15/2029	13,523	13,132
	T-Mobile USA Inc.	4.200%	10/1/2029	10,015	10,005
	T-Mobile USA Inc.	3.875%	4/15/2030	30,947	30,336
	Uber Technologies Inc.	4.300%	1/15/2030	7,145	7,167
	Verizon Communications Inc.	2.100%	3/22/2028	32,579	31,067
	Verizon Communications Inc.	4.016%	12/3/2029	13,016	12,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.150%	3/22/2030	18,600	17,775
	Verizon Communications Inc.	1.500%	9/18/2030	8,010	7,004
	Walt Disney Co.	3.375%	11/15/2026	4,631	4,603
	Walt Disney Co.	2.000%	9/1/2029	7,615	7,063
	Walt Disney Co.	3.800%	3/22/2030	3,386	3,349
					744,053
Consumer Discretionary (1.8%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	14,945	14,760
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	4,700	4,842
	Amazon.com Inc.	3.300%	4/13/2027	37,666	37,393
	Amazon.com Inc.	3.150%	8/22/2027	18,292	18,095
	Amazon.com Inc.	4.550%	12/1/2027	13,523	13,729
	Amazon.com Inc.	1.650%	5/12/2028	7,565	7,167
	Amazon.com Inc.	3.450%	4/13/2029	11,480	11,314
	Amazon.com Inc.	4.650%	12/1/2029	7,708	7,909
	Amazon.com Inc.	1.500%	6/3/2030	10,191	9,121
[1]	American Honda Finance Corp.	4.400%	10/5/2026	9,390	9,417
[1]	American Honda Finance Corp.	2.350%	1/8/2027	1,834	1,794
	American Honda Finance Corp.	4.900%	3/12/2027	4,539	4,589
	American Honda Finance Corp.	4.550%	7/9/2027	4,575	4,612
[1]	American Honda Finance Corp.	4.900%	7/9/2027	3,100	3,142
[1]	American Honda Finance Corp.	4.450%	10/22/2027	3,960	3,989
	American Honda Finance Corp.	4.550%	3/3/2028	1,379	1,392
[1]	American Honda Finance Corp.	2.000%	3/24/2028	7,125	6,771
[1]	American Honda Finance Corp.	5.125%	7/7/2028	5,345	5,486
	American Honda Finance Corp.	4.250%	9/1/2028	9,300	9,321
	American Honda Finance Corp.	5.650%	11/15/2028	10,980	11,446
	American Honda Finance Corp.	4.900%	3/13/2029	1,450	1,480
[1]	American Honda Finance Corp.	4.400%	9/5/2029	4,380	4,404
	American Honda Finance Corp.	4.800%	3/5/2030	3,962	4,031
[1]	American Honda Finance Corp.	4.500%	9/4/2030	11,050	11,067
[1]	American Honda Finance Corp.	5.850%	10/4/2030	3,000	3,190
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/2029	1,219	1,231
	AutoNation Inc.	3.800%	11/15/2027	4,377	4,331
	AutoNation Inc.	4.750%	6/1/2030	4,944	4,970
	AutoZone Inc.	3.750%	6/1/2027	8,941	8,891
	AutoZone Inc.	4.500%	2/1/2028	3,555	3,585
	AutoZone Inc.	6.250%	11/1/2028	2,245	2,380
	AutoZone Inc.	3.750%	4/18/2029	3,000	2,952
	AutoZone Inc.	5.100%	7/15/2029	5,900	6,071
	AutoZone Inc.	4.000%	4/15/2030	5,616	5,548
	AutoZone Inc.	5.125%	6/15/2030	2,400	2,478
	Best Buy Co. Inc.	4.450%	10/1/2028	2,095	2,111
	Block Financial LLC	3.875%	8/15/2030	3,695	3,559
	BorgWarner Inc.	2.650%	7/1/2027	8,702	8,482
	BorgWarner Inc.	4.950%	8/15/2029	1,035	1,057
	Brunswick Corp.	5.850%	3/18/2029	3,040	3,144
	Choice Hotels International Inc.	3.700%	12/1/2029	3,266	3,119
	Darden Restaurants Inc.	3.850%	5/1/2027	4,773	4,750
	Darden Restaurants Inc.	4.350%	10/15/2027	2,090	2,099
	Darden Restaurants Inc.	4.550%	10/15/2029	2,960	2,976
	DR Horton Inc.	1.300%	10/15/2026	840	816
	eBay Inc.	3.600%	6/5/2027	2,538	2,519
	eBay Inc.	5.950%	11/22/2027	1,894	1,967
	eBay Inc.	2.700%	3/11/2030	5,250	4,912
	Ford Motor Co.	4.346%	12/8/2026	3,999	3,983
	Ford Motor Co.	9.625%	4/22/2030	3,825	4,466
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	1,133	1,137
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	11,118	11,031
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	2,164	2,187
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	9,923	10,048
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	11,295	11,279
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	9,668	9,511
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,164	2,111
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	2,022	2,109
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	2,993	2,845
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	3,442	3,574
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	11,559	12,072
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	753	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	5.800%	3/8/2029	12,140	12,321
Ford Motor Credit Co. LLC	5.113%	5/3/2029	8,676	8,615
Ford Motor Credit Co. LLC	5.303%	9/6/2029	15,622	15,580
Ford Motor Credit Co. LLC	5.875%	11/7/2029	7,910	8,047
Ford Motor Credit Co. LLC	7.200%	6/10/2030	3,000	3,206
Ford Motor Credit Co. LLC	5.730%	9/5/2030	4,700	4,739
Ford Motor Credit Co. LLC	4.000%	11/13/2030	7,000	6,505
Fortune Brands Innovations Inc.	3.250%	9/15/2029	4,390	4,203
General Motors Co.	4.200%	10/1/2027	1,247	1,246
General Motors Co.	6.800%	10/1/2027	1,615	1,686
General Motors Co.	5.350%	4/15/2028	2,185	2,236
General Motors Co.	5.400%	10/15/2029	710	733
General Motors Co.	5.625%	4/15/2030	8,197	8,501
General Motors Financial Co. Inc.	4.000%	10/6/2026	11,243	11,217
General Motors Financial Co. Inc.	4.350%	1/17/2027	14,680	14,695
General Motors Financial Co. Inc.	2.350%	2/26/2027	7,201	7,016
General Motors Financial Co. Inc.	5.000%	4/9/2027	14,548	14,683
General Motors Financial Co. Inc.	5.000%	7/15/2027	2,128	2,154
General Motors Financial Co. Inc.	5.350%	7/15/2027	3,434	3,498
General Motors Financial Co. Inc.	2.700%	8/20/2027	15,876	15,430
General Motors Financial Co. Inc.	3.850%	1/5/2028	1,789	1,774
General Motors Financial Co. Inc.	6.000%	1/9/2028	427	442
General Motors Financial Co. Inc.	5.050%	4/4/2028	2,175	2,210
General Motors Financial Co. Inc.	2.400%	4/10/2028	4,470	4,265
General Motors Financial Co. Inc.	5.800%	6/23/2028	6,998	7,250
General Motors Financial Co. Inc.	2.400%	10/15/2028	2,840	2,687
General Motors Financial Co. Inc.	5.800%	1/7/2029	2,220	2,307
General Motors Financial Co. Inc.	4.300%	4/6/2029	3,444	3,417
General Motors Financial Co. Inc.	5.550%	7/15/2029	14,855	15,346
General Motors Financial Co. Inc.	4.900%	10/6/2029	17,611	17,800
General Motors Financial Co. Inc.	5.350%	1/7/2030	13,168	13,489
General Motors Financial Co. Inc.	5.850%	4/6/2030	3,070	3,211
General Motors Financial Co. Inc.	3.600%	6/21/2030	3,765	3,587
General Motors Financial Co. Inc.	5.450%	7/15/2030	7,300	7,521
Genuine Parts Co.	4.950%	8/15/2029	3,336	3,399
GXO Logistics Inc.	6.250%	5/6/2029	3,355	3,525
Home Depot Inc.	2.500%	4/15/2027	8,512	8,346
Home Depot Inc.	2.875%	4/15/2027	7,168	7,065
Home Depot Inc.	2.800%	9/14/2027	4,427	4,343
Home Depot Inc.	1.500%	9/15/2028	6,229	5,828
Home Depot Inc.	3.750%	9/15/2028	4,263	4,247
Home Depot Inc.	3.900%	12/6/2028	7,650	7,657
Home Depot Inc.	4.900%	4/15/2029	4,050	4,168
Home Depot Inc.	2.950%	6/15/2029	12,410	11,970
Home Depot Inc.	4.750%	6/25/2029	8,965	9,185
Home Depot Inc.	2.700%	4/15/2030	9,183	8,650
Home Depot Inc.	3.950%	9/15/2030	3,600	3,571
Honda Motor Co. Ltd.	2.534%	3/10/2027	9,492	9,283
Honda Motor Co. Ltd.	4.436%	7/8/2028	7,315	7,358
Honda Motor Co. Ltd.	4.688%	7/8/2030	9,950	10,036
Hyatt Hotels Corp.	5.750%	1/30/2027	3,500	3,566
Hyatt Hotels Corp.	5.050%	3/30/2028	2,042	2,075
Hyatt Hotels Corp.	5.250%	6/30/2029	5,600	5,746
Hyatt Hotels Corp.	5.750%	4/23/2030	5,855	6,086
JD.com Inc.	3.375%	1/14/2030	4,795	4,642
Las Vegas Sands Corp.	5.900%	6/1/2027	5,175	5,288
Las Vegas Sands Corp.	5.625%	6/15/2028	1,495	1,528
Las Vegas Sands Corp.	3.900%	8/8/2029	2,075	2,008
Las Vegas Sands Corp.	6.000%	6/14/2030	3,549	3,696
Lear Corp.	4.250%	5/15/2029	6,355	6,322
Lear Corp.	3.500%	5/30/2030	2,000	1,915
Leggett & Platt Inc.	3.500%	11/15/2027	3,998	3,920
Leggett & Platt Inc.	4.400%	3/15/2029	3,003	2,960
Leland Stanford Junior University	1.289%	6/1/2027	1,378	1,321
Lennar Corp.	4.750%	11/29/2027	4,630	4,674
Lennar Corp.	5.200%	7/30/2030	4,000	4,123
Lowe's Cos. Inc.	3.350%	4/1/2027	10,551	10,448
Lowe's Cos. Inc.	3.100%	5/3/2027	8,946	8,820
Lowe's Cos. Inc.	3.950%	10/15/2027	8,319	8,312
Lowe's Cos. Inc.	1.300%	4/15/2028	7,952	7,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.700%	9/15/2028	3,037	2,839
	Lowe's Cos. Inc.	4.000%	10/15/2028	9,866	9,843
	Lowe's Cos. Inc.	3.650%	4/5/2029	6,377	6,266
	Lowe's Cos. Inc.	4.500%	4/15/2030	7,938	8,039
	Lowe's Cos. Inc.	1.700%	10/15/2030	7,000	6,160
	Magna International Inc.	5.050%	3/14/2029	4,863	4,982
	Marriott International Inc.	4.200%	7/15/2027	450	451
	Marriott International Inc.	5.000%	10/15/2027	4,165	4,238
[1]	Marriott International Inc.	4.000%	4/15/2028	5,579	5,563
	Marriott International Inc.	5.550%	10/15/2028	2,428	2,523
[1]	Marriott International Inc.	4.650%	12/1/2028	2,700	2,735
	Marriott International Inc.	4.875%	5/15/2029	1,655	1,686
[1]	Marriott International Inc.	4.625%	6/15/2030	12,609	12,729
	Masco Corp.	1.500%	2/15/2028	5,655	5,323
[1]	McDonald's Corp.	3.500%	3/1/2027	6,425	6,380
[1]	McDonald's Corp.	3.800%	4/1/2028	4,950	4,928
	McDonald's Corp.	4.800%	8/14/2028	5,735	5,855
[1]	McDonald's Corp.	5.000%	5/17/2029	5,115	5,265
[1]	McDonald's Corp.	2.625%	9/1/2029	6,136	5,814
	McDonald's Corp.	4.600%	5/15/2030	4,193	4,260
[1]	McDonald's Corp.	3.600%	7/1/2030	3,980	3,885
	Mohawk Industries Inc.	5.850%	9/18/2028	3,622	3,784
	NIKE Inc.	2.750%	3/27/2027	6,367	6,270
	NIKE Inc.	2.850%	3/27/2030	13,019	12,365
	NVR Inc.	3.000%	5/15/2030	8,896	8,408
	O'Reilly Automotive Inc.	5.750%	11/20/2026	3,680	3,743
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,900	1,883
	O'Reilly Automotive Inc.	3.900%	6/1/2029	7,095	7,020
	Owens Corning	5.500%	6/15/2027	1,280	1,308
	Owens Corning	3.950%	8/15/2029	2,525	2,494
	Owens Corning	3.875%	6/1/2030	3,425	3,348
	Polaris Inc.	6.950%	3/15/2029	3,367	3,575
	PulteGroup Inc.	5.000%	1/15/2027	3,620	3,652
	PVH Corp.	5.500%	6/13/2030	4,200	4,281
	Ralph Lauren Corp.	2.950%	6/15/2030	4,529	4,278
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	2,312	2,447
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	3,250	3,199
	Sands China Ltd.	2.300%	3/8/2027	1,545	1,501
	Sands China Ltd.	5.400%	8/8/2028	11,386	11,634
	Sands China Ltd.	2.850%	3/8/2029	3,975	3,743
	Sands China Ltd.	4.375%	6/18/2030	4,245	4,175
	Snap-on Inc.	3.250%	3/1/2027	2,051	2,027
	Starbucks Corp.	2.000%	3/12/2027	3,410	3,311
	Starbucks Corp.	4.500%	5/15/2028	3,100	3,130
	Starbucks Corp.	3.550%	8/15/2029	7,230	7,083
	Starbucks Corp.	2.250%	3/12/2030	3,212	2,951
	Starbucks Corp.	4.800%	5/15/2030	3,050	3,112
	Starbucks Corp.	2.550%	11/15/2030	6,000	5,509
	Tapestry Inc.	5.100%	3/11/2030	4,922	5,037
	TJX Cos. Inc.	3.875%	4/15/2030	3,696	3,662
	Toll Brothers Finance Corp.	4.350%	2/15/2028	4,505	4,513
	Toyota Motor Corp.	4.186%	6/30/2027	3,865	3,883
	Toyota Motor Corp.	5.118%	7/13/2028	9,148	9,427
	Toyota Motor Corp.	2.760%	7/2/2029	2,285	2,183
	Toyota Motor Corp.	4.450%	6/30/2030	4,715	4,765
	Toyota Motor Credit Corp.	5.400%	11/20/2026	5,896	5,989
	Toyota Motor Credit Corp.	4.600%	1/8/2027	7,715	7,778
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	1,695	1,653
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	5,998	6,091
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	9,421	9,307
	Toyota Motor Credit Corp.	4.500%	5/14/2027	6,580	6,641
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	2,870	2,732
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	4,579	4,633
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	3,468	3,497
	Toyota Motor Credit Corp.	5.450%	11/10/2027	2,761	2,846
	Toyota Motor Credit Corp.	4.625%	1/12/2028	2,857	2,899
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	3,730	3,551
	Toyota Motor Credit Corp.	4.050%	9/5/2028	9,100	9,125
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	4,960	5,133
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	4,690	4,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.650%	1/8/2029	3,589	3,549
	Toyota Motor Credit Corp.	5.050%	5/16/2029	1,815	1,873
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	9,726	9,843
	Toyota Motor Credit Corp.	4.950%	1/9/2030	6,293	6,482
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	5,900	5,713
	Toyota Motor Credit Corp.	4.800%	5/15/2030	5,130	5,254
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	5,000	5,078
	Trustees of Dartmouth College	4.273%	6/1/2030	1,700	1,712
					1,186,212
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	4,462	4,859
	Altria Group Inc.	4.875%	2/4/2028	1,715	1,742
	Altria Group Inc.	6.200%	11/1/2028	1,535	1,621
	Altria Group Inc.	4.800%	2/14/2029	15,297	15,538
	Altria Group Inc.	3.400%	5/6/2030	4,530	4,351
	Altria Group Inc.	4.500%	8/6/2030	2,723	2,732
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	28,877	29,467
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	10,125	9,856
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	4,020	3,866
	Avery Dennison Corp.	4.875%	12/6/2028	4,068	4,148
	BAT Capital Corp.	4.700%	4/2/2027	2,968	2,988
	BAT Capital Corp.	3.557%	8/15/2027	7,717	7,638
	BAT Capital Corp.	2.259%	3/25/2028	6,546	6,253
	BAT Capital Corp.	3.462%	9/6/2029	4,330	4,195
	BAT Capital Corp.	4.906%	4/2/2030	6,480	6,603
	BAT Capital Corp.	6.343%	8/2/2030	9,712	10,484
	BAT International Finance plc	4.448%	3/16/2028	7,765	7,810
	BAT International Finance plc	5.931%	2/2/2029	13,680	14,367
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	4,308	4,312
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	5,387	5,371
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	3,225	3,021
	Campbell's Co.	5.200%	3/19/2027	1,440	1,462
	Campbell's Co.	4.150%	3/15/2028	8,769	8,760
	Campbell's Co.	5.200%	3/21/2029	3,955	4,063
	Campbell's Co.	2.375%	4/24/2030	2,121	1,939
	Church & Dwight Co. Inc.	3.150%	8/1/2027	3,705	3,655
	Clorox Co.	3.100%	10/1/2027	1,771	1,739
	Clorox Co.	4.400%	5/1/2029	5,105	5,152
	Clorox Co.	1.800%	5/15/2030	2,687	2,410
	Coca-Cola Co.	3.375%	3/25/2027	7,491	7,452
	Coca-Cola Co.	1.450%	6/1/2027	8,376	8,066
	Coca-Cola Co.	1.000%	3/15/2028	4,500	4,217
	Coca-Cola Co.	2.125%	9/6/2029	5,130	4,803
	Coca-Cola Co.	1.650%	6/1/2030	8,523	7,662
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	5,545	5,734
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	5,800	5,447
	Colgate-Palmolive Co.	3.100%	8/15/2027	5,448	5,386
	Colgate-Palmolive Co.	4.600%	3/1/2028	6,005	6,109
	Conagra Brands Inc.	4.850%	11/1/2028	9,276	9,377
	Conagra Brands Inc.	5.000%	8/1/2030	2,619	2,646
	Constellation Brands Inc.	3.700%	12/6/2026	8,448	8,405
	Constellation Brands Inc.	3.500%	5/9/2027	1,400	1,386
	Constellation Brands Inc.	4.350%	5/9/2027	5,448	5,462
	Constellation Brands Inc.	3.600%	2/15/2028	5,115	5,046
	Constellation Brands Inc.	4.650%	11/15/2028	11,935	12,070
	Constellation Brands Inc.	4.800%	1/15/2029	2,095	2,126
	Constellation Brands Inc.	2.875%	5/1/2030	2,850	2,666
	Constellation Brands Inc.	4.800%	5/1/2030	915	928
	Costco Wholesale Corp.	3.000%	5/18/2027	4,252	4,202
	Costco Wholesale Corp.	1.375%	6/20/2027	10,256	9,856
	Costco Wholesale Corp.	1.600%	4/20/2030	3,618	3,262
	Diageo Capital plc	5.300%	10/24/2027	9,964	10,213
	Diageo Capital plc	2.375%	10/24/2029	5,224	4,887
	Diageo Investment Corp.	5.125%	8/15/2030	5,500	5,699
	Dollar General Corp.	4.625%	11/1/2027	3,350	3,377
	Dollar General Corp.	4.125%	5/1/2028	6,864	6,835
	Dollar General Corp.	5.200%	7/5/2028	2,515	2,574
	Dollar Tree Inc.	4.200%	5/15/2028	12,430	12,393
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	3,920	3,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	6,533	6,580
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	3,875	3,612
	General Mills Inc.	4.700%	1/30/2027	3,481	3,508
	General Mills Inc.	3.200%	2/10/2027	8,715	8,613
	General Mills Inc.	4.200%	4/17/2028	12,545	12,565
	General Mills Inc.	4.875%	1/30/2030	2,000	2,042
	General Mills Inc.	2.875%	4/15/2030	4,245	3,988
	Haleon US Capital LLC	3.375%	3/24/2027	13,569	13,434
	Haleon US Capital LLC	3.375%	3/24/2029	6,323	6,160
	Hershey Co.	4.550%	2/24/2028	1,669	1,696
	Hershey Co.	4.250%	5/4/2028	1,141	1,153
	Hershey Co.	1.700%	6/1/2030	2,060	1,845
	Hormel Foods Corp.	4.800%	3/30/2027	2,475	2,503
	Hormel Foods Corp.	1.700%	6/3/2028	5,385	5,072
	Hormel Foods Corp.	1.800%	6/11/2030	6,025	5,410
	Ingredion Inc.	3.200%	10/1/2026	3,402	3,366
	Ingredion Inc.	2.900%	6/1/2030	3,065	2,875
	J M Smucker Co.	3.375%	12/15/2027	3,480	3,437
	J M Smucker Co.	5.900%	11/15/2028	3,526	3,704
	J M Smucker Co.	2.375%	3/15/2030	846	781
	Kellanova	4.300%	5/15/2028	4,550	4,582
	Kellanova	2.100%	6/1/2030	2,650	2,405
	Kenvue Inc.	5.050%	3/22/2028	7,089	7,244
	Kenvue Inc.	5.000%	3/22/2030	465	478
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	4,895	4,945
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	6,673	6,583
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	14,595	14,678
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	4,140	4,214
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	5,530	5,440
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	2,750	2,594
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	1,960	1,962
	Kimberly-Clark Corp.	3.200%	4/25/2029	4,826	4,705
	Kimberly-Clark Corp.	3.100%	3/26/2030	3,770	3,618
	Kraft Heinz Foods Co.	3.875%	5/15/2027	18,161	18,088
	Kraft Heinz Foods Co.	3.750%	4/1/2030	479	465
	Kroger Co.	2.650%	10/15/2026	6,694	6,600
	Kroger Co.	3.700%	8/1/2027	2,819	2,805
	Kroger Co.	4.500%	1/15/2029	3,695	3,740
	Kroger Co.	1.700%	1/15/2031	3,000	2,622
	McCormick & Co. Inc.	3.400%	8/15/2027	5,629	5,564
	Mondelez International Inc.	2.625%	3/17/2027	9,820	9,621
	Mondelez International Inc.	4.250%	5/6/2028	4,000	4,017
	Mondelez International Inc.	4.750%	2/20/2029	3,606	3,685
	Mondelez International Inc.	2.750%	4/13/2030	1,585	1,486
	Mondelez International Inc.	4.500%	5/6/2030	4,240	4,275
	PepsiCo Inc.	2.375%	10/6/2026	6,581	6,487
	PepsiCo Inc.	4.400%	2/7/2027	3,950	3,981
	PepsiCo Inc.	2.625%	3/19/2027	9,331	9,173
	PepsiCo Inc.	3.000%	10/15/2027	11,880	11,698
	PepsiCo Inc.	4.450%	2/7/2028	1,495	1,516
	PepsiCo Inc.	3.600%	2/18/2028	1,760	1,752
	PepsiCo Inc.	4.450%	5/15/2028	5,645	5,734
	PepsiCo Inc.	4.100%	1/15/2029	10,040	10,077
	PepsiCo Inc.	7.000%	3/1/2029	3,115	3,407
	PepsiCo Inc.	2.625%	7/29/2029	5,468	5,204
	PepsiCo Inc.	2.750%	3/19/2030	5,348	5,053
	PepsiCo Inc.	1.625%	5/1/2030	5,180	4,647
	PepsiCo Inc.	4.300%	7/23/2030	3,899	3,924
	Philip Morris International Inc.	4.750%	2/12/2027	5,188	5,238
	Philip Morris International Inc.	4.375%	11/1/2027	2,064	2,079
	Philip Morris International Inc.	5.125%	11/17/2027	16,380	16,733
	Philip Morris International Inc.	4.875%	2/15/2028	20,604	20,970
	Philip Morris International Inc.	4.125%	4/28/2028	4,501	4,509
	Philip Morris International Inc.	4.875%	2/13/2029	6,978	7,126
	Philip Morris International Inc.	3.375%	8/15/2029	4,275	4,153
	Philip Morris International Inc.	4.625%	11/1/2029	7,740	7,859
	Philip Morris International Inc.	5.625%	11/17/2029	8,173	8,605
	Philip Morris International Inc.	5.125%	2/15/2030	12,137	12,543
	Philip Morris International Inc.	4.375%	4/30/2030	4,645	4,667
	Philip Morris International Inc.	2.100%	5/1/2030	3,210	2,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	1.750%	11/1/2030	5,330	4,715
	Procter & Gamble Co.	2.450%	11/3/2026	4,325	4,262
	Procter & Gamble Co.	1.900%	2/1/2027	521	508
	Procter & Gamble Co.	2.800%	3/25/2027	11,459	11,298
	Procter & Gamble Co.	2.850%	8/11/2027	5,091	5,011
	Procter & Gamble Co.	3.950%	1/26/2028	5,335	5,366
	Procter & Gamble Co.	4.350%	1/29/2029	10,412	10,588
	Procter & Gamble Co.	3.000%	3/25/2030	8,205	7,877
	Procter & Gamble Co.	4.050%	5/1/2030	2,200	2,210
	Sysco Corp.	5.750%	1/17/2029	7,728	8,083
	Sysco Corp.	2.400%	2/15/2030	2,600	2,407
	Sysco Corp.	5.100%	9/23/2030	4,204	4,335
	Target Corp.	1.950%	1/15/2027	5,546	5,415
	Target Corp.	4.350%	6/15/2028	2,736	2,764
	Target Corp.	3.375%	4/15/2029	8,765	8,581
	Target Corp.	2.650%	9/15/2030	5,000	4,664
	Tyson Foods Inc.	4.350%	3/1/2029	6,395	6,402
	Tyson Foods Inc.	5.400%	3/15/2029	4,525	4,680
	Unilever Capital Corp.	2.900%	5/5/2027	2,162	2,132
	Unilever Capital Corp.	4.250%	8/12/2027	1,285	1,295
	Unilever Capital Corp.	3.500%	3/22/2028	4,829	4,786
	Unilever Capital Corp.	4.875%	9/8/2028	9,320	9,574
	Unilever Capital Corp.	2.125%	9/6/2029	6,345	5,910
	Walmart Inc.	4.100%	4/28/2027	4,750	4,783
	Walmart Inc.	3.950%	9/9/2027	5,013	5,036
	Walmart Inc.	3.900%	4/15/2028	2,550	2,560
	Walmart Inc.	3.700%	6/26/2028	11,469	11,467
	Walmart Inc.	1.500%	9/22/2028	9,190	8,611
	Walmart Inc.	2.375%	9/24/2029	1,500	1,418
	Walmart Inc.	7.550%	2/15/2030	4,099	4,688
	Walmart Inc.	4.350%	4/28/2030	6,515	6,622
					909,428
Energy (1.4%)
[1]	APA Corp.	4.250%	1/15/2030	2,115	2,064
	Baker Hughes Holdings LLC	2.061%	12/15/2026	2,632	2,571
	Baker Hughes Holdings LLC	3.337%	12/15/2027	5,109	5,038
	Boardwalk Pipelines LP	4.450%	7/15/2027	987	989
	Boardwalk Pipelines LP	4.800%	5/3/2029	2,785	2,822
	BP Capital Markets America Inc.	3.543%	4/6/2027	6,356	6,315
	BP Capital Markets America Inc.	3.937%	9/21/2028	8,075	8,060
	BP Capital Markets America Inc.	4.234%	11/6/2028	18,585	18,669
	BP Capital Markets America Inc.	4.699%	4/10/2029	7,905	8,050
	BP Capital Markets America Inc.	4.868%	11/25/2029	8,500	8,724
	BP Capital Markets plc	3.279%	9/19/2027	4,554	4,499
	BP Capital Markets plc	3.723%	11/28/2028	5,459	5,403
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	9,030	8,976
[3]	Canadian Natural Resources Ltd.	5.000%	12/15/2029	7,025	7,183
	Cenovus Energy Inc.	4.250%	4/15/2027	4,662	4,662
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	10,757	10,875
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	8,540	8,306
	Cheniere Energy Inc.	4.625%	10/15/2028	9,302	9,276
	Cheniere Energy Partners LP	4.500%	10/1/2029	8,400	8,378
	Chevron Corp.	1.995%	5/11/2027	5,167	5,023
	Chevron Corp.	2.236%	5/11/2030	8,830	8,180
	Chevron USA Inc.	4.405%	2/26/2027	1,030	1,039
	Chevron USA Inc.	1.018%	8/12/2027	1,910	1,818
	Chevron USA Inc.	3.950%	8/13/2027	4,703	4,723
	Chevron USA Inc.	3.850%	1/15/2028	4,041	4,042
	Chevron USA Inc.	4.475%	2/26/2028	2,950	2,991
	Chevron USA Inc.	4.050%	8/13/2028	10,010	10,060
	Chevron USA Inc.	4.687%	4/15/2030	3,586	3,670
	Chevron USA Inc.	4.300%	10/15/2030	3,239	3,257
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	9,943	10,030
	ConocoPhillips Co.	4.700%	1/15/2030	11,430	11,655
	Continental Resources Inc.	4.375%	1/15/2028	7,438	7,393
	Coterra Energy Inc.	3.900%	5/15/2027	9,177	9,120
	Coterra Energy Inc.	4.375%	3/15/2029	1,380	1,377
	DCP Midstream Operating LP	5.625%	7/15/2027	4,075	4,162
	DCP Midstream Operating LP	5.125%	5/15/2029	3,920	4,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.250%	12/1/2026	6,385	6,319
	Diamondback Energy Inc.	5.200%	4/18/2027	7,419	7,529
	Diamondback Energy Inc.	3.500%	12/1/2029	7,165	6,917
	Diamondback Energy Inc.	5.150%	1/30/2030	9,655	9,946
	Enbridge Inc.	1.600%	10/4/2026	2,384	2,324
	Enbridge Inc.	5.900%	11/15/2026	5,470	5,569
	Enbridge Inc.	4.250%	12/1/2026	6,760	6,761
	Enbridge Inc.	5.250%	4/5/2027	4,464	4,534
	Enbridge Inc.	3.700%	7/15/2027	5,257	5,216
	Enbridge Inc.	4.600%	6/20/2028	1,150	1,163
	Enbridge Inc.	6.000%	11/15/2028	4,840	5,091
	Enbridge Inc.	5.300%	4/5/2029	5,193	5,361
	Enbridge Inc.	3.125%	11/15/2029	6,990	6,663
	Enbridge Inc.	4.900%	6/20/2030	3,010	3,077
	Enbridge Inc.	7.375%	3/15/2055	2,800	2,963
	Energy Transfer LP	4.400%	3/15/2027	7,728	7,753
	Energy Transfer LP	4.200%	4/15/2027	6,059	6,052
[1]	Energy Transfer LP	5.500%	6/1/2027	6,850	6,969
	Energy Transfer LP	4.000%	10/1/2027	1,786	1,780
	Energy Transfer LP	5.550%	2/15/2028	9,455	9,734
	Energy Transfer LP	4.950%	5/15/2028	5,882	5,979
	Energy Transfer LP	4.950%	6/15/2028	5,063	5,150
	Energy Transfer LP	6.100%	12/1/2028	3,274	3,444
	Energy Transfer LP	5.250%	4/15/2029	9,589	9,865
	Energy Transfer LP	5.250%	7/1/2029	9,125	9,393
	Energy Transfer LP	5.200%	4/1/2030	8,779	9,053
	Energy Transfer LP	3.750%	5/15/2030	14,587	14,163
	Eni USA Inc.	7.300%	11/15/2027	485	514
	Enterprise Products Operating LLC	4.600%	1/11/2027	927	934
	Enterprise Products Operating LLC	4.300%	6/20/2028	3,745	3,773
	Enterprise Products Operating LLC	4.150%	10/16/2028	4,665	4,678
	Enterprise Products Operating LLC	3.125%	7/31/2029	5,045	4,866
	Enterprise Products Operating LLC	2.800%	1/31/2030	10,644	10,059
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	6,850	6,839
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	4,498	4,470
	EOG Resources Inc.	4.400%	7/15/2028	2,575	2,600
	EOG Resources Inc.	4.375%	4/15/2030	1,341	1,349
	EQT Corp.	3.900%	10/1/2027	3,758	3,733
	EQT Corp.	5.700%	4/1/2028	1,151	1,190
	EQT Corp.	4.500%	1/15/2029	5,669	5,667
	EQT Corp.	6.375%	4/1/2029	4,080	4,235
	EQT Corp.	7.500%	6/1/2030	3,580	3,949
	Expand Energy Corp.	5.375%	2/1/2029	3,305	3,311
	Expand Energy Corp.	5.375%	3/15/2030	6,900	7,016
	Exxon Mobil Corp.	3.294%	3/19/2027	2,875	2,858
	Exxon Mobil Corp.	3.482%	3/19/2030	15,739	15,384
	Halliburton Co.	2.920%	3/1/2030	11,858	11,175
	Helmerich & Payne Inc.	4.650%	12/1/2027	3,546	3,569
	Helmerich & Payne Inc.	4.850%	12/1/2029	1,120	1,117
	Hess Corp.	4.300%	4/1/2027	4,488	4,502
	Hess Corp.	7.875%	10/1/2029	2,410	2,734
	Kinder Morgan Inc.	1.750%	11/15/2026	3,719	3,622
	Kinder Morgan Inc.	4.300%	3/1/2028	8,780	8,820
	Kinder Morgan Inc.	5.100%	8/1/2029	2,470	2,538
	Kinder Morgan Inc.	5.150%	6/1/2030	824	850
	Marathon Petroleum Corp.	5.125%	12/15/2026	7,035	7,098
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,025	3,983
	Marathon Petroleum Corp.	5.150%	3/1/2030	5,640	5,798
	MPLX LP	4.125%	3/1/2027	13,134	13,121
	MPLX LP	4.250%	12/1/2027	1,354	1,355
	MPLX LP	4.000%	3/15/2028	5,099	5,073
	MPLX LP	4.800%	2/15/2029	5,585	5,663
	Northwest Pipeline LLC	4.000%	4/1/2027	2,941	2,933
	Occidental Petroleum Corp.	8.500%	7/15/2027	1,500	1,573
	Occidental Petroleum Corp.	6.375%	9/1/2028	4,916	5,135
	Occidental Petroleum Corp.	5.200%	8/1/2029	7,976	8,103
	Occidental Petroleum Corp.	8.875%	7/15/2030	3,842	4,435
	ONEOK Inc.	5.550%	11/1/2026	3,597	3,642
	ONEOK Inc.	4.000%	7/13/2027	3,616	3,606
	ONEOK Inc.	4.250%	9/24/2027	22,992	23,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.550%	7/15/2028	5,565	5,609
	ONEOK Inc.	5.650%	11/1/2028	4,220	4,378
	ONEOK Inc.	4.350%	3/15/2029	4,243	4,240
	ONEOK Inc.	5.375%	6/1/2029	2,960	3,048
	ONEOK Inc.	3.400%	9/1/2029	1,795	1,731
	ONEOK Inc.	4.400%	10/15/2029	4,090	4,088
	Ovintiv Inc.	5.650%	5/15/2028	5,920	6,098
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	4,955	4,839
	Phillips 66	3.900%	3/15/2028	6,189	6,156
	Phillips 66 Co.	3.550%	10/1/2026	4,531	4,506
	Phillips 66 Co.	4.950%	12/1/2027	6,155	6,258
	Plains All American Pipeline LP	4.500%	12/15/2026	6,535	6,546
	Plains All American Pipeline LP	3.550%	12/15/2029	4,549	4,393
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	13,212	13,297
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	9,699	9,689
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	11,159	11,206
[1]	Shell Finance US Inc.	2.375%	11/7/2029	11,067	10,384
[1]	Shell Finance US Inc.	2.750%	4/6/2030	7,610	7,187
	Shell International Finance BV	3.875%	11/13/2028	7,562	7,557
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	2,480	2,502
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	6,675	6,753
	Spectra Energy Partners LP	3.375%	10/15/2026	6,166	6,124
	Targa Resources Corp.	5.200%	7/1/2027	5,905	6,001
	Targa Resources Corp.	6.150%	3/1/2029	6,817	7,181
	Targa Resources Partners LP	5.000%	1/15/2028	4,932	4,938
	Targa Resources Partners LP	5.500%	3/1/2030	4,210	4,284
	TC PipeLines LP	3.900%	5/25/2027	4,360	4,334
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	2,644	2,841
	TotalEnergies Capital International SA	3.455%	2/19/2029	7,830	7,687
	TotalEnergies Capital International SA	2.829%	1/10/2030	25,085	23,926
	TotalEnergies Capital SA	3.883%	10/11/2028	2,917	2,909
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,285	10,290
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	6,185	6,094
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	4,300	4,430
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	638	636
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	2,282	2,178
	Valero Energy Corp.	2.150%	9/15/2027	2,503	2,410
	Valero Energy Corp.	4.350%	6/1/2028	5,982	6,008
	Valero Energy Corp.	4.000%	4/1/2029	5,685	5,614
	Valero Energy Corp.	5.150%	2/15/2030	670	690
	Valero Energy Partners LP	4.500%	3/15/2028	5,211	5,249
	Viper Energy Partners LLC	4.900%	8/1/2030	2,800	2,818
	Western Midstream Operating LP	4.500%	3/1/2028	3,475	3,479
	Western Midstream Operating LP	4.750%	8/15/2028	1,916	1,932
	Western Midstream Operating LP	6.350%	1/15/2029	4,939	5,198
	Western Midstream Operating LP	4.050%	2/1/2030	5,440	5,305
	Williams Cos. Inc.	3.750%	6/15/2027	4,597	4,567
	Williams Cos. Inc.	5.300%	8/15/2028	7,172	7,394
	Williams Cos. Inc.	4.900%	3/15/2029	9,426	9,604
	Williams Cos. Inc.	4.625%	6/30/2030	3,149	3,177
	Woodside Finance Ltd.	4.900%	5/19/2028	3,480	3,526
	Woodside Finance Ltd.	5.400%	5/19/2030	8,517	8,743
					913,122
Financials (9.7%)
	ACE Capital Trust II	9.700%	4/1/2030	2,000	2,411
[1]	Aegon Ltd.	5.500%	4/11/2048	5,043	5,086
	AerCap Ireland Capital DAC	2.450%	10/29/2026	24,485	24,061
	AerCap Ireland Capital DAC	6.100%	1/15/2027	5,465	5,583
	AerCap Ireland Capital DAC	6.450%	4/15/2027	9,072	9,357
	AerCap Ireland Capital DAC	3.650%	7/21/2027	3,326	3,297
	AerCap Ireland Capital DAC	3.875%	1/23/2028	6,277	6,227
	AerCap Ireland Capital DAC	4.875%	4/1/2028	6,040	6,132
	AerCap Ireland Capital DAC	5.750%	6/6/2028	2,748	2,847
	AerCap Ireland Capital DAC	3.000%	10/29/2028	36,551	35,232
	AerCap Ireland Capital DAC	5.100%	1/19/2029	5,585	5,717
	AerCap Ireland Capital DAC	4.625%	9/10/2029	7,786	7,858
	AerCap Ireland Capital DAC	6.150%	9/30/2030	5,000	5,357
	AerCap Ireland Capital DAC	6.950%	3/10/2055	4,060	4,250
	Affiliated Managers Group Inc.	3.300%	6/15/2030	2,135	2,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aflac Inc.	2.875%	10/15/2026	2,505	2,476
	Aflac Inc.	3.600%	4/1/2030	5,940	5,820
	Air Lease Corp.	3.625%	4/1/2027	4,275	4,229
	Air Lease Corp.	5.850%	12/15/2027	4,265	4,392
	Air Lease Corp.	2.100%	9/1/2028	6,000	5,617
	Air Lease Corp.	4.625%	10/1/2028	2,305	2,316
	Air Lease Corp.	5.100%	3/1/2029	3,015	3,063
	Air Lease Corp.	3.250%	10/1/2029	3,025	2,874
[1]	Air Lease Corp.	3.000%	2/1/2030	1,740	1,621
	Allstate Corp.	3.280%	12/15/2026	5,592	5,536
	Allstate Corp.	5.050%	6/24/2029	3,404	3,500
	Ally Financial Inc.	4.750%	6/9/2027	3,061	3,079
	Ally Financial Inc.	7.100%	11/15/2027	2,170	2,283
	Ally Financial Inc.	2.200%	11/2/2028	4,436	4,144
	Ally Financial Inc.	5.737%	5/15/2029	1,080	1,106
	Ally Financial Inc.	6.992%	6/13/2029	1,655	1,748
	American Express Co.	1.650%	11/4/2026	9,592	9,354
	American Express Co.	2.550%	3/4/2027	11,871	11,640
	American Express Co.	5.850%	11/5/2027	3,310	3,430
	American Express Co.	5.098%	2/16/2028	11,703	11,860
	American Express Co.	5.043%	7/26/2028	4,550	4,628
	American Express Co.	4.731%	4/25/2029	9,151	9,291
	American Express Co.	4.050%	5/3/2029	610	611
	American Express Co.	4.351%	7/20/2029	8,295	8,340
	American Express Co.	5.282%	7/27/2029	6,950	7,168
	American Express Co.	5.532%	4/25/2030	12,158	12,701
	American Express Co.	5.085%	1/30/2031	17,480	18,011
	American Express Co.	5.016%	4/25/2031	8,800	9,052
	American Financial Group Inc.	5.250%	4/2/2030	1,800	1,875
	American International Group Inc.	4.850%	5/7/2030	1,681	1,720
	American International Group Inc.	3.400%	6/30/2030	2,000	1,915
	American National Group Inc.	5.000%	6/15/2027	3,429	3,457
	American National Group Inc.	5.750%	10/1/2029	3,375	3,491
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,085	4,279
	Aon Corp.	2.850%	5/28/2027	5,302	5,200
	Aon Corp.	3.750%	5/2/2029	7,071	6,968
	Aon Corp.	2.800%	5/15/2030	4,705	4,419
	Aon North America Inc.	5.125%	3/1/2027	3,044	3,087
	Aon North America Inc.	5.150%	3/1/2029	9,063	9,328
	Apollo Debt Solutions BDC	6.900%	4/13/2029	5,660	5,948
[3]	Apollo Debt Solutions BDC	5.875%	8/30/2030	2,400	2,444
	Arch Capital Finance LLC	4.011%	12/15/2026	3,800	3,794
	Ares Capital Corp.	7.000%	1/15/2027	6,779	6,981
	Ares Capital Corp.	2.875%	6/15/2027	1,435	1,401
	Ares Capital Corp.	2.875%	6/15/2028	4,746	4,530
	Ares Capital Corp.	5.875%	3/1/2029	1,720	1,770
	Ares Capital Corp.	5.500%	9/1/2030	4,400	4,453
	Ares Management Corp.	6.375%	11/10/2028	3,185	3,368
	Ares Strategic Income Fund	5.700%	3/15/2028	5,530	5,611
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	2,626	2,646
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	7,100	7,027
	Ares Strategic Income Fund	6.350%	8/15/2029	4,343	4,498
	Ares Strategic Income Fund	5.600%	2/15/2030	4,545	4,592
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	3,200	3,252
	Arthur J Gallagher & Co.	4.600%	12/15/2027	1,985	2,005
	Arthur J Gallagher & Co.	4.850%	12/15/2029	1,505	1,536
	Associated Banc-Corp.	6.455%	8/29/2030	2,005	2,078
	Assurant Inc.	4.900%	3/27/2028	1,820	1,842
	Assurant Inc.	3.700%	2/22/2030	3,231	3,133
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	1,830	1,925
[3]	Athene Global Funding	5.583%	1/9/2029	1,250	1,291
	Athene Holding Ltd.	4.125%	1/12/2028	6,575	6,562
	Athene Holding Ltd.	6.150%	4/3/2030	2,474	2,639
[1]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	9,600	9,654
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	4,883	4,936
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	4,360	4,433
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	7,050	7,195
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,660	2,588
	AXIS Specialty Finance plc	4.000%	12/6/2027	2,440	2,427
	Bain Capital Specialty Finance Inc.	2.550%	10/13/2026	2,593	2,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,153	3,171
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	7,190	7,437
	Banco Santander SA	5.179%	11/19/2025	10,067	10,074
	Banco Santander SA	4.250%	4/11/2027	13,481	13,501
	Banco Santander SA	5.294%	8/18/2027	10,700	10,908
	Banco Santander SA	6.527%	11/7/2027	8,215	8,417
	Banco Santander SA	3.800%	2/23/2028	5,885	5,829
	Banco Santander SA	5.552%	3/14/2028	5,170	5,261
	Banco Santander SA	4.175%	3/24/2028	12,674	12,655
[1]	Banco Santander SA	5.365%	7/15/2028	4,385	4,474
	Banco Santander SA	5.588%	8/8/2028	10,340	10,742
	Banco Santander SA	6.607%	11/7/2028	8,910	9,535
	Banco Santander SA	3.306%	6/27/2029	8,501	8,224
	Banco Santander SA	5.565%	1/17/2030	6,210	6,481
	Banco Santander SA	5.538%	3/14/2030	6,630	6,868
[1]	Bank of America Corp.	4.250%	10/22/2026	19,145	19,173
[1]	Bank of America Corp.	4.183%	11/25/2027	20,020	20,032
[1]	Bank of America Corp.	3.824%	1/20/2028	20,610	20,516
[1]	Bank of America Corp.	2.551%	2/4/2028	12,004	11,757
	Bank of America Corp.	4.376%	4/27/2028	25,798	25,893
[1]	Bank of America Corp.	3.593%	7/21/2028	396	392
[1]	Bank of America Corp.	4.948%	7/22/2028	37,564	38,103
	Bank of America Corp.	6.204%	11/10/2028	23,427	24,416
[1]	Bank of America Corp.	3.419%	12/20/2028	17,312	17,039
[1]	Bank of America Corp.	3.970%	3/5/2029	21,089	20,992
	Bank of America Corp.	5.202%	4/25/2029	33,302	34,132
[1]	Bank of America Corp.	2.087%	6/14/2029	9,808	9,289
[1]	Bank of America Corp.	4.271%	7/23/2029	15,388	15,435
	Bank of America Corp.	5.819%	9/15/2029	17,565	18,365
[1]	Bank of America Corp.	3.974%	2/7/2030	11,990	11,902
[1]	Bank of America Corp.	2.884%	10/22/2030	10,794	10,240
	Bank of America Corp.	5.162%	1/24/2031	39,014	40,267
[1]	Bank of America Corp.	2.496%	2/13/2031	30,913	28,605
[1]	Bank of Montreal	2.650%	3/8/2027	7,369	7,233
[1]	Bank of Montreal	4.700%	9/14/2027	3,724	3,771
	Bank of Montreal	5.203%	2/1/2028	14,168	14,514
	Bank of Montreal	5.717%	9/25/2028	5,735	5,992
	Bank of Montreal	4.640%	9/10/2030	4,605	4,667
[1]	Bank of Montreal	6.709%	Perpetual	117	117
[1]	Bank of New York Mellon Corp.	2.050%	1/26/2027	3,432	3,352
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	7,812	7,742
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,888	7,835
	Bank of New York Mellon Corp.	4.441%	6/9/2028	2,465	2,482
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	1,879	1,771
	Bank of New York Mellon Corp.	4.890%	7/21/2028	5,430	5,511
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	11,545	11,954
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,335	3,234
	Bank of New York Mellon Corp.	4.543%	2/1/2029	10,352	10,468
	Bank of New York Mellon Corp.	4.729%	4/20/2029	950	966
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	10,990	11,694
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	6,265	6,436
	Bank of New York Mellon Corp.	4.942%	2/11/2031	16,635	17,091
	Bank of Nova Scotia	2.951%	3/11/2027	11,964	11,789
[1]	Bank of Nova Scotia	5.400%	6/4/2027	3,633	3,715
	Bank of Nova Scotia	5.250%	6/12/2028	7,873	8,123
	Bank of Nova Scotia	4.043%	9/15/2028	4,578	4,571
	Bank of Nova Scotia	4.932%	2/14/2029	4,280	4,351
[1]	Bank of Nova Scotia	5.450%	8/1/2029	13,475	14,060
	Bank of Nova Scotia	5.130%	2/14/2031	10,236	10,521
	BankUnited Inc.	5.125%	6/11/2030	920	919
	Barclays plc	7.325%	11/2/2026	5,340	5,352
	Barclays plc	2.279%	11/24/2027	14,198	13,881
	Barclays plc	4.337%	1/10/2028	2,550	2,550
	Barclays plc	5.674%	3/12/2028	8,408	8,570
	Barclays plc	4.836%	5/9/2028	8,796	8,843
	Barclays plc	5.501%	8/9/2028	14,551	14,863
	Barclays plc	4.837%	9/10/2028	521	526
	Barclays plc	7.385%	11/2/2028	22,569	23,933
	Barclays plc	5.086%	2/25/2029	6,668	6,787
[1]	Barclays plc	4.972%	5/16/2029	3,596	3,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	6.490%	9/13/2029	8,854	9,372
	Barclays plc	4.476%	11/11/2029	5,256	5,265
	Barclays plc	5.690%	3/12/2030	14,245	14,798
[1]	Barclays plc	5.088%	6/20/2030	4,552	4,609
	Barclays plc	4.942%	9/10/2030	14,248	14,459
	Barclays plc	5.367%	2/25/2031	16,418	16,926
	Barclays plc	3.564%	9/23/2035	5,717	5,350
	Barings BDC Inc.	5.200%	9/15/2028	1,400	1,389
	Barings BDC Inc.	7.000%	2/15/2029	3,780	3,930
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	4,225	4,215
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	2,300	2,252
	BGC Group Inc.	8.000%	5/25/2028	3,755	4,011
	BGC Group Inc.	6.600%	6/10/2029	280	292
[3]	BGC Group Inc.	6.150%	4/2/2030	4,255	4,359
	BlackRock Funding Inc.	4.600%	7/26/2027	4,140	4,196
	Blackrock Inc.	3.200%	3/15/2027	1,653	1,639
	Blackrock Inc.	3.250%	4/30/2029	5,050	4,938
	Blackrock Inc.	2.400%	4/30/2030	6,255	5,823
	Blackstone Private Credit Fund	2.625%	12/15/2026	4,978	4,863
	Blackstone Private Credit Fund	3.250%	3/15/2027	5,774	5,664
	Blackstone Private Credit Fund	4.950%	9/26/2027	75	75
	Blackstone Private Credit Fund	7.300%	11/27/2028	4,558	4,868
	Blackstone Private Credit Fund	4.000%	1/15/2029	2,110	2,061
	Blackstone Private Credit Fund	5.950%	7/16/2029	2,560	2,636
	Blackstone Private Credit Fund	5.600%	11/22/2029	3,155	3,212
	Blackstone Private Credit Fund	5.250%	4/1/2030	730	733
	Blackstone Private Credit Fund	5.050%	9/10/2030	3,450	3,408
	Blackstone Secured Lending Fund	2.125%	2/15/2027	2,174	2,103
	Blackstone Secured Lending Fund	5.875%	11/15/2027	4,876	4,996
	Blackstone Secured Lending Fund	5.350%	4/13/2028	5,475	5,552
	Blackstone Secured Lending Fund	2.850%	9/30/2028	3,145	2,980
	Blackstone Secured Lending Fund	5.300%	6/30/2030	1,157	1,165
	Blue Owl Capital Corp.	2.625%	1/15/2027	3,804	3,702
	Blue Owl Capital Corp.	2.875%	6/11/2028	4,567	4,321
	Blue Owl Capital Corp.	5.950%	3/15/2029	5,545	5,649
	Blue Owl Capital Corp.	6.200%	7/15/2030	3,000	3,085
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	462	461
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	1,155	1,214
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	1,710	1,833
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	4,955	5,167
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	6,565	6,655
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	2,820	2,738
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	3,325	3,368
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	4,098	4,228
[1]	BPCE SA	3.375%	12/2/2026	4,315	4,281
	Brighthouse Financial Inc.	5.625%	5/15/2030	3,796	3,895
	Brookfield Finance Inc.	3.900%	1/25/2028	6,195	6,150
	Brookfield Finance Inc.	4.850%	3/29/2029	8,615	8,759
	Brookfield Finance Inc.	4.350%	4/15/2030	3,840	3,836
	Brown & Brown Inc.	4.600%	12/23/2026	2,900	2,914
	Brown & Brown Inc.	4.700%	6/23/2028	1,365	1,379
	Brown & Brown Inc.	4.500%	3/15/2029	2,100	2,106
	Brown & Brown Inc.	4.900%	6/23/2030	5,294	5,367
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	3,271	3,246
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,191	4,274
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	8,840	9,044
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	4,820	5,072
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	5,208	5,289
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	7,540	7,806
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	3,434	3,474
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	10,205	10,530
	Capital One Financial Corp.	4.100%	2/9/2027	16,530	16,507
	Capital One Financial Corp.	3.750%	3/9/2027	10,548	10,488
	Capital One Financial Corp.	7.149%	10/29/2027	7,255	7,471
	Capital One Financial Corp.	4.927%	5/10/2028	8,947	9,038
	Capital One Financial Corp.	5.468%	2/1/2029	9,636	9,877
	Capital One Financial Corp.	6.312%	6/8/2029	11,982	12,568
	Capital One Financial Corp.	5.700%	2/1/2030	11,316	11,749
	Capital One Financial Corp.	3.273%	3/1/2030	2,240	2,159
	Capital One Financial Corp.	5.463%	7/26/2030	14,841	15,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	4.493%	9/11/2031	7,100	7,043
[1]	Capital One NA	4.650%	9/13/2028	7,428	7,516
[1]	Capital One NA	2.700%	2/6/2030	1,980	1,855
	Capital Southwest Corp.	5.950%	9/18/2030	3,609	3,617
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	1,665	1,732
	Cboe Global Markets Inc.	3.650%	1/12/2027	5,920	5,887
	Charles Schwab Corp.	3.200%	3/2/2027	6,482	6,414
	Charles Schwab Corp.	2.450%	3/3/2027	14,492	14,180
	Charles Schwab Corp.	3.300%	4/1/2027	6,685	6,621
	Charles Schwab Corp.	3.200%	1/25/2028	1,425	1,400
	Charles Schwab Corp.	2.000%	3/20/2028	7,273	6,948
	Charles Schwab Corp.	4.000%	2/1/2029	645	645
	Charles Schwab Corp.	5.643%	5/19/2029	9,704	10,078
	Charles Schwab Corp.	3.250%	5/22/2029	5,445	5,288
	Charles Schwab Corp.	2.750%	10/1/2029	390	370
	Charles Schwab Corp.	6.196%	11/17/2029	10,995	11,664
	Chubb INA Holdings LLC	4.650%	8/15/2029	5,740	5,856
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	3,915	4,190
[1]	Citibank NA	5.488%	12/4/2026	15,648	15,896
	Citibank NA	4.876%	11/19/2027	35,355	35,627
	Citibank NA	5.803%	9/29/2028	17,431	18,284
	Citibank NA	4.838%	8/6/2029	6,340	6,493
	Citigroup Inc.	3.200%	10/21/2026	2,944	2,919
	Citigroup Inc.	4.300%	11/20/2026	8,382	8,395
	Citigroup Inc.	4.450%	9/29/2027	13,282	13,335
[1]	Citigroup Inc.	3.887%	1/10/2028	10,855	10,814
[1]	Citigroup Inc.	3.070%	2/24/2028	63,067	62,102
	Citigroup Inc.	4.643%	5/7/2028	5,675	5,713
	Citigroup Inc.	4.658%	5/24/2028	26,669	26,868
[1]	Citigroup Inc.	3.668%	7/24/2028	6,579	6,520
	Citigroup Inc.	4.125%	7/25/2028	14,506	14,485
[1]	Citigroup Inc.	3.520%	10/27/2028	19,080	18,825
	Citigroup Inc.	4.786%	3/4/2029	1,076	1,090
[1]	Citigroup Inc.	4.075%	4/23/2029	15,772	15,724
	Citigroup Inc.	5.174%	2/13/2030	14,795	15,183
	Citigroup Inc.	4.542%	9/19/2030	15,840	15,914
[1]	Citigroup Inc.	2.976%	11/5/2030	10,625	10,060
[1]	Citigroup Inc.	4.412%	3/31/2031	19,225	19,188
	Citigroup Inc.	4.952%	5/7/2031	6,026	6,139
[1]	Citigroup Inc.	2.572%	6/3/2031	30,000	27,595
	Citigroup Inc.	4.503%	9/11/2031	8,580	8,584
	Citigroup Inc.	5.592%	11/19/2034	7,090	7,263
	Citizens Bank NA	4.575%	8/9/2028	6,874	6,911
	Citizens Financial Group Inc.	5.841%	1/23/2030	4,365	4,550
	Citizens Financial Group Inc.	3.250%	4/30/2030	850	804
	Citizens Financial Group Inc.	5.253%	3/5/2031	3,000	3,074
	CME Group Inc.	3.750%	6/15/2028	3,379	3,370
	CME Group Inc.	4.400%	3/15/2030	6,495	6,570
	CNA Financial Corp.	3.450%	8/15/2027	5,783	5,715
	CNA Financial Corp.	3.900%	5/1/2029	2,890	2,853
	CNA Financial Corp.	2.050%	8/15/2030	3,000	2,682
	CNO Financial Group Inc.	5.250%	5/30/2029	3,130	3,185
	Comerica Inc.	4.000%	2/1/2029	949	937
	Comerica Inc.	5.982%	1/30/2030	4,815	5,009
	Commonwealth Bank of Australia	4.577%	11/27/2026	8,385	8,444
	Commonwealth Bank of Australia	4.423%	3/14/2028	4,225	4,273
[1,4]	Commonwealth Bank of Australia	4.150%	10/1/2030	2,675	2,674
	Cooperatieve Rabobank UA	5.500%	10/5/2026	7,263	7,374
	Cooperatieve Rabobank UA	4.883%	1/21/2028	7,105	7,262
	Cooperatieve Rabobank UA	4.800%	1/9/2029	5,133	5,246
	Cooperatieve Rabobank UA	4.494%	10/17/2029	7,400	7,533
	Corebridge Financial Inc.	3.650%	4/5/2027	31,081	30,821
	Corebridge Financial Inc.	3.850%	4/5/2029	8,776	8,650
	Corebridge Financial Inc.	6.875%	12/15/2052	7,660	7,851
	Deutsche Bank AG	5.371%	9/9/2027	2,687	2,755
	Deutsche Bank AG	2.311%	11/16/2027	10,890	10,654
	Deutsche Bank AG	2.552%	1/7/2028	11,377	11,127
	Deutsche Bank AG	5.706%	2/8/2028	4,840	4,927
	Deutsche Bank AG	6.720%	1/18/2029	8,710	9,145
	Deutsche Bank AG	5.414%	5/10/2029	6,840	7,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	6.819%	11/20/2029	13,950	14,920
	Deutsche Bank AG	4.999%	9/11/2030	6,085	6,174
	Deutsche Bank AG	5.297%	5/9/2031	13,797	14,124
	Deutsche Bank AG	4.950%	8/4/2031	4,692	4,734
	Deutsche Bank AG	4.875%	12/1/2032	3,732	3,729
	Eaton Vance Corp.	3.500%	4/6/2027	6,492	6,447
	Enact Holdings Inc.	6.250%	5/28/2029	4,299	4,496
	Enstar Finance LLC	5.500%	1/15/2042	3,952	3,922
	Enstar Group Ltd.	4.950%	6/1/2029	2,454	2,477
	Equitable Holdings Inc.	4.350%	4/20/2028	2,947	2,958
	Essent Group Ltd.	6.250%	7/1/2029	2,820	2,954
	F&G Annuities & Life Inc.	7.400%	1/13/2028	3,238	3,401
	F&G Annuities & Life Inc.	6.500%	6/4/2029	1,811	1,889
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	3,088	3,128
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	1,735	1,741
	Fidelity National Financial Inc.	4.500%	8/15/2028	4,245	4,264
	Fidelity National Financial Inc.	3.400%	6/15/2030	3,579	3,396
	Fifth Third Bancorp	2.550%	5/5/2027	3,483	3,401
	Fifth Third Bancorp	1.707%	11/1/2027	5,875	5,710
	Fifth Third Bancorp	4.055%	4/25/2028	4,225	4,211
	Fifth Third Bancorp	6.361%	10/27/2028	990	1,032
	Fifth Third Bancorp	6.339%	7/27/2029	15,897	16,748
	Fifth Third Bancorp	4.772%	7/28/2030	6,181	6,249
[1]	Fifth Third Bank NA	2.250%	2/1/2027	1,781	1,737
	First American Financial Corp.	4.000%	5/15/2030	2,630	2,544
	First Horizon Corp.	5.514%	3/7/2031	12,999	13,379
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	4,226	4,386
	FNB Corp.	5.722%	12/11/2030	4,855	4,941
	Franklin BSP Capital Corp.	7.200%	6/15/2029	1,086	1,125
[3,4]	Franklin BSP Capital Corp.	6.000%	10/2/2030	2,300	2,277
	FS KKR Capital Corp.	2.625%	1/15/2027	5,110	4,968
	FS KKR Capital Corp.	3.125%	10/12/2028	3,235	2,998
	FS KKR Capital Corp.	7.875%	1/15/2029	2,123	2,230
	FS KKR Capital Corp.	6.875%	8/15/2029	3,345	3,425
	FS KKR Capital Corp.	6.125%	1/15/2030	3,870	3,851
	GATX Corp.	5.400%	3/15/2027	250	254
	GATX Corp.	3.850%	3/30/2027	5,797	5,765
	GATX Corp.	4.550%	11/7/2028	2,920	2,938
	GATX Corp.	4.700%	4/1/2029	833	843
	GATX Corp.	4.000%	6/30/2030	2,900	2,851
	Globe Life Inc.	4.550%	9/15/2028	2,761	2,785
	Globe Life Inc.	2.150%	8/15/2030	2,500	2,246
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	4,370	4,397
	Goldman Sachs Group Inc.	3.500%	11/16/2026	4,345	4,317
	Goldman Sachs Group Inc.	5.950%	1/15/2027	5,080	5,205
	Goldman Sachs Group Inc.	3.850%	1/26/2027	11,821	11,790
	Goldman Sachs Group Inc.	1.948%	10/21/2027	52,038	50,821
	Goldman Sachs Group Inc.	2.640%	2/24/2028	19,390	18,984
	Goldman Sachs Group Inc.	3.615%	3/15/2028	16,069	15,946
	Goldman Sachs Group Inc.	4.937%	4/23/2028	5,816	5,884
	Goldman Sachs Group Inc.	4.482%	8/23/2028	23,996	24,143
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	14,597	14,469
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	23,754	23,780
	Goldman Sachs Group Inc.	6.484%	10/24/2029	7,593	8,081
	Goldman Sachs Group Inc.	2.600%	2/7/2030	17,215	16,125
	Goldman Sachs Group Inc.	5.727%	4/25/2030	18,299	19,144
	Goldman Sachs Group Inc.	4.692%	10/23/2030	7,905	8,007
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	27,860	28,754
	Goldman Sachs Group Inc.	5.218%	4/23/2031	24,021	24,839
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	600	609
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	3,790	3,875
	Golub Capital BDC Inc.	2.050%	2/15/2027	1,409	1,358
	Golub Capital BDC Inc.	7.050%	12/5/2028	7,195	7,608
	Golub Capital BDC Inc.	6.000%	7/15/2029	2,883	2,946
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	3,000	3,015
	Golub Capital Private Credit Fund	5.800%	9/12/2029	1,975	2,002
	Golub Capital Private Credit Fund	5.875%	5/1/2030	3,000	3,053
	Hanover Insurance Group Inc.	2.500%	9/1/2030	1,500	1,354
	Hercules Capital Inc.	3.375%	1/20/2027	644	632
	Hercules Capital Inc.	6.000%	6/16/2030	4,000	4,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,925	4,211
	Horace Mann Educators Corp.	4.700%	10/1/2030	2,563	2,538
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	675	679
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,875	3,911
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	4,190	4,168
	HPS Corporate Lending Fund	6.750%	1/30/2029	3,000	3,128
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,250	3,356
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	4,500	4,579
[3]	HPS Corporate Lending Fund	5.450%	11/15/2030	6,152	6,147
	HSBC Holdings plc	7.336%	11/3/2026	399	400
	HSBC Holdings plc	2.251%	11/22/2027	13,379	13,073
[1]	HSBC Holdings plc	4.041%	3/13/2028	33,530	33,430
	HSBC Holdings plc	5.597%	5/17/2028	10,849	11,075
	HSBC Holdings plc	4.755%	6/9/2028	8,660	8,735
	HSBC Holdings plc	5.210%	8/11/2028	21,590	21,954
	HSBC Holdings plc	7.390%	11/3/2028	11,607	12,330
	HSBC Holdings plc	5.130%	11/19/2028	2,819	2,869
	HSBC Holdings plc	4.899%	3/3/2029	6,405	6,495
	HSBC Holdings plc	6.161%	3/9/2029	18,918	19,719
[1]	HSBC Holdings plc	4.583%	6/19/2029	21,097	21,241
	HSBC Holdings plc	2.206%	8/17/2029	26,879	25,367
	HSBC Holdings plc	4.950%	3/31/2030	8,630	8,851
[1]	HSBC Holdings plc	3.973%	5/22/2030	29,490	29,049
	HSBC Holdings plc	5.286%	11/19/2030	1,780	1,837
	HSBC Holdings plc	5.130%	3/3/2031	10,777	11,035
	HSBC Holdings plc	5.240%	5/13/2031	13,067	13,441
[1]	HSBC Holdings plc	2.848%	6/4/2031	8,500	7,904
	HSBC USA Inc.	5.294%	3/4/2027	4,241	4,315
	HSBC USA Inc.	4.650%	6/3/2028	1,350	1,369
	Huntington Bancshares Inc.	4.443%	8/4/2028	4,935	4,958
	Huntington Bancshares Inc.	6.208%	8/21/2029	9,521	10,018
	Huntington Bancshares Inc.	2.550%	2/4/2030	5,000	4,629
	Huntington Bancshares Inc.	5.272%	1/15/2031	7,346	7,570
	Huntington National Bank	4.871%	4/12/2028	4,130	4,175
	Huntington National Bank	4.552%	5/17/2028	2,170	2,183
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	2,249	2,226
	ING Groep NV	3.950%	3/29/2027	8,022	7,993
	ING Groep NV	4.017%	3/28/2028	13,800	13,762
	ING Groep NV	4.550%	10/2/2028	7,760	7,836
	ING Groep NV	4.858%	3/25/2029	2,175	2,204
	ING Groep NV	5.335%	3/19/2030	9,500	9,801
	ING Groep NV	5.066%	3/25/2031	3,185	3,263
	Intercontinental Exchange Inc.	3.100%	9/15/2027	4,194	4,122
	Intercontinental Exchange Inc.	4.000%	9/15/2027	13,459	13,458
	Intercontinental Exchange Inc.	3.625%	9/1/2028	11,725	11,588
	Intercontinental Exchange Inc.	4.350%	6/15/2029	3,053	3,079
	Intercontinental Exchange Inc.	2.100%	6/15/2030	7,610	6,911
	Jefferies Financial Group Inc.	4.850%	1/15/2027	5,993	6,044
	Jefferies Financial Group Inc.	6.450%	6/8/2027	2,137	2,212
	Jefferies Financial Group Inc.	5.875%	7/21/2028	3,127	3,255
	Jefferies Financial Group Inc.	4.150%	1/23/2030	6,290	6,212
	JPMorgan Chase & Co.	2.950%	10/1/2026	14,485	14,346
	JPMorgan Chase & Co.	7.625%	10/15/2026	3,780	3,925
	JPMorgan Chase & Co.	4.125%	12/15/2026	32,592	32,622
	JPMorgan Chase & Co.	8.000%	4/29/2027	7,724	8,194
	JPMorgan Chase & Co.	5.040%	1/23/2028	9,405	9,512
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	32,056	31,913
	JPMorgan Chase & Co.	2.947%	2/24/2028	13,258	13,048
	JPMorgan Chase & Co.	5.571%	4/22/2028	32,326	33,037
	JPMorgan Chase & Co.	4.323%	4/26/2028	10,379	10,405
	JPMorgan Chase & Co.	4.979%	7/22/2028	4,108	4,171
	JPMorgan Chase & Co.	4.851%	7/25/2028	32,058	32,476
	JPMorgan Chase & Co.	4.505%	10/22/2028	6,325	6,377
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	13,016	12,840
	JPMorgan Chase & Co.	4.915%	1/24/2029	9,885	10,063
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	15,920	15,871
	JPMorgan Chase & Co.	2.069%	6/1/2029	10,400	9,863
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	5,747	5,758
	JPMorgan Chase & Co.	5.299%	7/24/2029	8,099	8,341
	JPMorgan Chase & Co.	6.087%	10/23/2029	29,445	31,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.012%	1/23/2030	26,090	26,721
	JPMorgan Chase & Co.	5.581%	4/22/2030	11,310	11,812
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	15,196	14,934
	JPMorgan Chase & Co.	4.565%	6/14/2030	5	5
	JPMorgan Chase & Co.	4.995%	7/22/2030	11,160	11,447
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	20,977	19,811
	JPMorgan Chase & Co.	4.603%	10/22/2030	40,175	40,627
	JPMorgan Chase & Co.	5.140%	1/24/2031	9,977	10,303
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	15,119	15,260
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	30,165	27,978
	JPMorgan Chase & Co.	5.103%	4/22/2031	4,639	4,795
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	14,659	13,746
	Kemper Corp.	2.400%	9/30/2030	2,500	2,211
[1]	KeyBank NA	5.850%	11/15/2027	10,793	11,135
[1]	KeyBank NA	6.950%	2/1/2028	1,235	1,301
[1]	KeyBank NA	3.900%	4/13/2029	1,830	1,790
[1]	KeyCorp	2.250%	4/6/2027	9,899	9,619
[1]	KeyCorp	4.100%	4/30/2028	4,175	4,169
[1]	KeyCorp	2.550%	10/1/2029	1,225	1,147
[1]	KeyCorp	5.121%	4/4/2031	3,250	3,337
	Lazard Group LLC	4.500%	9/19/2028	1,689	1,697
	Lazard Group LLC	4.375%	3/11/2029	2,760	2,755
	Lincoln National Corp.	3.625%	12/12/2026	5,334	5,296
	Lincoln National Corp.	3.800%	3/1/2028	2,655	2,626
	Lincoln National Corp.	3.050%	1/15/2030	2,273	2,159
	Lloyds Banking Group plc	3.750%	1/11/2027	8,368	8,337
	Lloyds Banking Group plc	5.462%	1/5/2028	6,616	6,716
	Lloyds Banking Group plc	3.750%	3/18/2028	9,917	9,850
	Lloyds Banking Group plc	4.375%	3/22/2028	20,721	20,811
	Lloyds Banking Group plc	4.550%	8/16/2028	4,496	4,542
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	7,442	7,344
	Lloyds Banking Group plc	5.087%	11/26/2028	3,298	3,356
	Lloyds Banking Group plc	5.871%	3/6/2029	4,601	4,772
	Lloyds Banking Group plc	4.818%	6/13/2029	4,369	4,429
	Lloyds Banking Group plc	5.721%	6/5/2030	9,020	9,428
	Loews Corp.	3.200%	5/15/2030	2,950	2,821
	LPL Holdings Inc.	5.700%	5/20/2027	2,961	3,017
	LPL Holdings Inc.	4.900%	4/3/2028	1,800	1,820
	LPL Holdings Inc.	6.750%	11/17/2028	2,030	2,167
	LPL Holdings Inc.	5.200%	3/15/2030	4,240	4,333
	LPL Holdings Inc.	5.150%	6/15/2030	2,500	2,547
	M&T Bank Corp.	4.553%	8/16/2028	4,936	4,966
[1]	M&T Bank Corp.	4.833%	1/16/2029	2,030	2,054
	M&T Bank Corp.	7.413%	10/30/2029	6,890	7,483
	M&T Bank Corp.	5.179%	7/8/2031	6,550	6,706
	M&T Bank Corp.	5.400%	7/30/2035	7,882	7,942
	Main Street Capital Corp.	6.500%	6/4/2027	3,130	3,200
	Main Street Capital Corp.	5.400%	8/15/2028	2,365	2,375
	Main Street Capital Corp.	6.950%	3/1/2029	2,030	2,128
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,363	3,312
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	8,841	8,957
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,225	2,246
	Manulife Financial Corp.	2.484%	5/19/2027	5,530	5,391
[1]	Manulife Financial Corp.	4.061%	2/24/2032	3,908	3,881
	Marex Group plc	5.829%	5/8/2028	1,350	1,370
	Marex Group plc	6.404%	11/4/2029	3,645	3,761
	Markel Group Inc.	3.500%	11/1/2027	1,815	1,791
	Markel Group Inc.	3.350%	9/17/2029	2,305	2,226
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	5,520	5,582
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	6,314	6,371
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,306	9,468
	Mastercard Inc.	2.950%	11/21/2026	9,538	9,438
	Mastercard Inc.	3.300%	3/26/2027	10,516	10,435
	Mastercard Inc.	4.100%	1/15/2028	2,552	2,566
	Mastercard Inc.	4.875%	3/9/2028	9,644	9,867
	Mastercard Inc.	4.550%	3/15/2028	1,773	1,801
	Mastercard Inc.	2.950%	6/1/2029	7,649	7,392
	Mastercard Inc.	3.350%	3/26/2030	17,122	16,672
	Mercury General Corp.	4.400%	3/15/2027	5,075	5,053
	MetLife Inc.	4.550%	3/23/2030	5,690	5,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MGIC Investment Corp.	5.250%	8/15/2028	1,232	1,231
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	10,131	10,010
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	11,040	10,750
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	9,638	9,412
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	17,870	17,844
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,600	5,595
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	4,343	4,409
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	10,424	10,436
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	2,910	2,976
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	7,020	7,197
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	11,223	10,810
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	5,867	5,456
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	7,250	7,474
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,610	16,101
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	2,728	2,844
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5,692	5,863
	Mizuho Financial Group Inc.	3.663%	2/28/2027	1,555	1,546
	Mizuho Financial Group Inc.	4.018%	3/5/2028	565	565
	Mizuho Financial Group Inc.	5.414%	9/13/2028	9,155	9,373
	Mizuho Financial Group Inc.	5.667%	5/27/2029	3,739	3,873
	Mizuho Financial Group Inc.	5.778%	7/6/2029	9,650	10,042
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	473	473
	Mizuho Financial Group Inc.	3.261%	5/22/2030	1,784	1,718
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	4,690	4,494
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,985	4,091
	Mizuho Financial Group Inc.	5.739%	5/27/2031	4,032	4,247
	Mizuho Financial Group Inc.	4.711%	7/8/2031	10,055	10,175
	Morgan Stanley	3.625%	1/20/2027	12,714	12,670
	Morgan Stanley	3.950%	4/23/2027	9,933	9,912
	Morgan Stanley	2.475%	1/21/2028	19,702	19,282
	Morgan Stanley	4.210%	4/20/2028	36,841	36,876
	Morgan Stanley	6.296%	10/18/2028	21,007	21,883
[1]	Morgan Stanley	3.772%	1/24/2029	14,113	13,992
	Morgan Stanley	5.123%	2/1/2029	8,545	8,727
[1]	Morgan Stanley	5.164%	4/20/2029	17,519	17,928
	Morgan Stanley	5.449%	7/20/2029	26,410	27,284
	Morgan Stanley	5.173%	1/16/2030	32,390	33,278
	Morgan Stanley	5.656%	4/18/2030	24,564	25,657
	Morgan Stanley	5.042%	7/19/2030	13,638	13,973
	Morgan Stanley	4.654%	10/18/2030	35,045	35,426
	Morgan Stanley	5.230%	1/15/2031	25,242	26,054
[1]	Morgan Stanley	2.699%	1/22/2031	36,680	34,272
[1]	Morgan Stanley	3.622%	4/1/2031	17,882	17,351
	Morgan Stanley	5.192%	4/17/2031	8,850	9,139
[1]	Morgan Stanley Bank NA	5.882%	10/30/2026	10,055	10,251
	Morgan Stanley Bank NA	4.447%	10/15/2027	16,880	16,920
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	6,800	6,867
[1]	Morgan Stanley Bank NA	5.504%	5/26/2028	22,225	22,714
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	4,183	4,245
	Morgan Stanley Direct Lending Fund	4.500%	2/11/2027	205	205
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	2,873	2,974
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	1,972	2,021
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	13,721	13,800
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	17,397	17,661
[3]	MSD Investment Corp.	6.250%	5/31/2030	3,000	3,036
	Nasdaq Inc.	5.350%	6/28/2028	4,474	4,613
	National Australia Bank Ltd.	5.087%	6/11/2027	4,595	4,683
	National Australia Bank Ltd.	4.944%	1/12/2028	5,570	5,689
	National Australia Bank Ltd.	4.308%	6/13/2028	2,609	2,632
	National Australia Bank Ltd.	4.900%	6/13/2028	15,800	16,180
	National Australia Bank Ltd.	4.787%	1/10/2029	3,205	3,279
	National Australia Bank Ltd.	4.901%	1/14/2030	2,916	3,006
	National Australia Bank Ltd.	4.534%	6/13/2030	2,180	2,216
	National Bank of Canada	5.600%	12/18/2028	9,105	9,496
	National Bank of Canada	4.500%	10/10/2029	5,586	5,636
	NatWest Group plc	7.472%	11/10/2026	14,505	14,551
	NatWest Group plc	5.583%	3/1/2028	405	412
[1]	NatWest Group plc	3.073%	5/22/2028	15,738	15,460
	NatWest Group plc	5.516%	9/30/2028	13,061	13,381
[1]	NatWest Group plc	4.892%	5/18/2029	22,757	23,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	NatWest Group plc	4.445%	5/8/2030	6,785	6,798
	NatWest Group plc	4.964%	8/15/2030	6,940	7,069
	NatWest Group plc	5.115%	5/23/2031	7,400	7,589
	NatWest Group plc	6.475%	6/1/2034	6,085	6,401
	Nomura Holdings Inc.	2.329%	1/22/2027	14,425	14,066
	Nomura Holdings Inc.	5.594%	7/2/2027	1,530	1,564
	Nomura Holdings Inc.	5.386%	7/6/2027	3,352	3,415
	Nomura Holdings Inc.	6.070%	7/12/2028	5,065	5,300
	Nomura Holdings Inc.	2.172%	7/14/2028	5,418	5,118
	Nomura Holdings Inc.	3.103%	1/16/2030	9,192	8,673
	Nomura Holdings Inc.	4.904%	7/1/2030	5,765	5,849
	Nomura Holdings Inc.	2.679%	7/16/2030	6,320	5,806
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	3,434	3,418
	North Haven Private Income Fund LLC	5.750%	2/1/2030	500	502
	Northern Trust Corp.	4.000%	5/10/2027	7,197	7,209
	Northern Trust Corp.	3.650%	8/3/2028	3,700	3,677
	Northern Trust Corp.	3.150%	5/3/2029	1,285	1,247
	Northern Trust Corp.	1.950%	5/1/2030	5,930	5,405
[1]	Northern Trust Corp.	3.375%	5/8/2032	1,245	1,221
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	650	671
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	1,756	1,703
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	1,711	1,719
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	2,780	3,019
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	2,030	2,107
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	2,050	2,094
	ORIX Corp.	5.000%	9/13/2027	4,360	4,426
	ORIX Corp.	4.650%	9/10/2029	4,678	4,734
	ORIX Corp.	4.450%	9/9/2030	5,000	4,990
	PartnerRe Finance B LLC	3.700%	7/2/2029	6,910	6,761
[1]	PNC Bank NA	3.100%	10/25/2027	5,119	5,034
[1]	PNC Bank NA	4.050%	7/26/2028	4,442	4,432
[1]	PNC Bank NA	2.700%	10/22/2029	5,935	5,583
	PNC Financial Services Group Inc.	3.150%	5/19/2027	15,052	14,851
	PNC Financial Services Group Inc.	6.615%	10/20/2027	8,335	8,538
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,111	10,367
	PNC Financial Services Group Inc.	3.450%	4/23/2029	8,679	8,498
	PNC Financial Services Group Inc.	5.582%	6/12/2029	20,031	20,748
	PNC Financial Services Group Inc.	2.550%	1/22/2030	14,986	14,011
	PNC Financial Services Group Inc.	5.492%	5/14/2030	21,907	22,798
	PNC Financial Services Group Inc.	5.222%	1/29/2031	7,888	8,148
	PNC Financial Services Group Inc.	4.899%	5/13/2031	12,290	12,545
	Principal Financial Group Inc.	2.125%	6/15/2030	3,400	3,079
	Progressive Corp.	2.500%	3/15/2027	6,673	6,538
	Progressive Corp.	4.000%	3/1/2029	4,604	4,604
	Progressive Corp.	3.200%	3/26/2030	3,025	2,912
[1]	Prudential Financial Inc.	3.878%	3/27/2028	989	990
[1]	Prudential Financial Inc.	4.500%	9/15/2047	1,410	1,393
[1]	Prudential Financial Inc.	5.700%	9/15/2048	2,841	2,893
	Prudential Funding Asia plc	3.125%	4/14/2030	6,036	5,788
	Radian Group Inc.	4.875%	3/15/2027	400	401
	Radian Group Inc.	6.200%	5/15/2029	4,758	4,976
	Raymond James Financial Inc.	4.650%	4/1/2030	3,000	3,046
	Regions Financial Corp.	1.800%	8/12/2028	8,097	7,587
	Regions Financial Corp.	5.722%	6/6/2030	4,495	4,683
	Reinsurance Group of America Inc.	3.900%	5/15/2029	3,712	3,666
	Reinsurance Group of America Inc.	3.150%	6/15/2030	5,385	5,089
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	2,420	2,391
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	10,232	10,011
[1]	Royal Bank of Canada	1.400%	11/2/2026	7,571	7,367
[1]	Royal Bank of Canada	4.875%	1/19/2027	4,724	4,780
[1]	Royal Bank of Canada	2.050%	1/21/2027	3,170	3,095
	Royal Bank of Canada	3.625%	5/4/2027	2,488	2,478
[1]	Royal Bank of Canada	4.240%	8/3/2027	12,917	12,994
[1]	Royal Bank of Canada	4.510%	10/18/2027	4,515	4,531
[1]	Royal Bank of Canada	4.900%	1/12/2028	13,640	13,914
[1]	Royal Bank of Canada	5.200%	8/1/2028	7,352	7,583
[1]	Royal Bank of Canada	4.522%	10/18/2028	3,565	3,596
[1]	Royal Bank of Canada	4.965%	1/24/2029	5,555	5,650
[1]	Royal Bank of Canada	4.950%	2/1/2029	3,012	3,096
	Royal Bank of Canada	4.498%	8/6/2029	6,873	6,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royal Bank of Canada	4.969%	8/2/2030	12,342	12,631
[1]	Royal Bank of Canada	4.650%	10/18/2030	15,085	15,266
[1]	Royal Bank of Canada	5.153%	2/4/2031	18,034	18,580
	Royal Bank of Canada	4.696%	8/6/2031	6,060	6,140
	Santander Holdings USA Inc.	3.244%	10/5/2026	17,121	16,956
	Santander Holdings USA Inc.	4.400%	7/13/2027	10,831	10,863
	Santander Holdings USA Inc.	2.490%	1/6/2028	10,505	10,252
	Santander Holdings USA Inc.	6.499%	3/9/2029	7,931	8,275
	Santander Holdings USA Inc.	5.353%	9/6/2030	4,645	4,740
	Santander Holdings USA Inc.	5.741%	3/20/2031	5,617	5,801
	Santander UK Group Holdings plc	2.469%	1/11/2028	20,831	20,349
	Santander UK Group Holdings plc	6.534%	1/10/2029	10,736	11,239
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,876	1,871
	Santander UK Group Holdings plc	4.858%	9/11/2030	7,105	7,185
	SiriusPoint Ltd.	7.000%	4/5/2029	1,171	1,238
	Sixth Street Lending Partners	6.500%	3/11/2029	4,793	4,983
	Sixth Street Lending Partners	5.750%	1/15/2030	8,000	8,124
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	4,400	4,553
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	936	988
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	4,425	4,560
	State Street Bank & Trust Co.	4.782%	11/23/2029	5,820	5,972
	State Street Corp.	4.993%	3/18/2027	7,040	7,152
	State Street Corp.	2.203%	2/7/2028	6,790	6,625
	State Street Corp.	4.536%	2/28/2028	5,095	5,160
	State Street Corp.	4.543%	4/24/2028	2,120	2,138
	State Street Corp.	4.530%	2/20/2029	10,449	10,559
	State Street Corp.	5.684%	11/21/2029	7,730	8,100
	State Street Corp.	2.400%	1/24/2030	2,915	2,733
	State Street Corp.	4.729%	2/28/2030	10,045	10,266
	State Street Corp.	4.834%	4/24/2030	6,875	7,062
[1]	State Street Corp.	3.031%	11/1/2034	6,735	6,324
	Stifel Financial Corp.	4.000%	5/15/2030	2,480	2,431
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	16,893	16,718
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	18,345	18,213
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	13,474	13,158
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	420	415
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	14,168	14,613
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	9,940	10,383
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	6,947	6,925
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	22,260	20,907
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	2,779	2,880
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	17,735	16,962
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	16,665	15,628
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	3,142	3,256
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	9,801	8,870
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	4,500	4,550
	Synchrony Bank	5.625%	8/23/2027	15,437	15,774
	Synchrony Financial	5.150%	3/19/2029	5,575	5,645
	Synchrony Financial	5.019%	7/29/2029	571	576
	Synchrony Financial	5.450%	3/6/2031	3,100	3,158
	Synovus Bank	5.625%	2/15/2028	3,740	3,815
	Synovus Financial Corp.	6.168%	11/1/2030	12,390	12,867
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	7,815	7,627
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	13,302	13,082
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	6,981	7,081
	Toronto-Dominion Bank	4.108%	6/8/2027	17,645	17,674
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	15,383	15,583
	Toronto-Dominion Bank	5.156%	1/10/2028	9,300	9,520
	Toronto-Dominion Bank	4.861%	1/31/2028	2,425	2,468
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	11,868	12,316
	Toronto-Dominion Bank	4.783%	12/17/2029	9,893	10,118
	Toronto-Dominion Bank	5.146%	9/10/2034	5,807	5,896
[1]	Truist Bank	3.800%	10/30/2026	11,011	10,977
[1]	Truist Bank	4.420%	7/24/2028	6,950	6,980
[1]	Truist Financial Corp.	1.125%	8/3/2027	4,242	4,025
[1]	Truist Financial Corp.	4.123%	6/6/2028	15,438	15,444
[1]	Truist Financial Corp.	4.873%	1/26/2029	13,635	13,835
[1]	Truist Financial Corp.	1.887%	6/7/2029	5,275	4,970
[1]	Truist Financial Corp.	5.435%	1/24/2030	9,340	9,665
	UBS AG	4.864%	1/10/2028	4,920	4,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS AG	7.500%	2/15/2028	25,759	27,726
	UBS AG	5.650%	9/11/2028	10,350	10,817
	Unum Group	4.000%	6/15/2029	175	173
[1]	US Bancorp	3.150%	4/27/2027	16,475	16,272
	US Bancorp	6.787%	10/26/2027	5,640	5,791
[1]	US Bancorp	3.900%	4/26/2028	2,915	2,910
[1]	US Bancorp	4.548%	7/22/2028	10,931	11,010
	US Bancorp	4.653%	2/1/2029	3,399	3,436
	US Bancorp	5.775%	6/12/2029	7,137	7,429
[1]	US Bancorp	3.000%	7/30/2029	2,160	2,067
	US Bancorp	5.384%	1/23/2030	19,175	19,827
	US Bancorp	5.100%	7/23/2030	9,650	9,922
	US Bancorp	5.046%	2/12/2031	3,570	3,660
	US Bancorp	5.083%	5/15/2031	14,850	15,261
	US Bank NA	4.507%	10/22/2027	8,420	8,448
	Visa Inc.	1.900%	4/15/2027	15,183	14,758
	Visa Inc.	0.750%	8/15/2027	2,984	2,827
	Visa Inc.	2.750%	9/15/2027	1,045	1,026
[1]	Voya Financial Inc.	4.700%	1/23/2048	1,930	1,862
	Webster Financial Corp.	4.100%	3/25/2029	1,764	1,727
	Wells Fargo & Co.	3.000%	10/23/2026	27,581	27,298
[1]	Wells Fargo & Co.	4.300%	7/22/2027	16,373	16,431
[1]	Wells Fargo & Co.	4.900%	1/24/2028	12,622	12,738
[1]	Wells Fargo & Co.	3.526%	3/24/2028	35,264	34,951
[1]	Wells Fargo & Co.	5.707%	4/22/2028	26,543	27,169
[1]	Wells Fargo & Co.	3.584%	5/22/2028	20,281	20,094
[1]	Wells Fargo & Co.	4.808%	7/25/2028	31,490	31,868
[1]	Wells Fargo & Co.	5.574%	7/25/2029	34,906	36,173
	Wells Fargo & Co.	4.078%	9/15/2029	9,055	9,017
	Wells Fargo & Co.	5.198%	1/23/2030	25,255	26,017
[1]	Wells Fargo & Co.	2.879%	10/30/2030	21,987	20,808
	Wells Fargo & Co.	5.244%	1/24/2031	27,783	28,743
[1]	Wells Fargo & Co.	2.572%	2/11/2031	20,120	18,698
[1]	Wells Fargo & Co.	4.478%	4/4/2031	14,760	14,839
	Wells Fargo & Co.	5.150%	4/23/2031	9,808	10,117
	Wells Fargo Bank NA	5.254%	12/11/2026	7,955	8,071
[1]	Westpac Banking Corp.	4.600%	10/20/2026	4,080	4,107
	Westpac Banking Corp.	3.350%	3/8/2027	8,762	8,705
	Westpac Banking Corp.	5.457%	11/18/2027	14,540	15,004
	Westpac Banking Corp.	3.400%	1/25/2028	8,882	8,785
	Westpac Banking Corp.	5.535%	11/17/2028	9,400	9,838
	Westpac Banking Corp.	1.953%	11/20/2028	5,712	5,378
	Westpac Banking Corp.	5.050%	4/16/2029	4,810	4,972
[1]	Westpac Banking Corp.	4.322%	11/23/2031	7,955	7,933
	Westpac Banking Corp.	4.110%	7/24/2034	7,299	7,145
	Willis North America Inc.	4.650%	6/15/2027	9,903	9,977
	Willis North America Inc.	4.500%	9/15/2028	989	998
	Willis North America Inc.	2.950%	9/15/2029	4,195	3,985
	Wintrust Financial Corp.	4.850%	6/6/2029	260	257
	Zions Bancorp NA	4.704%	8/18/2028	7,112	7,135
	Zions Bancorp NA	3.250%	10/29/2029	2,890	2,713
					6,377,220
Health Care (2.2%)
	Abbott Laboratories	3.750%	11/30/2026	6,868	6,865
	Abbott Laboratories	1.150%	1/30/2028	5,020	4,727
	Abbott Laboratories	1.400%	6/30/2030	1,560	1,389
	AbbVie Inc.	2.950%	11/21/2026	23,002	22,743
	AbbVie Inc.	4.800%	3/15/2027	19,086	19,308
	AbbVie Inc.	4.650%	3/15/2028	9,620	9,776
	AbbVie Inc.	4.250%	11/14/2028	9,870	9,952
	AbbVie Inc.	4.800%	3/15/2029	10,900	11,144
	AbbVie Inc.	3.200%	11/21/2029	38,460	37,097
	AbbVie Inc.	4.875%	3/15/2030	12,230	12,589
[1]	Adventist Health System	4.742%	12/1/2030	3,000	3,001
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,521	5,492
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	1,000	917
	Agilent Technologies Inc.	2.750%	9/15/2029	2,955	2,798
	Agilent Technologies Inc.	2.300%	3/12/2031	3,000	2,693
	Amgen Inc.	2.200%	2/21/2027	14,267	13,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.150%	3/2/2028	27,972	28,621
	Amgen Inc.	1.650%	8/15/2028	5,440	5,085
	Amgen Inc.	4.050%	8/18/2029	8,565	8,527
	Amgen Inc.	2.450%	2/21/2030	6,855	6,350
	Amgen Inc.	5.250%	3/2/2030	16,742	17,354
[1]	Ascension Health	2.532%	11/15/2029	6,110	5,741
	AstraZeneca Finance LLC	4.800%	2/26/2027	9,314	9,428
	AstraZeneca Finance LLC	4.875%	3/3/2028	6,104	6,237
	AstraZeneca Finance LLC	1.750%	5/28/2028	7,283	6,893
	AstraZeneca Finance LLC	4.850%	2/26/2029	5,569	5,711
	AstraZeneca plc	3.125%	6/12/2027	6,292	6,220
	AstraZeneca plc	4.000%	1/17/2029	8,155	8,161
	AstraZeneca plc	1.375%	8/6/2030	10,524	9,267
	Baxter International Inc.	1.915%	2/1/2027	13,306	12,903
	Baxter International Inc.	2.272%	12/1/2028	3,882	3,644
	Baxter International Inc.	3.950%	4/1/2030	2,785	2,731
	Becton Dickinson & Co.	3.700%	6/6/2027	13,769	13,678
	Becton Dickinson & Co.	5.081%	6/7/2029	7,990	8,204
	Becton Dickinson & Co.	2.823%	5/20/2030	2,000	1,876
	Biogen Inc.	2.250%	5/1/2030	3,500	3,193
	Biogen Inc.	5.050%	1/15/2031	2,000	2,055
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	4,063	4,007
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	2,500	2,428
	Boston Scientific Corp.	2.650%	6/1/2030	7,120	6,661
	Bristol-Myers Squibb Co.	4.900%	2/22/2027	2,663	2,698
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	5,290	5,009
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	2,437	2,418
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	9,865	9,866
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	8,737	8,966
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	13,542	13,205
	Cardinal Health Inc.	4.700%	11/15/2026	2,720	2,739
	Cardinal Health Inc.	3.410%	6/15/2027	3,767	3,726
	Cardinal Health Inc.	5.125%	2/15/2029	4,250	4,370
	Cardinal Health Inc.	5.000%	11/15/2029	3,930	4,030
	Cardinal Health Inc.	4.500%	9/15/2030	3,475	3,487
	Cencora Inc.	3.450%	12/15/2027	5,276	5,201
	Cencora Inc.	4.625%	12/15/2027	2,125	2,149
	Cencora Inc.	4.850%	12/15/2029	4,100	4,184
	Cencora Inc.	2.800%	5/15/2030	3,180	2,979
	Cencora Inc.	2.700%	3/15/2031	5,000	4,586
	Centene Corp.	4.250%	12/15/2027	13,490	13,261
	Centene Corp.	2.450%	7/15/2028	17,193	15,996
	Centene Corp.	4.625%	12/15/2029	17,238	16,719
	Centene Corp.	3.375%	2/15/2030	11,000	10,127
[1]	CHRISTUS Health	4.341%	7/1/2028	1,680	1,683
[1]	Cigna Group	3.400%	3/1/2027	14,143	14,011
	Cigna Group	4.375%	10/15/2028	22,015	22,124
	Cigna Group	5.000%	5/15/2029	5,830	5,983
	Cigna Group	2.400%	3/15/2030	4,385	4,048
	Cigna Group	4.500%	9/15/2030	8,119	8,145
	CommonSpirit Health	6.073%	11/1/2027	10,205	10,580
	CommonSpirit Health	3.347%	10/1/2029	4,975	4,796
	CVS Health Corp.	3.625%	4/1/2027	4,727	4,687
	CVS Health Corp.	1.300%	8/21/2027	11,124	10,539
	CVS Health Corp.	4.300%	3/25/2028	29,647	29,665
	CVS Health Corp.	5.000%	1/30/2029	2,814	2,870
	CVS Health Corp.	5.400%	6/1/2029	3,270	3,380
	CVS Health Corp.	3.250%	8/15/2029	17,414	16,691
	CVS Health Corp.	5.125%	2/21/2030	8,320	8,531
	CVS Health Corp.	3.750%	4/1/2030	3,850	3,730
	CVS Health Corp.	1.750%	8/21/2030	11,000	9,656
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	4,511	4,148
	DH Europe Finance II Sarl	2.600%	11/15/2029	5,030	4,738
	Edwards Lifesciences Corp.	4.300%	6/15/2028	4,400	4,414
	Elevance Health Inc.	4.500%	10/30/2026	2,260	2,269
	Elevance Health Inc.	3.650%	12/1/2027	1,267	1,258
	Elevance Health Inc.	4.101%	3/1/2028	17,107	17,097
	Elevance Health Inc.	4.000%	9/15/2028	6,759	6,729
	Elevance Health Inc.	5.150%	6/15/2029	2,930	3,015
	Elevance Health Inc.	2.875%	9/15/2029	4,980	4,730

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Elevance Health Inc.	2.250%	5/15/2030	6,458	5,893
Eli Lilly & Co.	4.500%	2/9/2027	6,384	6,439
Eli Lilly & Co.	5.500%	3/15/2027	2,030	2,080
Eli Lilly & Co.	4.150%	8/14/2027	5,085	5,119
Eli Lilly & Co.	4.550%	2/12/2028	5,280	5,358
Eli Lilly & Co.	4.000%	10/15/2028	4,293	4,299
Eli Lilly & Co.	4.500%	2/9/2029	7,600	7,718
Eli Lilly & Co.	3.375%	3/15/2029	9,588	9,413
Eli Lilly & Co.	4.200%	8/14/2029	7,371	7,423
Eli Lilly & Co.	4.750%	2/12/2030	4,975	5,106
GE HealthCare Technologies Inc.	5.650%	11/15/2027	12,773	13,168
GE HealthCare Technologies Inc.	4.800%	8/14/2029	6,990	7,129
GE HealthCare Technologies Inc.	5.857%	3/15/2030	5,285	5,601
Gilead Sciences Inc.	2.950%	3/1/2027	9,475	9,343
Gilead Sciences Inc.	1.200%	10/1/2027	2,340	2,218
Gilead Sciences Inc.	4.800%	11/15/2029	3,045	3,123
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	10,234	10,222
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	6,001	6,074
GlaxoSmithKline Capital plc	4.315%	3/12/2027	2,977	2,998
GlaxoSmithKline Capital plc	3.375%	6/1/2029	5,924	5,782
HCA Inc.	4.500%	2/15/2027	3,005	3,011
HCA Inc.	3.125%	3/15/2027	5,765	5,685
HCA Inc.	5.000%	3/1/2028	3,800	3,868
HCA Inc.	5.200%	6/1/2028	5,150	5,274
HCA Inc.	5.625%	9/1/2028	9,105	9,394
HCA Inc.	5.875%	2/1/2029	6,849	7,132
HCA Inc.	3.375%	3/15/2029	4,375	4,241
HCA Inc.	4.125%	6/15/2029	14,650	14,522
HCA Inc.	5.250%	3/1/2030	4,290	4,429
HCA Inc.	3.500%	9/1/2030	16,725	15,974
Humana Inc.	3.950%	3/15/2027	3,092	3,081
Humana Inc.	5.750%	3/1/2028	2,560	2,642
Humana Inc.	5.750%	12/1/2028	3,127	3,260
Humana Inc.	3.700%	3/23/2029	6,234	6,092
Humana Inc.	3.125%	8/15/2029	4,250	4,044
Humana Inc.	4.875%	4/1/2030	3,055	3,093
Icon Investments Six DAC	5.849%	5/8/2029	2,840	2,964
Illumina Inc.	5.750%	12/13/2027	7,485	7,698
IQVIA Inc.	5.700%	5/15/2028	6,399	6,601
IQVIA Inc.	6.250%	2/1/2029	7,695	8,103
Johnson & Johnson	4.500%	3/1/2027	3,321	3,359
Johnson & Johnson	2.950%	3/3/2027	14,916	14,757
Johnson & Johnson	0.950%	9/1/2027	2,526	2,403
Johnson & Johnson	2.900%	1/15/2028	7,915	7,778
Johnson & Johnson	4.550%	3/1/2028	4,002	4,079
Johnson & Johnson	4.800%	6/1/2029	7,515	7,745
Johnson & Johnson	4.700%	3/1/2030	4,369	4,500
Kaiser Foundation Hospitals	3.150%	5/1/2027	9,343	9,234
Laboratory Corp. of America Holdings	2.950%	12/1/2029	4,075	3,863
Laboratory Corp. of America Holdings	4.350%	4/1/2030	3,995	3,997
McKesson Corp.	4.900%	7/15/2028	123	126
McKesson Corp.	4.250%	9/15/2029	2,324	2,333
McKesson Corp.	4.650%	5/30/2030	6,000	6,101
Medtronic Global Holdings SCA	4.250%	3/30/2028	7,710	7,767
Merck & Co. Inc.	1.700%	6/10/2027	18,848	18,209
Merck & Co. Inc.	3.850%	9/15/2027	3,400	3,407
Merck & Co. Inc.	1.900%	12/10/2028	3,000	2,817
Merck & Co. Inc.	3.400%	3/7/2029	14,679	14,382
Merck & Co. Inc.	1.450%	6/24/2030	6,672	5,910
Merck & Co. Inc.	4.150%	9/15/2030	7,250	7,258
Mylan Inc.	4.550%	4/15/2028	5,970	5,946
Novartis Capital Corp.	2.000%	2/14/2027	16,222	15,842
Novartis Capital Corp.	3.100%	5/17/2027	4,943	4,891
Novartis Capital Corp.	3.800%	9/18/2029	7,045	7,014
Novartis Capital Corp.	2.200%	8/14/2030	10,000	9,190
Pfizer Inc.	3.000%	12/15/2026	10,042	9,946
Pfizer Inc.	2.625%	4/1/2030	2,973	2,789
Pfizer Inc.	1.700%	5/28/2030	7,915	7,104
Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	31,587	31,943
Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	9,743	9,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pharmacia LLC	6.600%	12/1/2028	11,192	12,011
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	2,767	2,723
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	2,775	2,597
	Quest Diagnostics Inc.	4.600%	12/15/2027	2,565	2,596
	Quest Diagnostics Inc.	4.200%	6/30/2029	1,635	1,636
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,360	3,411
	Quest Diagnostics Inc.	2.950%	6/30/2030	4,700	4,428
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	7,328	6,461
	Revvity Inc.	1.900%	9/15/2028	3,450	3,216
	Revvity Inc.	3.300%	9/15/2029	6,595	6,310
	Royalty Pharma plc	1.750%	9/2/2027	7,080	6,764
	Royalty Pharma plc	5.150%	9/2/2029	1,570	1,612
	Sanofi SA	3.625%	6/19/2028	5,695	5,663
	Smith & Nephew plc	5.150%	3/20/2027	2,248	2,279
	Smith & Nephew plc	2.032%	10/14/2030	6,000	5,367
	Solventum Corp.	5.450%	2/25/2027	2,106	2,140
	Solventum Corp.	5.400%	3/1/2029	3,352	3,459
[1]	SSM Health Care Corp.	3.823%	6/1/2027	1,464	1,457
	SSM Health Care Corp.	4.894%	6/1/2028	3,795	3,861
	Stryker Corp.	4.550%	2/10/2027	5,385	5,429
	Stryker Corp.	4.700%	2/10/2028	4,269	4,331
	Stryker Corp.	3.650%	3/7/2028	5,557	5,507
	Stryker Corp.	4.250%	9/11/2029	3,155	3,165
	Stryker Corp.	4.850%	2/10/2030	3,699	3,792
	Stryker Corp.	1.950%	6/15/2030	6,000	5,424
[1]	Sutter Health	3.695%	8/15/2028	850	842
[1]	Sutter Health	2.294%	8/15/2030	1,471	1,345
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	11,608	11,863
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	12,000	10,899
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	6,900	6,979
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	5,528	5,621
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	4,907	4,592
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	2,535	2,608
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	6,950	6,570
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	4,500	4,658
	UnitedHealth Group Inc.	3.450%	1/15/2027	5,947	5,913
	UnitedHealth Group Inc.	3.375%	4/15/2027	8,128	8,055
	UnitedHealth Group Inc.	3.700%	5/15/2027	7,200	7,173
	UnitedHealth Group Inc.	5.250%	2/15/2028	6,199	6,365
	UnitedHealth Group Inc.	3.850%	6/15/2028	8,726	8,692
	UnitedHealth Group Inc.	4.400%	6/15/2028	1,150	1,161
	UnitedHealth Group Inc.	3.875%	12/15/2028	6,189	6,156
	UnitedHealth Group Inc.	4.250%	1/15/2029	6,526	6,549
	UnitedHealth Group Inc.	4.700%	4/15/2029	2,765	2,814
	UnitedHealth Group Inc.	4.000%	5/15/2029	5,430	5,413
	UnitedHealth Group Inc.	2.875%	8/15/2029	6,385	6,091
	UnitedHealth Group Inc.	4.800%	1/15/2030	7,715	7,884
	UnitedHealth Group Inc.	5.300%	2/15/2030	7,175	7,466
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,355	6,664
	Universal Health Services Inc.	4.625%	10/15/2029	3,178	3,175
	Viatris Inc.	2.700%	6/22/2030	8,000	7,202
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	3,220	3,335
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	3,615	3,718
	Zoetis Inc.	4.150%	8/17/2028	4,039	4,053
	Zoetis Inc.	3.900%	8/20/2028	1,324	1,321
	Zoetis Inc.	2.000%	5/15/2030	4,500	4,092
					1,449,754
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	6,290	6,162
[1]	3M Co.	3.625%	9/14/2028	3,850	3,806
[1]	3M Co.	3.375%	3/1/2029	4,665	4,557
	3M Co.	2.375%	8/26/2029	3,630	3,400
	3M Co.	4.800%	3/15/2030	8,330	8,520
	AGCO Corp.	5.450%	3/21/2027	4,851	4,923
	Allegion plc	3.500%	10/1/2029	3,670	3,552
[1]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/2026	2,195	2,181
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	125	123
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	32	31
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,836	1,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	354	341
	Amphenol Corp.	5.050%	4/5/2027	5,530	5,618
	Amphenol Corp.	4.375%	6/12/2028	3,805	3,839
	Amphenol Corp.	5.050%	4/5/2029	2,980	3,078
	Amphenol Corp.	4.350%	6/1/2029	3,410	3,442
	Boeing Co.	2.700%	2/1/2027	6,574	6,444
	Boeing Co.	5.040%	5/1/2027	19,213	19,426
	Boeing Co.	6.259%	5/1/2027	7,200	7,407
	Boeing Co.	3.250%	2/1/2028	10,922	10,674
	Boeing Co.	3.200%	3/1/2029	2,355	2,272
	Boeing Co.	6.298%	5/1/2029	27,560	29,256
	Boeing Co.	5.150%	5/1/2030	24,671	25,319
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	4,489	4,443
	Canadian Pacific Railway Co.	1.750%	12/2/2026	10,138	9,872
	Canadian Pacific Railway Co.	4.800%	3/30/2030	8,410	8,604
	Carrier Global Corp.	2.493%	2/15/2027	4,396	4,304
	Carrier Global Corp.	2.722%	2/15/2030	12,052	11,295
	Caterpillar Financial Services Corp.	4.450%	10/16/2026	4,240	4,266
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	3,400	3,427
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	10,911	10,624
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	5,406	5,503
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	11,904	11,856
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	772	733
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	5,960	6,024
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	3,880	3,938
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	1,905	1,925
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	5,685	5,708
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	4,270	4,374
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	2,695	2,780
	Caterpillar Inc.	2.600%	4/9/2030	2,610	2,451
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	4,644	4,646
	CNH Industrial Capital LLC	4.750%	3/21/2028	1,100	1,112
	CNH Industrial Capital LLC	4.550%	4/10/2028	5,650	5,694
	CNH Industrial Capital LLC	5.500%	1/12/2029	3,705	3,834
	CNH Industrial Capital LLC	5.100%	4/20/2029	3,505	3,591
	CNH Industrial Capital LLC	4.500%	10/16/2030	5,100	5,089
[1]	CNH Industrial NV	3.850%	11/15/2027	2,955	2,941
	CSX Corp.	2.600%	11/1/2026	6,412	6,314
	CSX Corp.	3.250%	6/1/2027	1,739	1,718
	CSX Corp.	4.250%	3/15/2029	6,332	6,358
	Cummins Inc.	4.250%	5/9/2028	2,100	2,116
	Cummins Inc.	4.900%	2/20/2029	4,230	4,349
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	400	411
	Deere & Co.	5.375%	10/16/2029	480	505
	Deere & Co.	3.100%	4/15/2030	2,425	2,325
	Delta Air Lines Inc.	4.950%	7/10/2028	4,248	4,299
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	8,880	8,930
	Delta Air Lines Inc.	3.750%	10/28/2029	7,099	6,897
	Delta Air Lines Inc.	5.250%	7/10/2030	5,850	5,971
	Eaton Capital ULC	4.450%	5/9/2030	2,560	2,587
	Eaton Corp.	3.103%	9/15/2027	5,349	5,279
	Emerson Electric Co.	0.875%	10/15/2026	4,299	4,166
	Emerson Electric Co.	1.800%	10/15/2027	5,238	5,027
	Emerson Electric Co.	2.000%	12/21/2028	6,630	6,240
[3]	FedEx Corp.	3.100%	8/5/2029	15,265	14,603
	General Dynamics Corp.	3.500%	4/1/2027	4,665	4,645
	General Dynamics Corp.	2.625%	11/15/2027	4,255	4,149
	General Electric Co.	4.300%	7/29/2030	9,246	9,302
	HEICO Corp.	5.250%	8/1/2028	2,096	2,150
	Hexcel Corp.	4.200%	2/15/2027	2,825	2,807
	Honeywell International Inc.	2.500%	11/1/2026	5,984	5,888
	Honeywell International Inc.	1.100%	3/1/2027	10,085	9,688
	Honeywell International Inc.	4.650%	7/30/2027	14,405	14,578
	Honeywell International Inc.	4.950%	2/15/2028	5,010	5,118
	Honeywell International Inc.	4.250%	1/15/2029	6,278	6,310
	Honeywell International Inc.	2.700%	8/15/2029	5,185	4,938
	Honeywell International Inc.	4.875%	9/1/2029	10,000	10,286
	Howmet Aerospace Inc.	5.900%	2/1/2027	7,819	8,005
	Howmet Aerospace Inc.	3.000%	1/15/2029	3,452	3,331
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	5,642	5,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	2,705	2,543
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	13,511	13,924
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	11,205	11,043
	IDEX Corp.	4.950%	9/1/2029	2,450	2,504
	Illinois Tool Works Inc.	2.650%	11/15/2026	6,821	6,731
	Ingersoll Rand Inc.	5.197%	6/15/2027	5,120	5,207
	Ingersoll Rand Inc.	5.400%	8/14/2028	1,580	1,634
	Ingersoll Rand Inc.	5.176%	6/15/2029	4,780	4,943
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	7,415	7,829
[1]	John Deere Capital Corp.	1.300%	10/13/2026	6,250	6,086
[1]	John Deere Capital Corp.	4.850%	3/5/2027	10,351	10,488
[1]	John Deere Capital Corp.	4.900%	6/11/2027	756	769
[1]	John Deere Capital Corp.	3.050%	1/6/2028	1,585	1,556
	John Deere Capital Corp.	4.650%	1/7/2028	2,910	2,958
[1]	John Deere Capital Corp.	4.750%	1/20/2028	14,542	14,825
[1]	John Deere Capital Corp.	4.900%	3/3/2028	6,104	6,243
[1]	John Deere Capital Corp.	4.250%	6/5/2028	3,296	3,323
[1]	John Deere Capital Corp.	4.950%	7/14/2028	13,301	13,657
	John Deere Capital Corp.	4.500%	1/16/2029	15,265	15,492
[1]	John Deere Capital Corp.	3.450%	3/7/2029	3,960	3,891
[1]	John Deere Capital Corp.	3.350%	4/18/2029	3,990	3,904
[1]	John Deere Capital Corp.	4.850%	6/11/2029	9,716	9,980
[1]	John Deere Capital Corp.	4.850%	10/11/2029	1,610	1,660
[1]	John Deere Capital Corp.	4.550%	6/5/2030	4,795	4,870
[1]	John Deere Capital Corp.	4.700%	6/10/2030	5,000	5,127
	Johnson Controls International plc	5.500%	4/19/2029	3,865	4,025
	Keysight Technologies Inc.	4.600%	4/6/2027	5,980	6,010
	Keysight Technologies Inc.	5.350%	7/30/2030	3,375	3,510
	Kirby Corp.	4.200%	3/1/2028	4,608	4,593
	L3Harris Technologies Inc.	5.400%	1/15/2027	7,420	7,541
	L3Harris Technologies Inc.	4.400%	6/15/2028	8,458	8,513
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	10,229	10,291
	L3Harris Technologies Inc.	2.900%	12/15/2029	2,235	2,122
	Lennox International Inc.	5.500%	9/15/2028	3,295	3,406
	LKQ Corp.	5.750%	6/15/2028	10,052	10,386
	Lockheed Martin Corp.	5.100%	11/15/2027	8,887	9,106
	Lockheed Martin Corp.	4.150%	8/15/2028	3,740	3,761
	Lockheed Martin Corp.	4.500%	2/15/2029	7,060	7,162
	Lockheed Martin Corp.	1.850%	6/15/2030	4,549	4,105
	Lockheed Martin Corp.	4.400%	8/15/2030	3,445	3,475
	MasTec Inc.	5.900%	6/15/2029	2,950	3,086
	Norfolk Southern Corp.	3.150%	6/1/2027	2,542	2,506
	Norfolk Southern Corp.	3.800%	8/1/2028	7,570	7,535
	Norfolk Southern Corp.	2.550%	11/1/2029	3,360	3,162
	Northrop Grumman Corp.	3.200%	2/1/2027	6,280	6,213
	Northrop Grumman Corp.	3.250%	1/15/2028	17,568	17,274
	Northrop Grumman Corp.	4.400%	5/1/2030	3,190	3,216
	Northrop Grumman Corp.	4.650%	7/15/2030	3,325	3,383
	Oshkosh Corp.	3.100%	3/1/2030	3,560	3,383
	Otis Worldwide Corp.	2.293%	4/5/2027	4,859	4,740
	Otis Worldwide Corp.	5.250%	8/16/2028	6,680	6,886
	Otis Worldwide Corp.	2.565%	2/15/2030	6,165	5,741
[1]	PACCAR Financial Corp.	4.500%	11/25/2026	4,938	4,976
	PACCAR Financial Corp.	5.000%	5/13/2027	3,525	3,587
	PACCAR Financial Corp.	4.250%	6/23/2027	2,400	2,417
	PACCAR Financial Corp.	4.450%	8/6/2027	4,965	5,023
	PACCAR Financial Corp.	4.600%	1/10/2028	5,135	5,212
	PACCAR Financial Corp.	4.550%	3/3/2028	2,795	2,838
	PACCAR Financial Corp.	4.000%	8/8/2028	3,065	3,074
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	2,625	2,700
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	5,238	5,338
	PACCAR Financial Corp.	4.000%	9/26/2029	4,340	4,338
	PACCAR Financial Corp.	4.550%	5/8/2030	1,775	1,806
	Parker-Hannifin Corp.	3.250%	3/1/2027	4,224	4,180
	Parker-Hannifin Corp.	4.250%	9/15/2027	8,339	8,380
	Parker-Hannifin Corp.	3.250%	6/14/2029	16,625	16,138
	Parker-Hannifin Corp.	4.500%	9/15/2029	9,615	9,743
	Pentair Finance Sarl	4.500%	7/1/2029	2,380	2,392
	Regal Rexnord Corp.	6.050%	4/15/2028	8,382	8,670
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	8,320	8,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.950%	5/15/2028	1,197	1,197
	Republic Services Inc.	4.875%	4/1/2029	4,550	4,663
	Republic Services Inc.	2.300%	3/1/2030	8,425	7,793
	Republic Services Inc.	4.750%	7/15/2030	2,000	2,049
	RTX Corp.	5.750%	11/8/2026	16,990	17,268
	RTX Corp.	3.500%	3/15/2027	9,122	9,050
	RTX Corp.	3.125%	5/4/2027	13,276	13,085
	RTX Corp.	4.125%	11/16/2028	17,044	17,006
	RTX Corp.	2.250%	7/1/2030	9,640	8,825
[1]	Ryder System Inc.	2.850%	3/1/2027	3,338	3,279
[1]	Ryder System Inc.	5.650%	3/1/2028	5,170	5,353
[1]	Ryder System Inc.	5.250%	6/1/2028	5,859	6,016
	Ryder System Inc.	6.300%	12/1/2028	3,795	4,033
[1]	Ryder System Inc.	5.375%	3/15/2029	3,159	3,273
[1]	Ryder System Inc.	4.950%	9/1/2029	955	977
[1]	Ryder System Inc.	4.900%	12/1/2029	875	895
	Ryder System Inc.	5.000%	3/15/2030	6,448	6,608
[1]	Ryder System Inc.	4.850%	6/15/2030	1,650	1,684
	Southwest Airlines Co.	5.125%	6/15/2027	7,465	7,557
	Southwest Airlines Co.	3.450%	11/16/2027	2,030	1,995
	Southwest Airlines Co.	2.625%	2/10/2030	5,138	4,739
	Teledyne Technologies Inc.	2.250%	4/1/2028	5,536	5,287
	Textron Inc.	3.650%	3/15/2027	5,587	5,536
	Textron Inc.	3.000%	6/1/2030	5,100	4,801
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	5,985	5,921
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	2,640	2,622
	Trimble Inc.	4.900%	6/15/2028	3,478	3,542
	Tyco Electronics Group SA	3.125%	8/15/2027	5,782	5,695
	Union Pacific Corp.	3.950%	9/10/2028	12,065	12,084
	Union Pacific Corp.	3.700%	3/1/2029	6,256	6,187
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	6,105	6,276
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	2,378	2,281
	United Parcel Service Inc.	2.400%	11/15/2026	4,928	4,846
	United Parcel Service Inc.	3.050%	11/15/2027	8,454	8,317
	Veralto Corp.	5.350%	9/18/2028	5,525	5,702
	Waste Connections Inc.	3.500%	5/1/2029	2,770	2,721
	Waste Connections Inc.	2.600%	2/1/2030	4,990	4,682
	Waste Management Inc.	4.950%	7/3/2027	2,811	2,861
	Waste Management Inc.	3.150%	11/15/2027	5,515	5,424
	Waste Management Inc.	4.500%	3/15/2028	3,210	3,249
	Waste Management Inc.	4.875%	2/15/2029	7,335	7,534
	Waste Management Inc.	2.000%	6/1/2029	1,710	1,592
	Waste Management Inc.	4.625%	2/15/2030	5,830	5,934
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	5,705	5,657
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	8,856	8,982
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	1,200	1,226
	Xylem Inc.	3.250%	11/1/2026	2,524	2,498
	Xylem Inc.	1.950%	1/30/2028	4,730	4,512
					1,149,297
Materials (0.5%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	5,561	5,385
	Albemarle Corp.	4.650%	6/1/2027	3,945	3,951
	Amcor Finance USA Inc.	4.500%	5/15/2028	2,935	2,948
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,655	2,686
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	17,934	18,352
	Amcor Group Finance plc	5.450%	5/23/2029	2,820	2,914
[3]	Amrize Finance US LLC	4.600%	4/7/2027	883	888
[3]	Amrize Finance US LLC	4.700%	4/7/2028	883	893
[3]	Amrize Finance US LLC	4.950%	4/7/2030	8,973	9,171
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	4,407	4,275
	ArcelorMittal SA	6.550%	11/29/2027	12,203	12,741
	Berry Global Inc.	1.650%	1/15/2027	1,750	1,695
	Berry Global Inc.	5.500%	4/15/2028	3,635	3,739
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	7,095	7,208
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	3,073	3,161
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	3,297	3,400
	Cabot Corp.	4.000%	7/1/2029	2,642	2,608
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	3,400	3,361
	CRH SMW Finance DAC	5.200%	5/21/2029	4,585	4,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CRH SMW Finance DAC	5.125%	1/9/2030	6,385	6,573
	Dow Chemical Co.	4.800%	11/30/2028	2,701	2,730
	DuPont de Nemours Inc.	4.725%	11/15/2028	5,773	5,820
	Eastman Chemical Co.	5.000%	8/1/2029	10,707	10,902
	Ecolab Inc.	2.700%	11/1/2026	8,488	8,377
	FMC Corp.	3.200%	10/1/2026	6,415	6,340
	FMC Corp.	3.450%	10/1/2029	2,185	2,064
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,575	4,577
	Freeport-McMoRan Inc.	4.125%	3/1/2028	3,250	3,231
	Freeport-McMoRan Inc.	4.375%	8/1/2028	356	355
	Freeport-McMoRan Inc.	5.250%	9/1/2029	691	700
	Freeport-McMoRan Inc.	4.250%	3/1/2030	3,175	3,142
	Kinross Gold Corp.	4.500%	7/15/2027	5,215	5,237
	Mosaic Co.	4.050%	11/15/2027	7,170	7,152
	Mosaic Co.	5.375%	11/15/2028	2,900	2,990
	Newmont Corp.	3.250%	5/13/2030	10,769	10,325
	Nucor Corp.	4.300%	5/23/2027	4,859	4,880
	Nucor Corp.	3.950%	5/1/2028	1,414	1,411
	Nucor Corp.	2.700%	6/1/2030	6,000	5,608
	Nucor Corp.	4.650%	6/1/2030	2,141	2,175
	Nutrien Ltd.	4.000%	12/15/2026	5,021	5,011
	Nutrien Ltd.	5.200%	6/21/2027	3,755	3,818
	Nutrien Ltd.	4.900%	3/27/2028	10,758	10,942
	Nutrien Ltd.	4.200%	4/1/2029	4,680	4,671
	Nutrien Ltd.	2.950%	5/13/2030	3,000	2,827
	Packaging Corp. of America	3.400%	12/15/2027	4,092	4,035
	PPG Industries Inc.	3.750%	3/15/2028	1,476	1,464
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5,245	5,665
	Rio Tinto Finance USA plc	4.375%	3/12/2027	665	670
	Rio Tinto Finance USA plc	4.500%	3/14/2028	2,759	2,789
	Rio Tinto Finance USA plc	4.875%	3/14/2030	3,981	4,079
	RPM International Inc.	3.750%	3/15/2027	6,288	6,244
	RPM International Inc.	4.550%	3/1/2029	1,205	1,214
	Sherwin-Williams Co.	3.450%	6/1/2027	10,334	10,239
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	4,440	4,485
	Sherwin-Williams Co.	4.500%	8/15/2030	1,198	1,206
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	17,845	18,394
	Sonoco Products Co.	2.250%	2/1/2027	3,005	2,927
	Sonoco Products Co.	4.600%	9/1/2029	2,125	2,137
	Steel Dynamics Inc.	5.000%	12/15/2026	1,500	1,502
	Steel Dynamics Inc.	3.450%	4/15/2030	9,400	9,052
	Suzano Austria GmbH	2.500%	9/15/2028	1,051	994
	Suzano Austria GmbH	6.000%	1/15/2029	11,625	12,042
	Suzano Austria GmbH	5.000%	1/15/2030	5,893	5,932
	Vale Overseas Ltd.	3.750%	7/8/2030	8,540	8,216
	Vulcan Materials Co.	3.900%	4/1/2027	4,981	4,969
	Vulcan Materials Co.	4.950%	12/1/2029	2,000	2,049
	Vulcan Materials Co.	3.500%	6/1/2030	4,545	4,391
	WestRock MWV LLC	8.200%	1/15/2030	1,995	2,285
	WRKCo Inc.	4.000%	3/15/2028	4,654	4,627
	WRKCo Inc.	3.900%	6/1/2028	5,012	4,972
	WRKCo Inc.	4.900%	3/15/2029	5,245	5,348
					347,887
Real Estate (1.1%)
	Agree LP	2.000%	6/15/2028	2,222	2,098
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1,525	1,516
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,977	1,854
	American Homes 4 Rent LP	4.250%	2/15/2028	3,899	3,892
	American Homes 4 Rent LP	4.900%	2/15/2029	1,759	1,789
	American Homes 4 Rent LP	4.950%	6/15/2030	4,000	4,072
	American Tower Corp.	3.375%	10/15/2026	12,558	12,466
	American Tower Corp.	2.750%	1/15/2027	5,198	5,109
	American Tower Corp.	3.125%	1/15/2027	4,694	4,631
	American Tower Corp.	3.650%	3/15/2027	5,516	5,476
	American Tower Corp.	3.600%	1/15/2028	5,442	5,375
	American Tower Corp.	5.500%	3/15/2028	5,303	5,467
	American Tower Corp.	5.250%	7/15/2028	5,425	5,579
	American Tower Corp.	5.800%	11/15/2028	6,605	6,896
	American Tower Corp.	5.200%	2/15/2029	2,734	2,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.950%	3/15/2029	2,061	2,039
	American Tower Corp.	3.800%	8/15/2029	8,180	8,022
	American Tower Corp.	5.000%	1/31/2030	4,755	4,869
	American Tower Corp.	4.900%	3/15/2030	6,077	6,197
[1]	AvalonBay Communities Inc.	2.900%	10/15/2026	2,794	2,763
[1]	AvalonBay Communities Inc.	3.350%	5/15/2027	3,796	3,753
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,859	2,807
[1]	AvalonBay Communities Inc.	3.300%	6/1/2029	4,400	4,268
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	3,960	3,652
	Boston Properties LP	2.750%	10/1/2026	5,385	5,299
	Boston Properties LP	6.750%	12/1/2027	6,445	6,765
	Boston Properties LP	4.500%	12/1/2028	6,092	6,088
	Boston Properties LP	3.400%	6/21/2029	1,969	1,890
	Boston Properties LP	2.900%	3/15/2030	4,835	4,489
	Brixmor Operating Partnership LP	3.900%	3/15/2027	5,045	5,024
	Brixmor Operating Partnership LP	2.250%	4/1/2028	565	538
	Brixmor Operating Partnership LP	4.125%	5/15/2029	4,409	4,373
	Camden Property Trust	4.100%	10/15/2028	2,960	2,965
	Camden Property Trust	3.150%	7/1/2029	3,375	3,251
	CBRE Services Inc.	5.500%	4/1/2029	1,685	1,748
	CBRE Services Inc.	4.800%	6/15/2030	2,565	2,605
	COPT Defense Properties LP	2.000%	1/15/2029	3,606	3,341
[4]	COPT Defense Properties LP	4.500%	10/15/2030	6,148	6,106
	Cousins Properties LP	5.250%	7/15/2030	4,000	4,096
	Crown Castle Inc.	2.900%	3/15/2027	4,517	4,430
	Crown Castle Inc.	5.000%	1/11/2028	12,171	12,341
	Crown Castle Inc.	3.800%	2/15/2028	6,475	6,401
	Crown Castle Inc.	4.800%	9/1/2028	4,295	4,354
	Crown Castle Inc.	4.300%	2/15/2029	3,760	3,741
	Crown Castle Inc.	5.600%	6/1/2029	1,500	1,558
	Crown Castle Inc.	4.900%	9/1/2029	5,780	5,865
	Crown Castle Inc.	3.300%	7/1/2030	8,595	8,137
	CubeSmart LP	2.250%	12/15/2028	3,486	3,283
	CubeSmart LP	4.375%	2/15/2029	3,690	3,691
	Digital Realty Trust LP	3.700%	8/15/2027	4,076	4,048
	Digital Realty Trust LP	5.550%	1/15/2028	7,821	8,049
	Digital Realty Trust LP	3.600%	7/1/2029	6,574	6,412
	DOC DR LLC	4.300%	3/15/2027	5,022	5,023
	DOC DR LLC	3.950%	1/15/2028	2,000	1,984
	EPR Properties	4.750%	12/15/2026	2,051	2,056
	EPR Properties	4.500%	6/1/2027	2,371	2,371
	EPR Properties	4.950%	4/15/2028	4,921	4,955
	EPR Properties	3.750%	8/15/2029	3,070	2,956
	Equinix Inc.	2.900%	11/18/2026	7,371	7,262
	Equinix Inc.	1.800%	7/15/2027	5,379	5,164
	Equinix Inc.	1.550%	3/15/2028	3,164	2,974
	Equinix Inc.	3.200%	11/18/2029	6,875	6,580
	Equinix Inc.	2.150%	7/15/2030	7,125	6,430
	ERP Operating LP	2.850%	11/1/2026	4,418	4,363
	ERP Operating LP	3.250%	8/1/2027	1,957	1,932
	ERP Operating LP	4.150%	12/1/2028	4,758	4,773
	ERP Operating LP	3.000%	7/1/2029	2,758	2,648
	ERP Operating LP	2.500%	2/15/2030	3,390	3,164
	Essex Portfolio LP	3.625%	5/1/2027	5,287	5,250
	Essex Portfolio LP	1.700%	3/1/2028	1,512	1,426
	Essex Portfolio LP	4.000%	3/1/2029	2,705	2,681
	Essex Portfolio LP	3.000%	1/15/2030	3,200	3,031
	Extra Space Storage LP	5.700%	4/1/2028	6,563	6,781
	Extra Space Storage LP	3.900%	4/1/2029	4,684	4,618
	Extra Space Storage LP	4.000%	6/15/2029	1,463	1,448
	Extra Space Storage LP	5.500%	7/1/2030	7,545	7,870
	Federal Realty OP LP	3.250%	7/15/2027	2,811	2,768
	Federal Realty OP LP	5.375%	5/1/2028	4,395	4,512
	Federal Realty OP LP	3.200%	6/15/2029	2,296	2,205
	GLP Capital LP	5.750%	6/1/2028	3,990	4,099
	GLP Capital LP	5.300%	1/15/2029	3,720	3,792
	GLP Capital LP	4.000%	1/15/2030	10,470	10,138
	Healthcare Realty Holdings LP	3.750%	7/1/2027	295	293
	Healthcare Realty Holdings LP	3.100%	2/15/2030	2,477	2,333
	Healthpeak OP LLC	2.125%	12/1/2028	2,481	2,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	3.500%	7/15/2029	6,908	6,698
	Healthpeak OP LLC	3.000%	1/15/2030	5,720	5,404
	Highwoods Realty LP	3.875%	3/1/2027	3,242	3,211
	Highwoods Realty LP	4.125%	3/15/2028	3,025	2,992
	Highwoods Realty LP	4.200%	4/15/2029	1,908	1,868
	Highwoods Realty LP	3.050%	2/15/2030	170	158
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	3,562	3,384
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	5,000	4,695
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	3,724	3,516
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	2,600	2,704
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	3,095	3,323
	Kilroy Realty LP	4.750%	12/15/2028	1,861	1,871
	Kilroy Realty LP	4.250%	8/15/2029	2,555	2,505
	Kilroy Realty LP	3.050%	2/15/2030	3,620	3,342
	Kimco Realty OP LLC	2.800%	10/1/2026	5,386	5,314
	Kimco Realty OP LLC	3.800%	4/1/2027	3,225	3,209
	Kimco Realty OP LLC	1.900%	3/1/2028	264	251
	Kite Realty Group LP	4.000%	10/1/2026	3,253	3,243
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	3,245	3,309
	LXP Industrial Trust	6.750%	11/15/2028	1,890	2,011
	Mid-America Apartments LP	3.600%	6/1/2027	3,920	3,891
	Mid-America Apartments LP	4.200%	6/15/2028	2,791	2,799
	Mid-America Apartments LP	3.950%	3/15/2029	3,663	3,635
	Mid-America Apartments LP	2.750%	3/15/2030	4,000	3,759
	NNN REIT Inc.	3.600%	12/15/2026	6,842	6,799
	NNN REIT Inc.	4.300%	10/15/2028	4,602	4,616
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	5,609	5,656
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,690	1,623
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	3,400	3,451
	Piedmont Operating Partnership LP	9.250%	7/20/2028	4,043	4,489
	Piedmont Operating Partnership LP	6.875%	7/15/2029	2,120	2,244
	Piedmont Operating Partnership LP	3.150%	8/15/2030	1,500	1,362
	Prologis LP	3.250%	10/1/2026	4,738	4,704
	Prologis LP	2.125%	4/15/2027	5,481	5,330
	Prologis LP	3.375%	12/15/2027	2,602	2,571
	Prologis LP	4.875%	6/15/2028	5,525	5,651
	Prologis LP	3.875%	9/15/2028	3,506	3,493
	Prologis LP	4.000%	9/15/2028	3,972	3,972
	Prologis LP	2.250%	4/15/2030	6,275	5,781
	Prologis LP	4.750%	1/15/2031	3,000	3,063
	Public Storage Operating Co.	1.500%	11/9/2026	2,935	2,858
	Public Storage Operating Co.	3.094%	9/15/2027	2,209	2,174
	Public Storage Operating Co.	1.850%	5/1/2028	1,604	1,521
	Public Storage Operating Co.	1.950%	11/9/2028	4,146	3,898
	Public Storage Operating Co.	5.125%	1/15/2029	3,050	3,150
	Public Storage Operating Co.	3.385%	5/1/2029	5,470	5,348
	Public Storage Operating Co.	4.375%	7/1/2030	4,621	4,643
	Realty Income Corp.	4.125%	10/15/2026	4,657	4,659
	Realty Income Corp.	3.000%	1/15/2027	4,939	4,872
	Realty Income Corp.	3.200%	1/15/2027	1,612	1,592
	Realty Income Corp.	3.950%	8/15/2027	5,268	5,263
	Realty Income Corp.	3.400%	1/15/2028	4,911	4,841
	Realty Income Corp.	3.650%	1/15/2028	5,305	5,260
	Realty Income Corp.	2.100%	3/15/2028	2,620	2,500
	Realty Income Corp.	2.200%	6/15/2028	3,914	3,731
	Realty Income Corp.	4.700%	12/15/2028	609	620
	Realty Income Corp.	4.750%	2/15/2029	3,730	3,801
	Realty Income Corp.	3.250%	6/15/2029	3,000	2,907
	Realty Income Corp.	4.000%	7/15/2029	490	487
	Realty Income Corp.	3.100%	12/15/2029	6,979	6,699
	Realty Income Corp.	3.400%	1/15/2030	1,395	1,351
	Realty Income Corp.	4.850%	3/15/2030	3,325	3,411
	Regency Centers LP	3.600%	2/1/2027	3,605	3,580
	Regency Centers LP	4.125%	3/15/2028	2,199	2,198
	Regency Centers LP	2.950%	9/15/2029	2,368	2,261
	Regency Centers LP	3.700%	6/15/2030	3,500	3,410
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,824	1,853
	Sabra Health Care LP	3.900%	10/15/2029	350	339
	Simon Property Group LP	3.250%	11/30/2026	1,573	1,559
	Simon Property Group LP	3.375%	6/15/2027	4,313	4,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.375%	12/1/2027	4,552	4,498
	Simon Property Group LP	1.750%	2/1/2028	4,580	4,351
	Simon Property Group LP	2.450%	9/13/2029	7,345	6,897
	Simon Property Group LP	2.650%	7/15/2030	5,000	4,655
	Simon Property Group LP	4.375%	10/1/2030	3,000	3,006
	Store Capital LLC	4.500%	3/15/2028	4,870	4,859
[3]	Store Capital LLC	5.400%	4/30/2030	1,505	1,533
	Sun Communities Operating LP	2.300%	11/1/2028	3,450	3,264
	Tanger Properties LP	3.875%	7/15/2027	2,975	2,949
[1]	UDR Inc.	4.400%	1/26/2029	3,584	3,596
[1]	UDR Inc.	3.200%	1/15/2030	3,295	3,151
	Ventas Realty LP	3.250%	10/15/2026	3,627	3,589
	Ventas Realty LP	3.850%	4/1/2027	1,059	1,055
	Ventas Realty LP	4.000%	3/1/2028	2,917	2,903
	Ventas Realty LP	4.400%	1/15/2029	5,328	5,340
	Ventas Realty LP	3.000%	1/15/2030	2,575	2,438
	VICI Properties LP	4.750%	2/15/2028	2,907	2,931
	VICI Properties LP	4.950%	2/15/2030	3,000	3,034
	Welltower OP LLC	4.250%	4/15/2028	5,095	5,125
	Welltower OP LLC	2.050%	1/15/2029	857	802
	Welltower OP LLC	4.125%	3/15/2029	4,017	4,011
	Welltower OP LLC	3.100%	1/15/2030	4,175	3,987
	Welltower OP LLC	4.500%	7/1/2030	7,837	7,910
	Weyerhaeuser Co.	4.000%	11/15/2029	4,331	4,286
	Weyerhaeuser Co.	4.000%	4/15/2030	3,500	3,451
	WP Carey Inc.	4.250%	10/1/2026	2,790	2,790
	WP Carey Inc.	3.850%	7/15/2029	1,000	984
	WP Carey Inc.	4.650%	7/15/2030	1,421	1,429
					704,270
Technology (2.1%)
	Accenture Capital Inc.	3.900%	10/4/2027	6,315	6,324
	Accenture Capital Inc.	4.050%	10/4/2029	12,560	12,551
	Adobe Inc.	2.150%	2/1/2027	9,444	9,243
	Adobe Inc.	4.850%	4/4/2027	2,829	2,872
	Adobe Inc.	4.750%	1/17/2028	3,275	3,338
	Adobe Inc.	4.800%	4/4/2029	4,610	4,737
	Adobe Inc.	4.950%	1/17/2030	4,869	5,048
	Advanced Micro Devices Inc.	4.319%	3/24/2028	2,650	2,673
	Analog Devices Inc.	3.500%	12/5/2026	9,739	9,688
	Analog Devices Inc.	3.450%	6/15/2027	4,718	4,680
	Analog Devices Inc.	4.250%	6/15/2028	4,650	4,681
	Analog Devices Inc.	4.500%	6/15/2030	5,440	5,509
	Apple Inc.	3.350%	2/9/2027	967	962
	Apple Inc.	3.200%	5/11/2027	17,415	17,284
	Apple Inc.	3.000%	11/13/2027	9,961	9,825
	Apple Inc.	1.200%	2/8/2028	19,671	18,545
	Apple Inc.	4.000%	5/10/2028	23,990	24,124
	Apple Inc.	4.000%	5/12/2028	6,500	6,542
	Apple Inc.	1.400%	8/5/2028	9,152	8,579
	Apple Inc.	3.250%	8/8/2029	6,745	6,600
	Apple Inc.	2.200%	9/11/2029	7,747	7,269
	Apple Inc.	4.200%	5/12/2030	6,872	6,946
	Applied Materials Inc.	3.300%	4/1/2027	9,445	9,375
	Applied Materials Inc.	4.800%	6/15/2029	2,745	2,815
	Applied Materials Inc.	1.750%	6/1/2030	4,305	3,870
	Arrow Electronics Inc.	3.875%	1/12/2028	4,939	4,883
	Atlassian Corp.	5.250%	5/15/2029	3,020	3,106
	Autodesk Inc.	3.500%	6/15/2027	4,230	4,194
	Automatic Data Processing Inc.	1.700%	5/15/2028	3,687	3,491
	Automatic Data Processing Inc.	1.250%	9/1/2030	2,364	2,070
	Avnet Inc.	6.250%	3/15/2028	2,335	2,429
	Broadcom Corp.	3.875%	1/15/2027	19,890	19,890
	Broadcom Inc.	5.050%	7/12/2027	5,922	6,024
	Broadcom Inc.	4.150%	2/15/2028	3,185	3,194
	Broadcom Inc.	4.800%	4/15/2028	10,327	10,518
	Broadcom Inc.	4.110%	9/15/2028	5,126	5,144
[3]	Broadcom Inc.	4.000%	4/15/2029	8,595	8,553
	Broadcom Inc.	4.750%	4/15/2029	12,488	12,741
	Broadcom Inc.	5.050%	7/12/2029	27,691	28,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	5.050%	4/15/2030	14,411	14,891
	Broadcom Inc.	4.600%	7/15/2030	7,129	7,236
	Broadcom Inc.	4.200%	10/15/2030	3,302	3,296
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,690	3,706
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,130	5,159
	CDW LLC	2.670%	12/1/2026	7,020	6,886
	CDW LLC	3.250%	2/15/2029	8,603	8,240
	CDW LLC	5.100%	3/1/2030	3,684	3,751
[3]	CGI Inc.	4.950%	3/14/2030	4,545	4,627
	Cintas Corp. No. 2	3.700%	4/1/2027	12,796	12,745
	Cintas Corp. No. 2	4.200%	5/1/2028	3,900	3,914
	Cisco Systems Inc.	4.800%	2/26/2027	4,476	4,531
	Cisco Systems Inc.	4.550%	2/24/2028	4,963	5,038
	Cisco Systems Inc.	4.850%	2/26/2029	25,676	26,350
	Cisco Systems Inc.	4.750%	2/24/2030	19,038	19,537
	Concentrix Corp.	6.600%	8/2/2028	4,411	4,616
	Dell International LLC	4.900%	10/1/2026	8,284	8,330
	Dell International LLC	6.100%	7/15/2027	3,975	4,099
	Dell International LLC	5.250%	2/1/2028	10,224	10,461
	Dell International LLC	4.750%	4/1/2028	2,793	2,833
[4]	Dell International LLC	4.150%	2/15/2029	3,281	3,274
	Dell International LLC	5.300%	10/1/2029	10,015	10,342
	Dell International LLC	4.350%	2/1/2030	2,019	2,014
	Dell International LLC	5.000%	4/1/2030	8,413	8,616
	Dell International LLC	6.200%	7/15/2030	7,125	7,639
	DXC Technology Co.	2.375%	9/15/2028	4,225	3,980
	Equifax Inc.	5.100%	12/15/2027	6,147	6,262
	Equifax Inc.	5.100%	6/1/2028	11,652	11,899
	Equifax Inc.	4.800%	9/15/2029	4,306	4,377
	Fidelity National Information Services Inc.	1.650%	3/1/2028	2,358	2,223
	Fiserv Inc.	2.250%	6/1/2027	2,593	2,520
	Fiserv Inc.	5.450%	3/2/2028	9,875	10,153
	Fiserv Inc.	5.375%	8/21/2028	4,471	4,608
	Fiserv Inc.	4.200%	10/1/2028	6,621	6,620
	Fiserv Inc.	3.500%	7/1/2029	19,910	19,347
	Fiserv Inc.	2.650%	6/1/2030	5,700	5,279
	Flex Ltd.	4.875%	6/15/2029	4,645	4,696
	Genpact Luxembourg Sarl	6.000%	6/4/2029	1,905	1,985
	Global Payments Inc.	2.150%	1/15/2027	6,434	6,270
	Global Payments Inc.	4.950%	8/15/2027	2,199	2,225
	Global Payments Inc.	2.900%	5/15/2030	11,283	10,444
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	5,358	5,350
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	2,996	3,009
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	4,258	4,376
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	5,455	5,448
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	19,601	19,692
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	8,188	8,136
	HP Inc.	3.000%	6/17/2027	9,807	9,622
	HP Inc.	4.750%	1/15/2028	16,619	16,839
	HP Inc.	4.000%	4/15/2029	7,684	7,592
	HP Inc.	5.400%	4/25/2030	4,950	5,141
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	4,880	4,949
	Intel Corp.	3.750%	3/25/2027	11,320	11,256
	Intel Corp.	3.150%	5/11/2027	3,267	3,215
	Intel Corp.	3.750%	8/5/2027	9,044	8,974
	Intel Corp.	4.875%	2/10/2028	16,187	16,432
	Intel Corp.	1.600%	8/12/2028	3,684	3,433
	Intel Corp.	2.450%	11/15/2029	23,156	21,498
	Intel Corp.	3.900%	3/25/2030	4,814	4,720
	International Business Machines Corp.	3.300%	1/27/2027	4,317	4,280
	International Business Machines Corp.	1.700%	5/15/2027	8,549	8,248
	International Business Machines Corp.	6.220%	8/1/2027	3,520	3,658
	International Business Machines Corp.	4.500%	2/6/2028	12,400	12,529
	International Business Machines Corp.	3.500%	5/15/2029	18,098	17,734
[1]	International Business Machines Corp.	4.800%	2/10/2030	6,473	6,624
	International Business Machines Corp.	1.950%	5/15/2030	7,725	6,995
	Intuit Inc.	5.125%	9/15/2028	7,330	7,567
	Intuit Inc.	1.650%	7/15/2030	7,187	6,417
	Jabil Inc.	4.250%	5/15/2027	4,100	4,100
	KLA Corp.	4.100%	3/15/2029	8,503	8,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kyndryl Holdings Inc.	2.050%	10/15/2026	4,863	4,749
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,046	3,855
	Lam Research Corp.	4.000%	3/15/2029	6,370	6,365
	Leidos Inc.	4.375%	5/15/2030	4,696	4,680
	Marvell Technology Inc.	2.450%	4/15/2028	6,775	6,488
[1]	Marvell Technology Inc.	4.875%	6/22/2028	1,360	1,381
	Marvell Technology Inc.	5.750%	2/15/2029	3,245	3,385
	Marvell Technology Inc.	4.750%	7/15/2030	1,725	1,747
	Microchip Technology Inc.	4.900%	3/15/2028	5,085	5,159
	Microchip Technology Inc.	5.050%	3/15/2029	10,250	10,479
	Microchip Technology Inc.	5.050%	2/15/2030	3,600	3,679
	Micron Technology Inc.	5.375%	4/15/2028	5,325	5,492
	Micron Technology Inc.	5.327%	2/6/2029	3,599	3,708
	Micron Technology Inc.	6.750%	11/1/2029	7,716	8,387
	Microsoft Corp.	3.300%	2/6/2027	25,687	25,535
	Microsoft Corp.	1.350%	9/15/2030	5,000	4,431
	Moody's Corp.	4.250%	2/1/2029	1,503	1,509
	Motorola Solutions Inc.	4.600%	2/23/2028	5,459	5,516
	Motorola Solutions Inc.	5.000%	4/15/2029	2,505	2,565
	Motorola Solutions Inc.	4.600%	5/23/2029	410	415
	NetApp Inc.	2.375%	6/22/2027	5,451	5,288
	Nokia OYJ	4.375%	6/12/2027	4,466	4,454
	Nordson Corp.	5.600%	9/15/2028	2,520	2,611
	NXP BV	3.150%	5/1/2027	6,423	6,323
	NXP BV	4.400%	6/1/2027	3,002	3,011
	NXP BV	4.300%	6/18/2029	7,594	7,586
	NXP BV	3.400%	5/1/2030	5,175	4,962
	Oracle Corp.	2.800%	4/1/2027	12,701	12,458
	Oracle Corp.	3.250%	11/15/2027	1,928	1,895
	Oracle Corp.	2.300%	3/25/2028	17,144	16,390
	Oracle Corp.	4.800%	8/3/2028	10,270	10,444
[1]	Oracle Corp.	4.200%	9/27/2029	28,715	28,643
	Oracle Corp.	2.950%	4/1/2030	19,919	18,767
	Oracle Corp.	4.450%	9/26/2030	17,164	17,158
	Oracle Corp.	2.875%	3/25/2031	4,577	4,206
	Paychex Inc.	5.100%	4/15/2030	19,653	20,217
	PayPal Holdings Inc.	2.650%	10/1/2026	10,345	10,218
	PayPal Holdings Inc.	3.900%	6/1/2027	165	165
	PayPal Holdings Inc.	4.450%	3/6/2028	1,295	1,309
	PayPal Holdings Inc.	2.850%	10/1/2029	8,790	8,381
	PayPal Holdings Inc.	2.300%	6/1/2030	5,756	5,301
	Qorvo Inc.	4.375%	10/15/2029	2,652	2,601
	QUALCOMM Inc.	3.250%	5/20/2027	17,508	17,358
	Quanta Services Inc.	4.750%	8/9/2027	3,695	3,737
	Quanta Services Inc.	4.300%	8/9/2028	11,125	11,179
	RELX Capital Inc.	4.000%	3/18/2029	4,750	4,725
	RELX Capital Inc.	4.750%	3/27/2030	1,892	1,932
	Roper Technologies Inc.	3.800%	12/15/2026	3,566	3,553
	Roper Technologies Inc.	4.200%	9/15/2028	5,875	5,886
	Roper Technologies Inc.	4.500%	10/15/2029	3,190	3,218
	Roper Technologies Inc.	2.000%	6/30/2030	3,570	3,209
	Roper Technologies Inc.	4.450%	9/15/2030	5,000	5,022
	S&P Global Inc.	2.950%	1/22/2027	2,344	2,313
	S&P Global Inc.	2.450%	3/1/2027	8,208	8,041
	S&P Global Inc.	4.750%	8/1/2028	4,710	4,799
	S&P Global Inc.	2.700%	3/1/2029	7,320	6,994
	S&P Global Inc.	4.250%	5/1/2029	4,980	5,002
	Salesforce Inc.	3.700%	4/11/2028	8,180	8,152
	Salesforce Inc.	1.500%	7/15/2028	5,793	5,440
	ServiceNow Inc.	1.400%	9/1/2030	3,969	3,475
	Synopsys Inc.	4.550%	4/1/2027	1,935	1,947
	Synopsys Inc.	4.650%	4/1/2028	2,395	2,422
	Synopsys Inc.	4.850%	4/1/2030	11,454	11,666
	Texas Instruments Inc.	4.600%	2/15/2028	3,215	3,272
	Texas Instruments Inc.	4.500%	5/23/2030	8,315	8,452
	TSMC Arizona Corp.	1.750%	10/25/2026	3,890	3,794
	TSMC Arizona Corp.	3.875%	4/22/2027	5,770	5,751
	TSMC Arizona Corp.	4.125%	4/22/2029	370	370
	Verisk Analytics Inc.	4.125%	3/15/2029	3,525	3,518
	Verisk Analytics Inc.	4.500%	8/15/2030	3,656	3,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware LLC	4.650%	5/15/2027	5,820	5,860
	VMware LLC	3.900%	8/21/2027	11,968	11,925
	VMware LLC	1.800%	8/15/2028	5,333	5,001
	VMware LLC	4.700%	5/15/2030	4,810	4,871
	Workday Inc.	3.500%	4/1/2027	8,791	8,715
	Workday Inc.	3.700%	4/1/2029	4,625	4,556
					1,341,949
Utilities (1.7%)
	AEP Texas Inc.	5.450%	5/15/2029	1,332	1,382
[1]	AEP Texas Inc.	2.100%	7/1/2030	2,940	2,651
	AEP Transmission Co. LLC	3.100%	12/1/2026	7,465	7,382
	AES Corp.	5.450%	6/1/2028	10,250	10,495
	Alabama Power Co.	3.750%	9/1/2027	4,322	4,315
	Ameren Corp.	5.700%	12/1/2026	4,425	4,494
	Ameren Corp.	1.950%	3/15/2027	970	941
	Ameren Corp.	1.750%	3/15/2028	2,341	2,209
	Ameren Corp.	5.000%	1/15/2029	2,830	2,894
	American Electric Power Co. Inc.	5.750%	11/1/2027	2,734	2,820
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	3,150	3,162
	American Electric Power Co. Inc.	5.200%	1/15/2029	5,948	6,134
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	2,797	2,924
	American Electric Power Co. Inc.	3.875%	2/15/2062	5,375	5,203
	American Water Capital Corp.	2.950%	9/1/2027	5,683	5,575
	American Water Capital Corp.	3.750%	9/1/2028	4,523	4,498
	American Water Capital Corp.	3.450%	6/1/2029	4,150	4,055
	American Water Capital Corp.	2.800%	5/1/2030	1,665	1,569
[1]	Appalachian Power Co.	3.300%	6/1/2027	1,134	1,118
	Arizona Public Service Co.	2.600%	8/15/2029	5,604	5,261
	Atmos Energy Corp.	3.000%	6/15/2027	4,839	4,773
	Atmos Energy Corp.	2.625%	9/15/2029	3,675	3,475
	Avangrid Inc.	3.800%	6/1/2029	3,185	3,128
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	5,681	5,579
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	6,285	6,158
	Black Hills Corp.	3.150%	1/15/2027	3,700	3,651
	Black Hills Corp.	5.950%	3/15/2028	2,550	2,648
	Black Hills Corp.	3.050%	10/15/2029	2,747	2,611
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/2027	4,365	4,306
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	3,071	3,168
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	3,073	3,142
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,506	2,593
	CenterPoint Energy Inc.	2.950%	3/1/2030	4,275	4,030
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	2,060	2,154
	CenterPoint Energy Inc.	6.700%	5/15/2055	2,925	3,019
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	9,178	9,415
[1]	CMS Energy Corp.	4.750%	6/1/2050	2,870	2,798
	Commonwealth Edison Co.	3.700%	8/15/2028	3,200	3,174
[1]	Connecticut Light & Power Co.	3.200%	3/15/2027	4,612	4,563
	Connecticut Light & Power Co.	4.950%	1/15/2030	4,585	4,715
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	7,946	7,943
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	2,752	2,666
	Constellation Energy Generation LLC	5.600%	3/1/2028	4,015	4,149
	Consumers Energy Co.	4.650%	3/1/2028	8,201	8,312
	Consumers Energy Co.	4.900%	2/15/2029	3,895	3,993
	Consumers Energy Co.	4.600%	5/30/2029	5,607	5,698
	Consumers Energy Co.	4.700%	1/15/2030	5,175	5,285
[3]	Dayton Power & Light Co.	4.550%	8/15/2030	2,300	2,295
[1]	Dominion Energy Inc.	3.600%	3/15/2027	1,375	1,365
	Dominion Energy Inc.	4.600%	5/15/2028	2,505	2,530
	Dominion Energy Inc.	4.250%	6/1/2028	510	511
[1]	Dominion Energy Inc.	3.375%	4/1/2030	8,200	7,879
	Dominion Energy Inc.	5.000%	6/15/2030	9,580	9,823
[1]	Dominion Energy Inc.	6.875%	2/1/2055	5,937	6,224
	DTE Electric Co.	4.850%	12/1/2026	165	167
	DTE Electric Co.	4.250%	5/14/2027	825	829
	DTE Energy Co.	2.850%	10/1/2026	5,444	5,376
	DTE Energy Co.	4.950%	7/1/2027	3,384	3,427
	DTE Energy Co.	4.875%	6/1/2028	4,450	4,527
	DTE Energy Co.	5.100%	3/1/2029	10,671	10,941
[1]	DTE Energy Co.	3.400%	6/15/2029	3,481	3,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	5.200%	4/1/2030	12,611	12,997
	Duke Energy Carolinas LLC	2.950%	12/1/2026	5,388	5,330
	Duke Energy Carolinas LLC	2.450%	8/15/2029	6,965	6,551
	Duke Energy Carolinas LLC	4.850%	3/15/2030	2,399	2,466
	Duke Energy Corp.	3.150%	8/15/2027	1,462	1,439
	Duke Energy Corp.	5.000%	12/8/2027	8,040	8,188
	Duke Energy Corp.	4.300%	3/15/2028	6,980	7,013
	Duke Energy Corp.	3.400%	6/15/2029	2,548	2,477
	Duke Energy Corp.	2.450%	6/1/2030	5,098	4,696
	Duke Energy Corp.	3.250%	1/15/2082	2,175	2,098
	Duke Energy Florida LLC	3.200%	1/15/2027	6,165	6,112
	Duke Energy Florida LLC	2.500%	12/1/2029	6,426	6,046
	Duke Energy Florida LLC	1.750%	6/15/2030	16,405	14,693
	Duke Energy Ohio Inc.	2.125%	6/1/2030	3,730	3,405
	Duke Energy Progress LLC	4.350%	3/6/2027	1,685	1,698
	Duke Energy Progress LLC	3.700%	9/1/2028	3,434	3,408
	Duke Energy Progress LLC	3.450%	3/15/2029	6,310	6,184
	Edison International	5.250%	11/15/2028	10,740	10,823
	Edison International	5.450%	6/15/2029	5,320	5,367
	Edison International	6.950%	11/15/2029	6,972	7,403
	Enel Americas SA	4.000%	10/25/2026	4,862	4,853
	Enel Chile SA	4.875%	6/12/2028	6,850	6,961
	Entergy Arkansas LLC	4.000%	6/1/2028	1,750	1,748
	Entergy Corp.	2.800%	6/15/2030	3,440	3,208
	Entergy Corp.	7.125%	12/1/2054	9,105	9,534
	Entergy Louisiana LLC	2.400%	10/1/2026	5,657	5,564
	Entergy Texas Inc.	4.000%	3/30/2029	1,970	1,960
	Essential Utilities Inc.	4.800%	8/15/2027	4,125	4,172
	Evergy Inc.	2.900%	9/15/2029	7,225	6,849
	Evergy Inc.	6.650%	6/1/2055	2,900	2,967
	Evergy Kansas Central Inc.	3.100%	4/1/2027	4,872	4,811
[1]	Evergy Metro Inc.	2.250%	6/1/2030	2,570	2,354
	Eversource Energy	5.000%	1/1/2027	1,812	1,829
	Eversource Energy	4.600%	7/1/2027	7,265	7,310
[1]	Eversource Energy	3.300%	1/15/2028	6,020	5,890
	Eversource Energy	5.450%	3/1/2028	13,580	13,947
	Eversource Energy	5.950%	2/1/2029	4,204	4,402
[1]	Eversource Energy	4.250%	4/1/2029	2,280	2,273
	Exelon Corp.	2.750%	3/15/2027	6,779	6,647
	Exelon Corp.	5.150%	3/15/2028	7,636	7,810
	Exelon Corp.	5.150%	3/15/2029	4,564	4,694
	Exelon Corp.	4.050%	4/15/2030	8,910	8,814
[1]	FirstEnergy Corp.	3.900%	7/15/2027	9,682	9,627
	Florida Power & Light Co.	5.050%	4/1/2028	7,454	7,648
	Florida Power & Light Co.	4.400%	5/15/2028	9,010	9,110
	Florida Power & Light Co.	5.150%	6/15/2029	2,510	2,605
	Fortis Inc.	3.055%	10/4/2026	1,272	1,258
	Georgia Power Co.	3.250%	3/30/2027	6,418	6,349
	Georgia Power Co.	4.650%	5/16/2028	13,536	13,742
	Georgia Power Co.	4.000%	10/1/2028	3,944	3,944
[1]	Georgia Power Co.	2.650%	9/15/2029	4,195	3,972
	Georgia Power Co.	4.550%	3/15/2030	6,679	6,786
	Interstate Power & Light Co.	4.100%	9/26/2028	4,160	4,151
	Interstate Power & Light Co.	2.300%	6/1/2030	1,488	1,360
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	2,736	2,732
	MidAmerican Energy Co.	3.650%	4/15/2029	8,478	8,357
	Mississippi Power Co.	3.950%	3/30/2028	2,250	2,247
	National Fuel Gas Co.	5.500%	10/1/2026	3,315	3,350
	National Fuel Gas Co.	4.750%	9/1/2028	4,825	4,866
	National Fuel Gas Co.	5.500%	3/15/2030	1,529	1,581
	National Grid plc	5.602%	6/12/2028	5,170	5,350
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	4,955	4,883
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	3,608	3,665
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	3,325	3,335
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	4,624	4,556
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	4,080	4,152
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	4,100	4,111
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	7,755	7,953
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	5,390	5,514
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	3,175	3,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	3,684	3,816
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	3,575	3,680
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	2,115	2,221
[1]	Nevada Power Co.	3.700%	5/1/2029	3,370	3,315
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	12,298	11,960
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	8,715	8,643
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	12,575	12,699
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	3,655	3,696
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	5,075	5,166
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,333	9,497
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	7,165	7,006
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	5,355	5,061
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	6,973	7,180
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	11,519	10,516
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	2,222	2,300
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	6,500	6,759
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	2,709	2,633
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	235	237
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	7,445	7,253
	NiSource Inc.	3.490%	5/15/2027	10,375	10,278
	NiSource Inc.	5.250%	3/30/2028	9,418	9,660
	NiSource Inc.	5.200%	7/1/2029	1,919	1,979
	NiSource Inc.	2.950%	9/1/2029	1,835	1,751
	NiSource Inc.	3.600%	5/1/2030	6,195	6,001
	NiSource Inc.	6.950%	11/30/2054	2,622	2,737
	NSTAR Electric Co.	3.200%	5/15/2027	3,906	3,855
	NSTAR Electric Co.	3.250%	5/15/2029	1,360	1,317
	NSTAR Electric Co.	4.850%	3/1/2030	3,208	3,286
	OGE Energy Corp.	5.450%	5/15/2029	3,035	3,152
[1]	Ohio Power Co.	2.600%	4/1/2030	231	215
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	2,592	2,610
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,030	8,080
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	3,175	3,226
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	817	766
	ONE Gas Inc.	5.100%	4/1/2029	4,717	4,867
	Pacific Gas & Electric Co.	3.300%	3/15/2027	6,075	5,989
	Pacific Gas & Electric Co.	2.100%	8/1/2027	6,138	5,902
	Pacific Gas & Electric Co.	3.300%	12/1/2027	19,514	19,097
	Pacific Gas & Electric Co.	5.000%	6/4/2028	795	806
	Pacific Gas & Electric Co.	3.000%	6/15/2028	2,105	2,029
	Pacific Gas & Electric Co.	3.750%	7/1/2028	4,761	4,675
	Pacific Gas & Electric Co.	6.100%	1/15/2029	12,669	13,244
	Pacific Gas & Electric Co.	5.550%	5/15/2029	1,705	1,755
	Pacific Gas & Electric Co.	4.550%	7/1/2030	2,845	2,827
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	4,742	4,625
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,451	1,474
	Pinnacle West Capital Corp.	5.150%	5/15/2030	1,500	1,543
[1]	Public Service Electric & Gas Co.	3.000%	5/15/2027	1,204	1,187
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	4,390	4,347
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	1,290	1,251
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	3,160	2,948
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	3,805	3,939
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	4,380	4,586
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	5,601	5,779
	Puget Energy Inc.	2.379%	6/15/2028	3,135	2,975
	Puget Energy Inc.	4.100%	6/15/2030	3,200	3,125
	San Diego Gas & Electric Co.	4.950%	8/15/2028	2,434	2,494
	Sempra	3.250%	6/15/2027	4,728	4,647
	Sempra	3.400%	2/1/2028	3,459	3,393
	Sempra	3.700%	4/1/2029	3,300	3,237
	Sempra	4.125%	4/1/2052	5,130	5,010
	Sempra	6.875%	10/1/2054	6,049	6,270
	Sempra	6.625%	4/1/2055	2,000	2,035
	Southern California Edison Co.	4.875%	2/1/2027	2,639	2,654
	Southern California Edison Co.	5.850%	11/1/2027	5,855	6,010
	Southern California Edison Co.	5.300%	3/1/2028	11,567	11,791
	Southern California Edison Co.	5.650%	10/1/2028	5,735	5,912
[1]	Southern California Edison Co.	4.200%	3/1/2029	6,180	6,106
	Southern California Edison Co.	5.150%	6/1/2029	1,400	1,424
	Southern California Edison Co.	5.250%	3/15/2030	5,492	5,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	2.950%	4/15/2027	1,857	1,829
	Southern Co.	5.113%	8/1/2027	4,625	4,706
	Southern Co.	4.850%	6/15/2028	4,396	4,478
	Southern Co.	5.500%	3/15/2029	6,981	7,262
[1]	Southern Co.	3.700%	4/30/2030	6,065	5,916
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,486	2,483
[1]	Southern Power Co.	4.250%	10/1/2030	1,422	1,413
	Southwest Gas Corp.	5.800%	12/1/2027	2,121	2,188
	Southwest Gas Corp.	5.450%	3/23/2028	2,166	2,226
[1]	Southwestern Electric Power Co.	2.750%	10/1/2026	3,348	3,302
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	4,247	4,238
	Tampa Electric Co.	4.900%	3/1/2029	3,375	3,452
	Union Electric Co.	2.950%	6/15/2027	3,799	3,743
	Union Electric Co.	3.500%	3/15/2029	5,020	4,921
	United Utilities plc	6.875%	8/15/2028	3,065	3,277
[1]	Virginia Electric & Power Co.	2.950%	11/15/2026	4,777	4,715
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	9,859	9,784
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	3,786	3,616
	WEC Energy Group Inc.	5.150%	10/1/2027	6,292	6,410
	WEC Energy Group Inc.	4.750%	1/15/2028	12,544	12,721
	WEC Energy Group Inc.	2.200%	12/15/2028	2,140	2,019
	Wisconsin Electric Power Co.	5.000%	5/15/2029	2,335	2,405
	Wisconsin Electric Power Co.	4.150%	10/15/2030	2,865	2,855
	Wisconsin Power & Light Co.	3.000%	7/1/2029	2,419	2,316
	Wisconsin Public Service Corp.	4.550%	12/1/2029	1,650	1,677
	Xcel Energy Inc.	3.350%	12/1/2026	2,895	2,867
	Xcel Energy Inc.	1.750%	3/15/2027	5,401	5,218
	Xcel Energy Inc.	4.750%	3/21/2028	1,608	1,628
	Xcel Energy Inc.	4.000%	6/15/2028	1,261	1,260
	Xcel Energy Inc.	2.600%	12/1/2029	4,551	4,254
	Xcel Energy Inc.	3.400%	6/1/2030	3,400	3,261
					1,093,357
Total Corporate Bonds (Cost $15,961,905)					16,216,549
Sovereign Bonds (4.8%)
	African Development Bank	4.625%	1/4/2027	13,723	13,864
	African Development Bank	4.125%	2/25/2027	12,270	12,332
[1]	African Development Bank	4.375%	11/3/2027	18,905	19,171
	African Development Bank	4.375%	3/14/2028	19,895	20,215
	African Development Bank	3.875%	6/12/2028	10,834	10,889
	African Development Bank	3.500%	9/18/2029	6,000	5,945
[1]	Asian Development Bank	2.625%	1/12/2027	13,901	13,704
[1]	Asian Development Bank	4.125%	1/12/2027	21,595	21,689
[1]	Asian Development Bank	1.500%	1/20/2027	29,204	28,370
[1]	Asian Development Bank	2.375%	8/10/2027	380	371
[1]	Asian Development Bank	3.125%	8/20/2027	31,725	31,409
[1]	Asian Development Bank	2.500%	11/2/2027	9,845	9,613
[1]	Asian Development Bank	4.375%	1/14/2028	24,898	25,281
[1]	Asian Development Bank	2.750%	1/19/2028	13,468	13,196
[1]	Asian Development Bank	3.750%	4/25/2028	30,190	30,244
[1]	Asian Development Bank	1.250%	6/9/2028	10,280	9,648
[1]	Asian Development Bank	4.500%	8/25/2028	38,165	39,026
[1]	Asian Development Bank	4.375%	3/6/2029	20,805	21,252
[1]	Asian Development Bank	1.875%	3/15/2029	295	278
[1]	Asian Development Bank	3.625%	8/28/2029	21,571	21,500
[1]	Asian Development Bank	1.875%	1/24/2030	778	720
[1]	Asian Development Bank	4.125%	5/30/2030	34,762	35,280
[1]	Asian Development Bank	3.750%	8/28/2030	9,640	9,626
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	8,855	8,867
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	21,816	21,964
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	6,606	6,598
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	9,985	10,119
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	12,557	12,922
[1]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/2027	300	322
	Canadian Government Bond	3.750%	4/26/2028	18,258	18,306
	Canadian Government Bond	4.625%	4/30/2029	17,655	18,195
	Canadian Government Bond	4.000%	3/18/2030	22,507	22,744
	Corp. Andina de Fomento	2.250%	2/8/2027	5,785	5,646
	Corp. Andina de Fomento	6.000%	4/26/2027	10,595	10,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	4.125%	1/7/2028	7,125	7,145
	Corp. Andina de Fomento	5.000%	1/24/2029	11,030	11,360
	Corp. Andina de Fomento	5.000%	1/22/2030	14,637	15,159
	Council of Europe Development Bank	4.625%	6/11/2027	5,221	5,295
	Council of Europe Development Bank	3.625%	1/26/2028	11,820	11,801
[1]	Council of Europe Development Bank	3.625%	5/8/2028	6,000	5,993
	Council of Europe Development Bank	4.125%	1/24/2029	4,295	4,351
	Council of Europe Development Bank	4.500%	1/15/2030	11,146	11,470
	Equinor ASA	3.000%	4/6/2027	12,570	12,414
	Equinor ASA	7.250%	9/23/2027	4,760	5,056
	Equinor ASA	4.250%	6/2/2028	3,336	3,360
	Equinor ASA	3.625%	9/10/2028	8,636	8,561
[1]	European Bank for Reconstruction & Development	4.375%	3/9/2028	17,700	17,979
	European Bank for Reconstruction & Development	4.125%	1/25/2029	17,455	17,689
	European Investment Bank	0.750%	10/26/2026	11,407	11,043
[1]	European Investment Bank	1.375%	3/15/2027	27,777	26,862
	European Investment Bank	4.375%	3/19/2027	29,026	29,296
	European Investment Bank	2.375%	5/24/2027	2,704	2,647
	European Investment Bank	0.625%	10/21/2027	405	381
	European Investment Bank	3.250%	11/15/2027	25,564	25,357
	European Investment Bank	3.875%	3/15/2028	39,010	39,211
	European Investment Bank	3.875%	6/15/2028	21,723	21,846
	European Investment Bank	4.500%	10/16/2028	22,510	23,047
	European Investment Bank	4.000%	2/15/2029	24,312	24,555
	European Investment Bank	1.750%	3/15/2029	16,200	15,193
	European Investment Bank	4.750%	6/15/2029	42,010	43,531
	European Investment Bank	1.625%	10/9/2029	6,495	5,995
	European Investment Bank	3.750%	11/15/2029	27,980	28,013
	European Investment Bank	4.500%	3/14/2030	34,451	35,505
	European Investment Bank	3.625%	7/15/2030	20,000	19,875
	European Investment Bank	3.875%	10/15/2030	17,085	17,154
[5]	Export Development Canada	3.000%	5/25/2027	17,625	17,407
[5]	Export Development Canada	3.750%	9/7/2027	14,340	14,350
[5]	Export Development Canada	3.875%	2/14/2028	19,305	19,392
[5]	Export Development Canada	4.125%	2/13/2029	19,880	20,147
[5]	Export Development Canada	4.000%	6/20/2030	11,730	11,840
	Export-Import Bank of Korea	1.125%	12/29/2026	6,787	6,551
	Export-Import Bank of Korea	4.625%	1/11/2027	4,245	4,280
	Export-Import Bank of Korea	1.625%	1/18/2027	6,640	6,447
	Export-Import Bank of Korea	2.375%	4/21/2027	4,515	4,411
	Export-Import Bank of Korea	4.250%	9/15/2027	6,430	6,468
	Export-Import Bank of Korea	4.125%	10/17/2027	2,800	2,811
	Export-Import Bank of Korea	5.000%	1/11/2028	5,947	6,084
	Export-Import Bank of Korea	4.625%	1/14/2028	10,000	10,151
	Export-Import Bank of Korea	5.125%	9/18/2028	6,120	6,322
	Export-Import Bank of Korea	4.500%	1/11/2029	2,690	2,730
	Export-Import Bank of Korea	4.000%	9/11/2029	3,000	2,999
	Export-Import Bank of Korea	4.875%	1/14/2030	9,600	9,926
	Export-Import Bank of Korea	3.750%	9/22/2030	7,220	7,144
	Inter-American Development Bank	4.375%	2/1/2027	13,090	13,192
	Inter-American Development Bank	2.375%	7/7/2027	29,486	28,835
	Inter-American Development Bank	0.625%	9/16/2027	535	504
	Inter-American Development Bank	4.000%	1/12/2028	32,670	32,898
	Inter-American Development Bank	1.125%	7/20/2028	3,805	3,549
	Inter-American Development Bank	4.125%	2/15/2029	37,611	38,124
	Inter-American Development Bank	3.500%	9/14/2029	19,985	19,820
	Inter-American Development Bank	4.500%	2/15/2030	31,844	32,798
	Inter-American Development Bank	3.750%	6/14/2030	24,517	24,492
	Inter-American Investment Corp.	3.625%	2/17/2027	1,805	1,799
	Inter-American Investment Corp.	4.125%	2/15/2028	10,525	10,604
	Inter-American Investment Corp.	4.750%	9/19/2028	4,050	4,157
	Inter-American Investment Corp.	4.250%	2/14/2029	5,995	6,076
	Inter-American Investment Corp.	4.250%	4/1/2030	6,082	6,175
[1]	International Bank for Reconstruction & Development	1.875%	10/27/2026	10,313	10,101
	International Bank for Reconstruction & Development	3.125%	6/15/2027	23,493	23,275
[1]	International Bank for Reconstruction & Development	2.500%	11/22/2027	3,063	2,990
	International Bank for Reconstruction & Development	0.750%	11/24/2027	43,698	41,088
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	28,895	27,297
	International Bank for Reconstruction & Development	3.625%	5/5/2028	16,130	16,117
	International Bank for Reconstruction & Development	3.500%	7/12/2028	35,712	35,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	4.625%	8/1/2028	30,213	30,984
	International Bank for Reconstruction & Development	1.125%	9/13/2028	30,695	28,532
	International Bank for Reconstruction & Development	3.625%	9/21/2029	11,105	11,065
	International Bank for Reconstruction & Development	3.875%	10/16/2029	49,028	49,288
[1]	International Bank for Reconstruction & Development	1.750%	10/23/2029	15,831	14,661
	International Bank for Reconstruction & Development	3.875%	2/14/2030	24,239	24,355
	International Bank for Reconstruction & Development	4.125%	3/20/2030	29,970	30,415
	International Bank for Reconstruction & Development	4.000%	7/25/2030	17,108	17,271
[1]	International Finance Corp.	0.750%	10/8/2026	2,060	1,997
[1]	International Finance Corp.	4.375%	1/15/2027	8,551	8,612
[1]	International Finance Corp.	4.500%	1/21/2028	17,977	18,302
[1]	International Finance Corp.	4.500%	7/13/2028	9,471	9,675
[1]	International Finance Corp.	4.250%	7/2/2029	11,450	11,660
[1]	International Finance Corp.	3.875%	7/2/2030	10,295	10,343
	International Finance Corp.	0.750%	8/27/2030	5,825	5,039
[1,6]	Japan Bank for International Cooperation	2.250%	11/4/2026	12,935	12,702
[6]	Japan Bank for International Cooperation	2.875%	6/1/2027	15,518	15,266
[6]	Japan Bank for International Cooperation	2.875%	7/21/2027	10,015	9,839
[6]	Japan Bank for International Cooperation	4.625%	7/22/2027	10,294	10,429
[6]	Japan Bank for International Cooperation	4.375%	10/5/2027	6,520	6,587
[6]	Japan Bank for International Cooperation	2.750%	11/16/2027	14,220	13,907
[6]	Japan Bank for International Cooperation	3.875%	7/3/2028	3,630	3,636
[6]	Japan Bank for International Cooperation	4.625%	7/19/2028	5,535	5,652
[6]	Japan Bank for International Cooperation	4.875%	10/18/2028	8,125	8,364
[6]	Japan Bank for International Cooperation	2.000%	10/17/2029	9,380	8,713
[6]	Japan International Cooperation Agency	2.750%	4/27/2027	4,284	4,203
[6]	Japan International Cooperation Agency	3.250%	5/25/2027	10,435	10,318
[6]	Japan International Cooperation Agency	4.000%	5/23/2028	6,075	6,088
[6]	Japan International Cooperation Agency	4.750%	5/21/2029	2,372	2,437
[6]	Japan International Cooperation Agency	4.250%	5/22/2030	2,444	2,474
[6]	Japan International Cooperation Agency	1.000%	7/22/2030	265	231
[7]	KFW	1.000%	10/1/2026	17,625	17,136
[7]	KFW	4.375%	3/1/2027	24,421	24,636
[7]	KFW	3.000%	5/20/2027	35,816	35,421
[7]	KFW	4.000%	6/28/2027	13,955	14,029
[7]	KFW	3.500%	8/27/2027	15,435	15,386
[7]	KFW	3.750%	2/15/2028	29,025	29,080
[1,7]	KFW	3.875%	5/15/2028	15,988	16,074
[7]	KFW	3.875%	6/15/2028	42,515	42,750
[7]	KFW	3.500%	8/9/2028	12,735	12,682
[7]	KFW	4.000%	3/15/2029	26,834	27,104
[7]	KFW	1.750%	9/14/2029	7,500	6,965
[7]	KFW	4.625%	3/18/2030	16,938	17,549
[7]	KFW	3.750%	7/15/2030	32,171	32,146
	Korea Development Bank	5.375%	10/23/2026	4,375	4,434
	Korea Development Bank	4.625%	2/15/2027	2,865	2,892
	Korea Development Bank	2.250%	2/24/2027	465	455
	Korea Development Bank	1.375%	4/25/2027	6,695	6,437
	Korea Development Bank	4.125%	10/16/2027	3,000	3,011
	Korea Development Bank	4.625%	2/3/2028	5,500	5,586
	Korea Development Bank	4.375%	2/15/2028	13,525	13,658
	Korea Development Bank	5.375%	10/23/2028	3,175	3,307
	Korea Development Bank	4.500%	2/15/2029	4,200	4,265
	Korea Development Bank	4.875%	2/3/2030	6,750	6,984
	Korea Development Bank	3.750%	9/16/2030	3,590	3,554
[1,7]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	8,716	8,758
[7]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	8,968	9,237
[7]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	6,055	6,150
[4,7]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	25,089	24,903
	Nordic Investment Bank	3.375%	9/8/2027	385	383
	Nordic Investment Bank	4.375%	3/14/2028	17,890	18,179
	Nordic Investment Bank	4.250%	2/28/2029	8,285	8,427
	Nordic Investment Bank	3.750%	5/9/2030	9,428	9,423
[8]	Oesterreichische Kontrollbank AG	5.000%	10/23/2026	10,830	10,954
[8]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	12,836	13,033
[8]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	11,750	11,730
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	11,180	11,318
[8]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	2,419	2,437
[1,8]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	5,810	5,878
[8]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	805	804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	9,536	9,802
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	4,385	4,409
	Province of Alberta	4.500%	6/26/2029	14,510	14,847
	Province of Alberta	1.300%	7/22/2030	12,000	10,646
	Province of British Columbia	4.700%	1/24/2028	18,951	19,339
	Province of British Columbia	4.800%	11/15/2028	16,580	17,070
	Province of British Columbia	4.900%	4/24/2029	18,050	18,700
	Province of British Columbia	3.900%	8/27/2030	6,625	6,625
[1]	Province of Manitoba	1.500%	10/25/2028	6,360	5,938
	Province of Ontario	3.100%	5/19/2027	20,280	20,055
	Province of Ontario	1.050%	5/21/2027	10,040	9,606
	Province of Ontario	4.200%	1/18/2029	11,879	12,034
	Province of Ontario	3.700%	9/17/2029	17,605	17,533
	Province of Ontario	2.000%	10/2/2029	9,985	9,319
	Province of Ontario	4.700%	1/15/2030	19,207	19,843
	Province of Ontario	3.900%	9/4/2030	7,135	7,136
	Province of Quebec	2.750%	4/12/2027	7,315	7,197
	Province of Quebec	3.625%	4/13/2028	21,871	21,793
	Province of Quebec	4.500%	4/3/2029	25,848	26,446
[1]	Province of Quebec	7.500%	9/15/2029	7,985	9,040
	Province of Saskatchewan	3.250%	6/8/2027	7,950	7,868
	Province of Saskatchewan	4.650%	1/28/2030	3,335	3,437
[1]	Republic of Chile	2.750%	1/31/2027	11,476	11,269
[1]	Republic of Chile	3.240%	2/6/2028	9,970	9,787
[1]	Republic of Chile	4.850%	1/22/2029	4,845	4,953
[1]	Republic of Indonesia	4.150%	9/20/2027	7,010	7,019
	Republic of Indonesia	3.500%	1/11/2028	9,520	9,411
[1]	Republic of Indonesia	4.550%	1/11/2028	7,170	7,227
	Republic of Indonesia	4.100%	4/24/2028	4,280	4,280
	Republic of Indonesia	4.750%	2/11/2029	6,650	6,761
[1]	Republic of Indonesia	4.400%	3/10/2029	3,010	3,033
	Republic of Indonesia	3.400%	9/18/2029	2,930	2,854
[1]	Republic of Indonesia	5.250%	1/15/2030	4,900	5,096
	Republic of Indonesia	2.850%	2/14/2030	8,000	7,550
	Republic of Korea	2.750%	1/19/2027	3,500	3,452
	Republic of Korea	2.500%	6/19/2029	5,693	5,422
	Republic of Korea	4.500%	7/3/2029	9,745	9,952
	Republic of Panama	8.875%	9/30/2027	5,781	6,268
[1]	Republic of Panama	3.875%	3/17/2028	8,448	8,322
	Republic of Panama	9.375%	4/1/2029	5,173	5,897
[1]	Republic of Panama	3.160%	1/23/2030	4,000	3,724
	Republic of Peru	2.844%	6/20/2030	3,700	3,475
[1]	Republic of Poland	5.500%	11/16/2027	8,316	8,587
[1]	Republic of Poland	4.625%	3/18/2029	9,460	9,622
[1]	Republic of Poland	4.875%	2/12/2030	18,475	19,006
	Republic of the Philippines	3.229%	3/29/2027	4,360	4,299
	Republic of the Philippines	5.170%	10/13/2027	7,700	7,855
	Republic of the Philippines	3.000%	2/1/2028	8,115	7,916
	Republic of the Philippines	4.625%	7/17/2028	1,725	1,751
	Republic of the Philippines	3.750%	1/14/2029	13,075	12,895
	Republic of the Philippines	9.500%	2/2/2030	11,415	13,758
	Republic of the Philippines	2.457%	5/5/2030	5,800	5,391
[1]	State of Israel	3.250%	1/17/2028	5,740	5,602
[1]	State of Israel	5.375%	3/12/2029	13,200	13,550
[1]	State of Israel	2.500%	1/15/2030	5,600	5,159
[1]	State of Israel	5.375%	2/19/2030	13,300	13,704
[1]	State of Israel	2.750%	7/3/2030	11,500	10,598
[1]	Svensk Exportkredit AB	2.250%	3/22/2027	8,515	8,323
[1]	Svensk Exportkredit AB	3.875%	8/4/2027	16,911	16,943
[1]	Svensk Exportkredit AB	3.750%	9/13/2027	9,601	9,605
	Svensk Exportkredit AB	3.750%	5/8/2028	5,925	5,927
	Svensk Exportkredit AB	4.125%	6/14/2028	6,055	6,114
[1]	Svensk Exportkredit AB	4.250%	2/1/2029	1,610	1,632
	Svensk Exportkredit AB	3.750%	7/29/2030	3,909	3,894
	United Mexican States	4.150%	3/28/2027	18,349	18,303
	United Mexican States	3.750%	1/11/2028	2,538	2,512
[1]	United Mexican States	5.400%	2/9/2028	11,275	11,546
	United Mexican States	4.500%	4/22/2029	15,951	16,009
[1]	United Mexican States	5.000%	5/7/2029	5,180	5,276
[1]	United Mexican States	3.250%	4/16/2030	10,360	9,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United Mexican States	6.000%	5/13/2030	10,600	11,165
Total Sovereign Bonds (Cost $3,099,583)					3,127,623
Taxable Municipal Bonds (0.0%)
	California Earthquake Authority Revenue	5.603%	7/1/2027	4,700	4,761
	California GO	5.125%	9/1/2029	3,500	3,672
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	7,680	7,394
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	1,450	1,452
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	10,475	11,012
	Oregon GO	5.892%	6/1/2027	3,311	3,388
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	2,500	2,536
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	2,027	2,067
	University of California Revenue	1.316%	5/15/2027	4,890	4,710
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	2,200	2,182
Total Taxable Municipal Bonds (Cost $42,705)					43,174
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Market Liquidity Fund (Cost $424,201)	4.180%		4,242,257	424,226
Total Investments (99.4%) (Cost $64,498,907)					65,094,863
Other Assets and Liabilities—Net (0.6%)					360,902
Net Assets (100%)					65,455,765
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $136,323, representing 0.2% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2025.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	45,283,291	—	45,283,291
Corporate Bonds	—	16,216,549	—	16,216,549
Sovereign Bonds	—	3,127,623	—	3,127,623
Taxable Municipal Bonds	—	43,174	—	43,174
Temporary Cash Investments	424,226	—	—	424,226
Total	424,226	64,670,637	—	65,094,863